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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.8%
Auto Components 1.7%
LCI Industries	4,481	519,124
Hotels, Restaurants & Leisure 6.0%
Extended Stay America, Inc.	13,421	268,420
Hilton Grand Vacations, Inc.(a)	11,673	450,928
Papa John’s International, Inc.	1,548	113,112
Six Flags Entertainment Corp.	14,508	884,118
Wingstop, Inc.	3,480	115,710
Total		1,832,288
Household Durables 1.4%
TopBuild Corp.(a)	6,435	419,369
Internet & Direct Marketing Retail 2.3%
Liberty Expedia Holdings, Inc., Class A(a)	10,288	546,396
Nutrisystem, Inc.	3,004	167,923
Total		714,319
Media 2.0%
Lions Gate Entertainment Corp., Class B(a)	4,142	131,674
Nexstar Broadcasting Group, Inc., Class A	5,116	318,727
Regal Entertainment Group, Class A	9,333	149,328
Total		599,729
Multiline Retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,599	491,794
Specialty Retail 2.8%
Camping World Holdings, Inc., Class A	5,928	241,507
Floor & Decor Holdings, Inc.(a)	4,987	194,144
Michaels Companies, Inc. (The)(a)	11,045	237,136
Party City Holdco, Inc.(a)	14,143	191,637
Total		864,424
Total Consumer Discretionary		5,441,047
Consumer Staples 0.8%
Household Products 0.8%
Central Garden & Pet Co.(a)	6,062	235,448
Total Consumer Staples		235,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.3%
Energy Equipment & Services 1.3%
Matrix Service Co.(a)	13,305	202,236
NCS Multistage Holdings, Inc.(a)	5,009	120,617
Oil States International, Inc.(a)	2,902	73,565
Total		396,418
Oil, Gas & Consumable Fuels 1.0%
RSP Permian, Inc.(a)	8,794	304,185
Total Energy		700,603
Financials 6.5%
Banks 2.3%
Home Bancshares, Inc.	27,618	696,526
Capital Markets 1.4%
MarketAxess Holdings, Inc.	1,609	296,877
Pzena Investment Management, Inc., Class A	11,800	128,502
Total		425,379
Thrifts & Mortgage Finance 2.8%
LendingTree, Inc.(a)	3,549	867,553
Total Financials		1,989,458
Health Care 24.3%
Biotechnology 7.7%
ACADIA Pharmaceuticals, Inc.(a)	2,675	100,767
Alder Biopharmaceuticals, Inc.(a)	11,548	141,463
Axovant Sciences Ltd.(a)	7,780	53,526
bluebird bio, Inc.(a)	1,839	252,587
Blueprint Medicines Corp.(a)	1,328	92,522
Clovis Oncology, Inc.(a)	1,817	149,721
Dynavax Technologies Corp.(a)	5,028	108,102
Insmed, Inc.(a)	4,261	132,986
Intercept Pharmaceuticals, Inc.(a)	1,066	61,871
Jounce Therapeutics, Inc.(a)	4,576	71,294
Keryx Biopharmaceuticals, Inc.(a)	14,959	106,209
Loxo Oncology, Inc.(a)	1,489	137,167
NewLink Genetics Corp.(a)	6,290	64,032
Nightstar Therapeutics PLC, ADR(a)	1,968	37,786
OncoMed Pharmaceuticals, Inc.(a)	15,585	70,444
Ovid Therapeutics, Inc.(a)	2,409	20,645
Puma Biotechnology, Inc.(a)	1,958	234,470

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(a)	2,444	35,682
Sage Therapeutics, Inc.(a)	993	61,864
Spark Therapeutics, Inc.(a)	1,837	163,787
TESARO, Inc.(a)	1,499	193,521
vTv Therapeutics, Inc., Class A(a)	10,879	65,056
Total		2,355,502
Health Care Equipment & Supplies 5.7%
ABIOMED, Inc.(a)	1,459	245,987
Cantel Medical Corp.	3,718	350,124
Neogen Corp.(a)	7,516	582,189
West Pharmaceutical Services, Inc.	5,948	572,555
Total		1,750,855
Health Care Providers & Services 3.4%
BioTelemetry, Inc.(a)	5,363	176,979
Chemed Corp.	1,912	386,319
Tivity Health, Inc.(a)	11,295	460,836
Total		1,024,134
Health Care Technology 2.8%
HealthStream, Inc.(a)	4,983	116,453
Veeva Systems Inc., Class A(a)	13,039	735,530
Total		851,983
Life Sciences Tools & Services 1.8%
INC Research Holdings, Inc. Class A(a)	4,895	256,009
Pra Health Sciences, Inc.(a)	3,742	285,028
Total		541,037
Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc.(a)	2,253	109,496
GW Pharmaceuticals PLC, ADR(a)	530	53,790
Pacira Pharmaceuticals, Inc.(a)	4,292	161,164
Prestige Brands Holdings, Inc.(a)	7,510	376,176
Supernus Pharmaceuticals, Inc.(a)	4,914	196,560
Total		897,186
Total Health Care		7,420,697
Industrials 14.2%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc.(a)	1,908	303,715
Airlines 0.6%
Copa Holdings SA, Class A	1,435	178,701
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.5%
Continental Building Product(a)	8,273	215,098
Trex Co., Inc.(a)	2,683	241,658
Total		456,756
Commercial Services & Supplies 2.2%
ARC Document Solutions, Inc.(a)	35,032	143,281
Deluxe Corp.	4,387	320,075
Heritage-Crystal Clean, Inc.(a)	10,076	219,153
Total		682,509
Electrical Equipment 0.4%
Generac Holdings, Inc.(a)	2,879	132,233
Machinery 2.8%
Proto Labs, Inc.(a)	3,635	291,891
Sun Hydraulics Corp.	6,584	355,536
Terex Corp.	4,414	198,718
Total		846,145
Professional Services 2.1%
Wageworks, Inc.(a)	10,653	646,637
Road & Rail 1.0%
Landstar System, Inc.	1,616	161,034
Saia, Inc.(a)	2,415	151,300
Total		312,334
Trading Companies & Distributors 2.6%
DXP Enterprises, Inc.(a)	7,632	240,332
Watsco, Inc.	3,346	538,940
Total		779,272
Total Industrials		4,338,302
Information Technology 26.1%
Communications Equipment 1.0%
Lumentum Holdings, Inc.(a)	5,752	312,621
Electronic Equipment, Instruments & Components 2.2%
Coherent, Inc.(a)	2,879	677,054
Internet Software & Services 4.9%
Five9, Inc.(a)	6,556	156,688
Match Group, Inc.(a)	24,167	560,433
Stamps.com, Inc.(a)	1,413	286,345

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TrueCar, Inc.(a)	16,960	267,798
Wix.com Ltd.(a)	3,098	222,591
Total		1,493,855
IT Services 1.4%
EPAM Systems, Inc.(a)	3,241	284,981
Euronet Worldwide, Inc.(a)	1,492	141,427
Total		426,408
Semiconductors & Semiconductor Equipment 3.5%
MKS Instruments, Inc.	5,326	503,041
Nanometrics, Inc.(a)	9,040	260,352
Silicon Laboratories, Inc.(a)	3,742	298,986
Total		1,062,379
Software 13.1%
Blackbaud, Inc.	7,489	657,534
Callidus Software, Inc.(a)	11,421	281,527
CommVault Systems, Inc.(a)	2,435	148,048
CyberArk Software Ltd.(a)	3,464	142,024
Ellie Mae, Inc.(a)	7,875	646,774
Everbridge, Inc.(a)	14,296	377,700
Fair Isaac Corp.	4,846	680,863
Paycom Software, Inc.(a)	11,181	838,128
Pegasystems, Inc.	3,941	227,199
Total		3,999,797
Total Information Technology		7,972,114
Materials 3.3%
Chemicals 1.4%
Ingevity Corp.(a)	4,500	281,115
KMG Chemicals, Inc.	2,818	154,652
Total		435,767
Construction Materials 1.5%
Summit Materials, Inc., Class A(a)	7,229	231,545
US Concrete, Inc.(a)	2,765	210,969
Total		442,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.4%
Neenah Paper, Inc.	1,388	118,744
Total Materials		997,025
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Coresite Realty Corp.	1,884	210,819
STORE Capital Corp.	12,340	306,896
Total		517,715
Total Real Estate		517,715
Total Common Stocks (Cost $25,477,242)		29,612,409

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Novavax, Inc.
02/01/2023	3.750%	150,000	67,500
Total Convertible Bonds (Cost $66,624)			67,500

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	1,035,468	1,035,468
Total Money Market Funds (Cost $1,035,468)		1,035,468
Total Investments (Cost: $26,579,334)		30,715,377
Other Assets & Liabilities, Net		(189,081)
Net Assets		30,526,296

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	816,416	13,390,635	(13,171,583)	1,035,468	74	—	3,572	1,035,468
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,441,047	—	—	—	5,441,047
Consumer Staples	235,448	—	—	—	235,448
Energy	700,603	—	—	—	700,603
Financials	1,989,458	—	—	—	1,989,458
Health Care	7,420,697	—	—	—	7,420,697
Industrials	4,338,302	—	—	—	4,338,302
Information Technology	7,972,114	—	—	—	7,972,114
Materials	997,025	—	—	—	997,025
Real Estate	517,715	—	—	—	517,715
Total Common Stocks	29,612,409	—	—	—	29,612,409
Convertible Bonds	—	67,500	—	—	67,500
Money Market Funds	—	—	—	1,035,468	1,035,468
Total Investments	29,612,409	67,500	—	1,035,468	30,715,377
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 2.7%
Cooper Tire & Rubber Co.	88,384	3,305,561
Gentherm, Inc.(a)	48,039	1,784,649
Modine Manufacturing Co.(a)	100,068	1,926,309
Visteon Corp.(a)	28,210	3,491,552
Total		10,508,071
Diversified Consumer Services 0.4%
Carriage Services, Inc.	62,040	1,588,224
Household Durables 2.3%
Cavco Industries, Inc.(a)	14,807	2,184,773
Ethan Allen Interiors, Inc.	69,740	2,259,576
Hooker Furniture Corp.	32,743	1,563,478
Lifetime Brands, Inc.	76,547	1,400,810
Pico Holdings, Inc.(a)	91,328	1,525,178
Total		8,933,815
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	53,202	1,683,311
Media 1.3%
AMC Entertainment Holdings, Inc., Class A	118,323	1,739,348
Liberty Global PLC LiLAC(a)	56,773	1,322,811
WideOpenWest, Inc.(a)	127,244	1,918,840
Total		4,980,999
Multiline Retail 0.5%
Hudson’s Bay Co.(a)	206,216	2,100,585
Specialty Retail 1.4%
Aaron’s, Inc.	67,118	2,928,358
DSW, Inc., Class A	27,350	587,478
Sally Beauty Holdings, Inc.(a)	104,450	2,045,131
Total		5,560,967
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.(a)	27,517	1,882,438
Skechers U.S.A., Inc., Class A(a)	72,580	1,821,032
Steven Madden Ltd.(a)	35,848	1,552,219
Total		5,255,689
Total Consumer Discretionary		40,611,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	17,070	2,666,334
Food & Staples Retailing 2.1%
Andersons, Inc. (The)	66,277	2,269,987
Smart & Final Stores, Inc.(a)	138,460	1,086,911
SpartanNash Co.	71,320	1,880,708
United Natural Foods, Inc.(a)	75,330	3,132,975
Total		8,370,581
Food Products 2.7%
Dean Foods Co.	270,400	2,941,952
Fresh Del Monte Produce, Inc.	56,546	2,570,581
Hain Celestial Group, Inc. (The)(a)	58,140	2,392,461
Sanderson Farms, Inc.	16,490	2,663,465
Total		10,568,459
Personal Products 0.5%
Inter Parfums, Inc.	47,922	1,976,783
Total Consumer Staples		23,582,157
Energy 8.0%
Energy Equipment & Services 1.4%
Aspen Aerogels, Inc.(a)	314,516	1,368,145
Dawson Geophysical Co.(a)	229,067	1,037,674
Natural Gas Services Group, Inc.(a)	71,040	2,017,536
Smart Sand, Inc.(a)	177,480	1,203,314
Total		5,626,669
Oil, Gas & Consumable Fuels 6.6%
Aegean Marine Petroleum Network, Inc.	316,020	1,564,299
Callon Petroleum Co.(a)	239,828	2,695,667
Carrizo Oil & Gas, Inc.(a)	98,271	1,683,382
Contango Oil & Gas Co.(a)	61,485	309,270
Delek US Holdings, Inc.	115,441	3,085,738
Earthstone Energy, Inc., Class A(a)	125,908	1,383,729
Eclipse Resources Corp.(a)	431,489	1,078,722
Gulfport Energy Corp.(a)	128,570	1,843,694
Jagged Peak Energy, Inc.(a)	189,202	2,584,499
SM Energy Co.	168,187	2,983,637
SRC Energy, Inc.(a)	242,879	2,348,640

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WildHorse Resource Development Corp.(a)	132,191	1,760,784
WPX Energy, Inc.(a)	208,210	2,394,415
Total		25,716,476
Total Energy		31,343,145
Financials 30.0%
Banks 15.2%
BancFirst Corp.	53,772	3,051,561
BankUnited, Inc.	97,993	3,485,611
Banner Corp.	59,900	3,670,672
Boston Private Financial Holdings, Inc.	196,716	3,255,650
Bridge Bancorp, Inc.	46,601	1,582,104
Brookline Bancorp, Inc.	165,231	2,561,080
Capital City Bank Group, Inc.	92,835	2,228,968
CenterState Bank Corp.	130,403	3,494,800
Columbia Banking System, Inc.	77,929	3,281,590
Community Trust Bancorp, Inc.	40,927	1,903,106
FCB Financial Holdings, Inc., Class A(a)	61,879	2,988,756
First Citizens BancShares Inc., Class A	8,262	3,089,079
First Financial Corp.	42,359	2,016,288
First of Long Island Corp. (The)	70,750	2,154,338
Heritage Financial Corp.	44,896	1,324,432
Investors Bancorp, Inc.	214,073	2,919,956
National Bank Holdings Corp., Class A	64,535	2,303,254
Northrim BanCorp, Inc.	87,087	3,043,691
Sierra Bancorp	38,971	1,058,063
Towne Bank	114,466	3,834,611
UMB Financial Corp.	55,970	4,169,205
Union Bankshares Corp.	69,050	2,437,465
Total		59,854,280
Capital Markets 1.6%
GAIN Capital Holdings, Inc.	209,669	1,339,785
INTL FCStone, Inc.(a)	70,725	2,710,182
Moelis & Co., ADR, Class A	48,054	2,068,725
Total		6,118,692
Consumer Finance 1.1%
Enova International, Inc.(a)	67,111	902,643
FirstCash, Inc.	56,074	3,541,073
Total		4,443,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.8%
American Equity Investment Life Holding Co.	136,307	3,963,807
Baldwin & Lyons, Inc., Class B	59,786	1,348,174
EMC Insurance Group, Inc.	56,702	1,596,161
Employers Holdings, Inc.	62,975	2,862,214
FBL Financial Group, Inc., Class A	40,229	2,997,060
Global Indemnity Ltd(a)	35,309	1,497,102
Heritage Insurance Holdings, Inc.	222,681	2,941,616
Horace Mann Educators Corp.	46,811	1,842,013
National Western Life Group, Inc., Class A	7,556	2,637,044
Navigators Group, Inc. (The)	48,560	2,833,476
United Fire Group, Inc.	51,430	2,356,523
Total		26,875,190
Thrifts & Mortgage Finance 5.3%
HomeStreet, Inc.(a)	102,970	2,780,190
MGIC Investment Corp.(a)	372,730	4,670,307
Provident Financial Holdings, Inc.	53,750	1,053,500
Radian Group, Inc.	267,320	4,996,211
Washington Federal, Inc.	91,535	3,080,153
Western New England Bancorp, Inc.	209,813	2,286,961
WSFS Financial Corp.	44,655	2,176,931
Total		21,044,253
Total Financials		118,336,131
Health Care 8.6%
Biotechnology 5.0%
ACADIA Pharmaceuticals, Inc.(a)	41,527	1,564,322
Alder Biopharmaceuticals, Inc.(a)	125,550	1,537,987
bluebird bio, Inc.(a)	10,760	1,477,886
Coherus Biosciences, Inc.(a)	86,534	1,155,229
Dynavax Technologies Corp.(a)	98,448	2,116,632
Eagle Pharmaceuticals, Inc.(a)	25,916	1,545,630
Immunomedics, Inc.(a)	106,240	1,485,235
Intercept Pharmaceuticals, Inc.(a)	17,090	991,904
Keryx Biopharmaceuticals, Inc.(a)	146,710	1,041,641
Momenta Pharmaceuticals, Inc.(a)	92,293	1,707,420
Novavax, Inc.(a)	884,376	1,008,189
OncoMed Pharmaceuticals, Inc.(a)	109,644	495,591

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Puma Biotechnology, Inc.(a)	15,709	1,881,153
Spark Therapeutics, Inc.(a)	17,960	1,601,314
Total		19,610,133
Health Care Equipment & Supplies 1.0%
iRadimed Corp.(a)	147,820	1,419,072
Quotient Ltd.(a)	159,520	786,434
Sientra, Inc.(a)	106,111	1,634,109
Total		3,839,615
Pharmaceuticals 2.6%
Aerie Pharmaceuticals, Inc.(a)	27,330	1,328,238
BioDelivery Sciences International, Inc.(a)	460,656	1,358,935
Dermira, Inc.(a)	31,850	859,950
Flex Pharma, Inc.(a)	134,166	457,506
Horizon Pharma PLC(a)	119,470	1,514,880
Impax Laboratories, Inc.(a)	95,520	1,939,056
Pacira Pharmaceuticals, Inc.(a)	25,602	961,355
Supernus Pharmaceuticals, Inc.(a)	46,255	1,850,200
Total		10,270,120
Total Health Care		33,719,868
Industrials 11.6%
Building Products 1.0%
Simpson Manufacturing Co., Inc.	43,803	2,148,099
Universal Forest Products, Inc.	19,315	1,895,961
Total		4,044,060
Commercial Services & Supplies 0.7%
Unifirst Corp.	18,633	2,822,899
Construction & Engineering 0.4%
Northwest Pipe Co.(a)	74,636	1,419,577
Electrical Equipment 1.3%
Encore Wire Corp.	62,199	2,784,960
General Cable Corp.	130,013	2,450,745
Total		5,235,705
Machinery 5.4%
Albany International Corp., Class A	36,825	2,113,755
DMC Global Inc	116,244	1,964,524
EnPro Industries, Inc.	29,406	2,368,065
Gorman-Rupp Co.	49,806	1,622,181
Hardinge, Inc.	44,232	675,423
Common Stocks (continued)
Issuer	Shares	Value ($)
LB Foster Co., Class A	63,330	1,440,757
Lydall, Inc.(a)	31,068	1,780,196
Mueller Industries, Inc.	78,519	2,744,239
Standex International Corp.	26,040	2,765,448
Titan International, Inc.	150,424	1,526,804
Wabash National Corp.	102,740	2,344,527
Total		21,345,919
Professional Services 0.7%
Korn/Ferry International	66,570	2,624,855
Road & Rail 1.0%
Heartland Express, Inc.	78,900	1,978,812
Werner Enterprises, Inc.	59,778	2,184,886
Total		4,163,698
Trading Companies & Distributors 1.1%
Houston Wire & Cable Co.(a)	204,325	1,072,706
Textainer Group Holdings Ltd.(a)	134,607	2,308,510
Transcat, Inc.(a)	58,490	798,389
Total		4,179,605
Total Industrials		45,836,318
Information Technology 8.5%
Communications Equipment 0.7%
Acacia Communications, Inc.(a)	29,890	1,407,819
Digi International, Inc.(a)	131,829	1,397,387
Total		2,805,206
Electronic Equipment, Instruments & Components 1.9%
AVX Corp.	129,726	2,364,905
FARO Technologies, Inc.(a)	32,670	1,249,627
MTS Systems Corp.	27,579	1,474,098
OSI Systems, Inc.(a)	24,440	2,233,083
Total		7,321,713
Internet Software & Services 0.3%
Criteo SA, ADR(a)	24,960	1,035,840
IT Services 1.2%
Mantech International Corp., Class A	70,445	3,110,147
TeleTech Holdings, Inc.	43,220	1,804,435
Total		4,914,582

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.7%
Adesto Technologies Corp.(a)	141,182	1,108,279
Entegris, Inc.(a)	113,740	3,281,399
IXYS Corp.(a),(b),(c)	0	0
MACOM Technology Solutions Holdings, Inc.(a)	73,503	3,278,969
Silicon Laboratories, Inc.(a)	19,258	1,538,714
Synaptics, Inc.(a)	32,940	1,290,589
Total		10,497,950
Software 0.8%
MicroStrategy, Inc., Class A(a)	19,570	2,499,285
Silver Spring Networks, Inc.(a)	47,318	765,132
Total		3,264,417
Technology Hardware, Storage & Peripherals 0.9%
Electronics for Imaging, Inc.(a)	60,300	2,573,604
Stratasys Ltd.(a)	50,567	1,169,109
Total		3,742,713
Total Information Technology		33,582,421
Materials 7.0%
Chemicals 1.0%
A. Schulman, Inc.	52,040	1,777,166
Tronox Ltd., Class A	107,321	2,264,473
Total		4,041,639
Construction Materials 0.3%
Forterra, Inc.(a)	254,674	1,146,033
Containers & Packaging 0.5%
Greif, Inc., Class A	30,615	1,792,202
Metals & Mining 4.0%
Allegheny Technologies, Inc.(a)	111,114	2,655,625
Capstone Mining Corp.(a)	1,123,821	1,224,922
Centerra Gold, Inc.(a)	215,140	1,515,593
Commercial Metals Co.	107,080	2,037,732
Ferroglobe PLC	194,133	2,554,790
Olympic Steel, Inc.	78,832	1,734,304
TimkenSteel Corp.(a)	96,680	1,595,220
Universal Stainless & Alloy Products, Inc.(a)	119,210	2,485,529
Total		15,803,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.2%
Domtar Corp.	27,130	1,177,171
Louisiana-Pacific Corp.(a)	126,380	3,422,370
Total		4,599,541
Total Materials		27,383,130
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Altisource Residential Corp.	161,147	1,790,343
Chesapeake Lodging Trust	148,174	3,996,253
CoreCivic, Inc.	28,360	759,197
Farmland Partners, Inc.	146,080	1,320,563
GEO Group, Inc. (The)	48,470	1,303,843
Getty Realty Corp.	50,855	1,454,962
InfraREIT, Inc.(a)	64,510	1,443,089
National Health Investors, Inc.	17,967	1,388,669
Pebblebrook Hotel Trust	114,410	4,134,777
Potlatch Corp.	52,381	2,671,431
RLJ Lodging Trust	113,050	2,487,100
Sunstone Hotel Investors, Inc.	305,672	4,912,149
Total		27,662,376
Total Real Estate		27,662,376
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	56,264	2,093,021
Total Telecommunication Services		2,093,021
Utilities 1.0%
Gas Utilities 0.7%
Southwest Gas Corp.	37,911	2,942,652
Water Utilities 0.3%
Consolidated Water Co., Ltd.	76,640	980,992
Total Utilities		3,923,644
Total Common Stocks (Cost $315,627,532)		388,073,872

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(d),(e)	1,887,595	1,887,595
Total Money Market Funds (Cost $1,887,595)		1,887,595
Total Investments (Cost: $317,515,127)		389,961,467
Other Assets & Liabilities, Net		3,796,992
Net Assets		393,758,459
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	Negligible market value.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	3,373,438	73,306,719	(74,792,562)	1,887,595	(208)	48	23,459	1,887,595
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	40,611,661	—	—	—	40,611,661
Consumer Staples	23,582,157	—	—	—	23,582,157
Energy	31,343,145	—	—	—	31,343,145
Financials	118,336,131	—	—	—	118,336,131
Health Care	33,719,868	—	—	—	33,719,868
Industrials	45,836,318	—	—	—	45,836,318
Information Technology	33,582,421	—	—	—	33,582,421
Materials	27,383,130	—	—	—	27,383,130
Real Estate	27,662,376	—	—	—	27,662,376
Telecommunication Services	2,093,021	—	—	—	2,093,021
Utilities	3,923,644	—	—	—	3,923,644
Total Common Stocks	388,073,872	—	—	—	388,073,872
Money Market Funds	—	—	—	1,887,595	1,887,595
Total Investments	388,073,872	—	—	1,887,595	389,961,467
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 27.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 27.4%
U.S. Treasury Bills
11/30/2017	0.940%	6,155,000	6,145,153
12/14/2017	0.930%	2,264,000	2,259,629
12/21/2017	0.970%	895,000	893,033
01/04/2018	0.990%	1,449,000	1,445,186
01/25/2018	1.020%	34,876,000	34,761,349
02/01/2018	1.040%	23,249,000	23,166,203
02/15/2018	1.060%	3,361,000	3,347,442
02/22/2018	1.080%	1,410,000	1,403,924
03/08/2018	1.140%	1,325,000	1,318,437
Total			74,740,356
Total			74,740,356
Total Treasury Bills (Cost $74,715,354)			74,740,356
Money Market Funds 63.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(b)	102,810,700	102,810,700
JPMorgan Prime Money Market Fund, Capital Shares, 1.226%(a)	34,989,503	35,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.882%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $172,805,933)		172,810,700
Total Investments (Cost: $247,521,287)		247,551,056
Other Assets & Liabilities, Net		24,689,575
Net Assets		272,240,631

At September 30, 2017, securities and/or cash totaling $26,813,937 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,528,000 AUD	8,357,253 USD	Citi	12/20/2017	106,775	—
3,504,000 AUD	2,741,581 USD	Citi	12/20/2017	—	(4,399)
56,000 BRL	17,813 USD	Citi	12/20/2017	319	—
2,651,000 CAD	2,150,926 USD	Citi	12/20/2017	25,218	—
638,000 CAD	510,148 USD	Citi	12/20/2017	—	(1,433)
148,834,000 CLP	234,266 USD	Citi	12/20/2017	2,148	—
175,103,000 COP	58,380 USD	Citi	12/20/2017	—	(719)
1,615,000 EUR	1,941,682 USD	Citi	12/20/2017	24,352	—
627,000 EUR	743,548 USD	Citi	12/20/2017	—	(827)
2,135,000 GBP	2,764,063 USD	Citi	12/20/2017	—	(103,908)
2,224,000 HKD	285,337 USD	Citi	12/20/2017	61	—
4,741,000 HKD	607,869 USD	Citi	12/20/2017	—	(267)
1,092,147,008 HUF	4,255,895 USD	Citi	12/20/2017	98,250	—
267,668,000 HUF	1,016,316 USD	Citi	12/20/2017	—	(2,657)
1,298,239,000 IDR	95,836 USD	Citi	12/20/2017	213	—
2,440,258,048 IDR	179,298 USD	Citi	12/20/2017	—	(441)
339,000 ILS	96,424 USD	Citi	12/20/2017	244	—
1,750,000 ILS	487,877 USD	Citi	12/20/2017	—	(8,631)
255,171,000 INR	3,927,328 USD	Citi	12/20/2017	59,214	—
61,408,000 INR	927,077 USD	Citi	12/20/2017	—	(3,801)
3,870,679,976 JPY	35,305,966 USD	Citi	12/20/2017	770,695	—
337,436,992 JPY	3,005,154 USD	Citi	12/20/2017	—	(5,552)
2,241,135,008 KRW	1,976,049 USD	Citi	12/20/2017	17,339	—
636,536,032 KRW	555,996 USD	Citi	12/20/2017	—	(325)
56,505,000 MXN	3,112,569 USD	Citi	12/20/2017	48,718	—
10,379,000 MXN	562,135 USD	Citi	12/20/2017	—	(642)
91,105,000 NOK	11,622,611 USD	Citi	12/20/2017	162,753	—
4,717,815 NZD	3,415,313 USD	Citi	12/20/2017	12,910	—
2,608,185 NZD	1,875,946 USD	Citi	12/20/2017	—	(5,030)
41,250,687 PHP	806,304 USD	Citi	12/20/2017	185	—
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
179,854,313 PHP	3,476,633 USD	Citi	12/20/2017	—	(38,073)
1,440,000 PLN	397,794 USD	Citi	12/20/2017	3,083	—
13,363,000 PLN	3,653,215 USD	Citi	12/20/2017	—	(9,650)
50,331,000 SEK	6,315,946 USD	Citi	12/20/2017	107,163	—
12,671,000 SEK	1,557,668 USD	Citi	12/20/2017	—	(5,414)
151,000 SGD	111,727 USD	Citi	12/20/2017	309	—
296,000 SGD	217,761 USD	Citi	12/20/2017	—	(649)
43,441,000 TRY	12,065,644 USD	Citi	12/20/2017	151,600	—
6,155,000 TRY	1,681,002 USD	Citi	12/20/2017	—	(7,057)
5,442,000 TWD	180,709 USD	Citi	12/20/2017	906	—
6,933,000 TWD	228,892 USD	Citi	12/20/2017	—	(174)
15,381,992 USD	19,373,000 AUD	Citi	12/20/2017	—	(199,952)
3,800,674 USD	12,202,261 BRL	Citi	12/20/2017	11,176	—
1,704,740 USD	5,444,739 BRL	Citi	12/20/2017	—	(3,864)
262,187 USD	327,378 CAD	Citi	12/20/2017	322	—
5,020,549 USD	6,206,622 CAD	Citi	12/20/2017	—	(43,761)
206,610 USD	198,000 CHF	Citi	12/20/2017	—	(1,022)
4,079 USD	2,620,000 CLP	Citi	12/20/2017	7	—
3,388,757 USD	2,136,975,048 CLP	Citi	12/20/2017	—	(55,982)
1,688,572 USD	5,035,980,984 COP	Citi	12/20/2017	11,132	—
734,028 USD	2,159,191,000 COP	Citi	12/20/2017	—	(5,275)
2,477,103 USD	2,086,000 EUR	Citi	12/20/2017	—	(601)
10,382,241 USD	7,806,000 GBP	Citi	12/20/2017	103,651	—
13,146,124 USD	9,734,000 GBP	Citi	12/20/2017	—	(70,327)
631,811 USD	4,930,000 HKD	Citi	12/20/2017	569	—
5,616,531 USD	1,437,248,000 HUF	Citi	12/20/2017	—	(145,138)
3,075,664 USD	41,484,662,000 IDR	Citi	12/20/2017	—	(20,070)
1,948,807 USD	6,936,000 ILS	Citi	12/20/2017	19,067	—
803,185 USD	2,819,000 ILS	Citi	12/20/2017	—	(3,382)
7,812,131 USD	505,310,888 INR	Citi	12/20/2017	—	(152,168)
5,394,136 USD	586,349,000 JPY	Citi	12/20/2017	—	(162,569)
5,885,382 USD	6,647,234,336 KRW	Citi	12/20/2017	—	(75,826)
14,402,904 USD	259,747,000 MXN	Citi	12/20/2017	—	(318,730)
29,291,580 USD	229,400,000 NOK	Citi	12/20/2017	—	(435,960)
638,790 USD	888,000 NZD	Citi	12/20/2017	1,619	—
4,685,771 USD	6,437,000 NZD	Citi	12/20/2017	—	(43,522)
1,441,356 USD	74,065,000 PHP	Citi	12/20/2017	6,019	—
611,769 USD	31,212,000 PHP	Citi	12/20/2017	—	(1,825)
9,477,176 USD	34,406,000 PLN	Citi	12/20/2017	—	(46,322)
33,176,296 USD	265,741,000 SEK	Citi	12/20/2017	—	(394,748)
1,172,166 USD	1,593,497 SGD	Citi	12/20/2017	3,628	—
5,525,038 USD	7,441,503 SGD	Citi	12/20/2017	—	(34,175)
7,303,648 USD	25,960,000 TRY	Citi	12/20/2017	—	(183,909)
4,736,631 USD	141,772,000 TWD	Citi	12/20/2017	—	(52,506)
7,815,751 USD	103,424,000 ZAR	Citi	12/20/2017	—	(273,307)
65,396,000 ZAR	4,861,779 USD	Citi	12/20/2017	92,619	—
5,696,000 ZAR	414,749 USD	Citi	12/20/2017	—	(646)
Total				1,842,264	(2,925,236)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam IDX	26	10/2017	EUR	2,791,880	59,046	—
AUD/USD Currency	605	12/2017	USD	47,407,800	—	(1,574,579)
Brent Crude	162	10/2017	USD	9,199,980	232,478	—
C$ Currency	626	12/2017	USD	50,239,630	—	(1,488,297)
CAC40 Index	43	10/2017	EUR	2,290,395	55,605	—
2	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	11	12/2017	USD	1,781,794	—	(78,787)
Copper	81	12/2017	USD	5,983,875	—	(172,239)
Cotton	7	12/2017	USD	239,575	—	(4,370)
DAX Index	14	12/2017	EUR	4,479,300	104,613	—
DJIA Mini E	104	12/2017	USD	11,619,920	204,375	—
Euro FX	105	12/2017	USD	15,572,156	—	(342,598)
EURO STOXX 50	136	12/2017	EUR	4,863,360	98,755	—
Euro-Bobl	129	12/2017	EUR	17,076,170	—	(51,584)
Euro-Schatz	86	12/2017	EUR	9,658,104	—	(3,676)
FTSE 100 Index	52	12/2017	GBP	3,811,340	—	(6,206)
FTSE/JSE Top 40 Index	105	12/2017	ZAR	52,643,850	—	(14,362)
FTSE/MIB Index	9	12/2017	EUR	1,018,440	25,767	—
Gold 100 oz.	94	12/2017	USD	12,077,120	—	(451,846)
Hang Seng Index	16	10/2017	HKD	22,012,000	—	(1,973)
HSCEI	6	10/2017	HKD	3,271,800	—	(2,108)
IBEX 35 Index	29	10/2017	EUR	2,995,990	4,790	—
KOSPI 200 Index	66	12/2017	KRW	5,241,225,000	83,685	—
KOSPI 200 Index	7	12/2017	KRW	555,887,500	5,324	—
Low Sulphur Gasoil	163	11/2017	USD	8,838,675	422,850	—
MSCI EAFE Index	38	12/2017	USD	3,758,960	20,396	—
MSCI Singapore IX ETS	57	10/2017	SGD	2,050,575	3,489	—
NASDAQ 100 E-mini	98	12/2017	USD	11,725,700	20,915	—
Nickel	11	12/2017	USD	692,307	—	(84,116)
NY Harbor ULSD	89	10/2017	USD	6,765,780	227,162	—
OMXS30 Index	60	10/2017	SEK	9,820,500	33,603	—
Primary Aluminum	40	12/2017	USD	2,099,500	14,800	—
RBOB Gasoline	59	10/2017	USD	3,942,498	—	(509)
Russell 2000 E-mini	80	12/2017	USD	5,971,600	270,503	—
S&P 500 E-mini	92	12/2017	USD	11,574,060	140,542	—
S&P Mid 400 E-mini	18	12/2017	USD	3,232,260	116,106	—
S&P/TSE 60 Index	54	12/2017	CAD	9,921,960	233,857	—
SGX Nifty Index	39	10/2017	USD	764,634	—	(3,502)
Soybean	22	11/2017	USD	1,065,075	—	(7,014)
Soybean Oil	6	12/2017	USD	118,152	—	(8,476)
SPI 200 Index	29	12/2017	AUD	4,109,300	—	(23,897)
TOPIX Index	115	12/2017	JPY	1,926,250,000	951,455	—
WTI Crude	116	10/2017	USD	5,993,720	67,869	—
Zinc	16	12/2017	USD	1,266,400	19,761	—
Total					3,417,746	(4,320,139)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(47)	03/2018	EUR	(11,786,425)	—	(7,915)
3-Month Euro Euribor	(27)	06/2018	EUR	(6,769,575)	—	(5,031)
3-Month Euro Euribor	(23)	09/2018	EUR	(5,764,663)	—	(5,564)
3-Month Euro Euribor	(18)	12/2018	EUR	(4,509,225)	—	(41)
3-Month Euro Euribor	(41)	03/2019	EUR	(10,264,350)	—	(6,287)
3-Month Euro Euribor	(61)	06/2019	EUR	(15,261,438)	—	(4,625)
3-Month Euro Euribor	(48)	09/2019	EUR	(12,001,200)	2,447	—
90-Day Euro$	(259)	03/2018	USD	(63,720,475)	15,512	—
90-Day Euro$	(231)	06/2018	USD	(56,768,250)	18,988	—
90-Day Euro$	(192)	09/2018	USD	(47,145,600)	18,301	—
90-Day Euro$	(183)	12/2018	USD	(44,896,763)	13,612	—
90-Day Euro$	(133)	03/2019	USD	(32,614,925)	9,413	—
90-Day Euro$	(36)	03/2019	USD	(8,828,100)	—	(29,418)
90-Day Euro$	(167)	06/2019	USD	(40,933,788)	22,058	—
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(152)	09/2019	USD	(37,241,900)	33,280	—
90-Day Sterling	(7)	12/2017	GBP	(870,363)	1,091	—
90-Day Sterling	(196)	03/2018	GBP	(24,335,850)	27,586	—
90-Day Sterling	(195)	06/2018	GBP	(24,187,313)	37,623	—
90-Day Sterling	(189)	09/2018	GBP	(23,426,550)	43,721	—
90-Day Sterling	(185)	12/2018	GBP	(22,919,188)	44,825	—
90-Day Sterling	(180)	03/2019	GBP	(22,288,500)	44,458	—
90-Day Sterling	(178)	06/2019	GBP	(22,029,725)	46,506	—
90-Day Sterling	(180)	09/2019	GBP	(22,263,750)	34,551	—
Australian 10-Year Bond	(250)	12/2017	AUD	(31,760,468)	421,785	—
Australian 3-Year Bond	(1,222)	12/2017	AUD	(135,685,014)	406,285	—
Banker’s Acceptance	(4)	12/2017	CAD	(983,700)	1,219	—
Banker’s Acceptance	(63)	03/2018	CAD	(15,464,925)	33,952	—
Banker’s Acceptance	(22)	06/2018	CAD	(5,394,400)	2,102	—
BP Currency	(3)	12/2017	USD	(251,981)	—	(3,419)
Canadian Government 10-Year Bond	(4)	12/2017	CAD	(546,551)	7,221	—
Cocoa	(1)	12/2017	USD	(20,430)	—	(740)
Cocoa ICE	(48)	12/2017	GBP	(727,680)	—	(11,635)
Coffee C	(6)	12/2017	USD	(288,113)	1,349	—
Corn	(131)	12/2017	USD	(2,326,888)	41,925	—
Euro CHF 3-Month ICE	(5)	12/2017	CHF	(1,259,125)	—	(396)
Euro CHF 3-Month ICE	(12)	03/2018	CHF	(3,021,000)	—	(470)
Euro CHF 3-Month ICE	(5)	06/2018	CHF	(1,258,250)	—	(320)
Euro CHF 3-Month ICE	(1)	09/2018	CHF	(251,525)	—	(31)
Euro-Bund	(21)	12/2017	EUR	(3,389,537)	2,858	—
Euro-Buxl 30-Year	(7)	12/2017	EUR	(1,157,465)	8,897	—
HRW Wheat	(48)	12/2017	USD	(1,062,600)	—	(33,455)
Japanese 10-Year Government Bond	(8)	12/2017	JPY	(1,207,411,607)	1,440	—
JPY Currency	(433)	12/2017	USD	(48,279,500)	2,136,468	—
Lean Hogs	(11)	12/2017	USD	(263,780)	—	(14,190)
Long Gilt	(82)	12/2017	GBP	(10,347,824)	81,842	—
Natural Gas	(92)	10/2017	USD	(2,766,440)	93,042	—
New Zealand $	(400)	12/2017	USD	(28,848,000)	222,373	—
Platinum	(8)	01/2018	USD	(366,200)	4,098	—
Silver	(5)	12/2017	USD	(416,900)	3,747	—
Soybean Meal	(1)	12/2017	USD	(31,580)	—	(573)
Sugar #11	(82)	02/2018	USD	(1,294,944)	43,808	—
U.S. Long Bond	(65)	12/2017	USD	(10,039,137)	73,691	—
U.S. Treasury 10-Year Note	(98)	12/2017	USD	(12,345,279)	97,399	—
U.S. Treasury 2-Year Note	(200)	12/2017	USD	(43,224,400)	28,851	—
U.S. Treasury 5-Year Note	(170)	12/2017	USD	(20,035,506)	56,668	—
U.S. Ultra Bond	(32)	12/2017	USD	(5,371,608)	84,848	—
Wheat	(1)	12/2017	USD	(22,413)	—	(674)
Total					4,269,840	(124,784)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Dec 17	Barclays	12/2017	CAD	(3,247,200)	—	—	50,990	—
Euro-Bobl Dec 17	Barclays	12/2017	EUR	2,230,060	—	—	—	(7,613)
Euro-Buxl 30-Year Bond Dec 17	Barclays	12/2017	EUR	(2,448,900)	—	—	65,148	—
Euro-Schatz Dec 17	Barclays	12/2017	EUR	79,388,040	—	—	—	(48,279)
Cocoa Dec 17	Citi	11/2017	USD	(265,590)	—	—	—	(15,126)
Coffee Dec 17	Citi	11/2017	USD	(1,008,394)	—	—	4,566	—
Corn Dec 17	Citi	11/2017	USD	(2,433,463)	—	—	6,003	—
4	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cotton Dec 17	Citi	11/2017	USD	(34,225)	—	—	—	(341)
Soybean Meal Dec 17	Citi	11/2017	USD	(378,960)	—	—	—	(21,070)
Soybean Nov 17	Citi	10/2017	USD	145,238	—	—	—	(903)
Soybean Oil Dec 17	Citi	11/2017	USD	413,532	—	—	—	(26,490)
Wheat Dec 17	Citi	11/2017	USD	(22,138)	—	—	1,323	—
Wheat Dec 17	Citi	11/2017	USD	(2,734,325)	—	—	—	(107,923)
Hang Sen Oct 17	JPMorgan	10/2017	HKD	41,272,500	—	—	—	(26,397)
H-Shares Index Oct 17	JPMorgan	10/2017	HKD	74,706,100	—	—	—	(94,964)
MSCI Taiwan Index Oct 17	JPMorgan	10/2017	USD	8,232,580	—	—	—	(9,181)
SGX Nifty Index Oct 17	JPMorgan	10/2017	USD	2,254,690	—	—	—	(28,324)
Swiss Market Index Dec 17	JPMorgan	12/2017	CHF	5,935,150	—	—	69,610	—
Total					—	—	197,640	(386,611)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	119,726,635	298,462,433	(315,378,368)	102,810,700	(10,685)	5,117	1,191,612	102,810,700
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
6	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	74,740,356	—	—	—	74,740,356
Money Market Funds	70,000,000	—	—	102,810,700	172,810,700
Total Investments	144,740,356	—	—	102,810,700	247,551,056
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,842,264	—	—	1,842,264
Futures Contracts	7,687,586	—	—	—	7,687,586
Swap Contracts	—	197,640	—	—	197,640
Liability
Forward Foreign Currency Exchange Contracts	—	(2,925,236)	—	—	(2,925,236)
Futures Contracts	(4,444,923)	—	—	—	(4,444,923)
Swap Contracts	—	(386,611)	—	—	(386,611)
Total	147,983,019	(1,271,943)	—	102,810,700	249,521,776
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Hotels, Restaurants & Leisure 2.3%
Marriott International, Inc., Class A	77,547	8,550,332
McDonald’s Corp.	117,410	18,395,799
Royal Caribbean Cruises Ltd.	53,560	6,349,002
Starbucks Corp.	414,540	22,264,944
Total		55,560,077
Household Durables 0.4%
Newell Brands, Inc.	230,490	9,835,008
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	56,464	8,127,428
Liberty Interactive Corp., Class A(a)	442,270	10,424,304
Total		18,551,732
Media 2.6%
Comcast Corp., Class A	1,606,723	61,826,701
Walt Disney Co. (The)	24,510	2,415,951
Total		64,242,652
Multiline Retail 0.8%
Dollar General Corp.	229,675	18,615,159
Specialty Retail 2.4%
AutoZone, Inc.(a)	19,451	11,575,484
Lowe’s Companies, Inc.	599,735	47,942,816
Total		59,518,300
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	556,115	22,400,312
PVH Corp.	208,042	26,225,775
Total		48,626,087
Total Consumer Discretionary		274,949,015
Consumer Staples 6.1%
Beverages 1.1%
PepsiCo, Inc.	238,444	26,569,815
Food & Staples Retailing 1.4%
CVS Health Corp.	118,221	9,613,732
SYSCO Corp.	445,105	24,013,415
Total		33,627,147
Food Products 0.9%
Kellogg Co.	351,105	21,898,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.7%
Philip Morris International, Inc.	604,440	67,098,884
Total Consumer Staples		149,194,265
Energy 7.3%
Energy Equipment & Services 1.1%
Halliburton Co.	592,061	27,252,568
Oil, Gas & Consumable Fuels 6.2%
Canadian Natural Resources Ltd.	988,750	33,113,237
Chevron Corp.	351,832	41,340,260
EOG Resources, Inc.	262,081	25,353,716
Exxon Mobil Corp.	609,820	49,993,044
Total		149,800,257
Total Energy		177,052,825
Financials 17.3%
Banks 8.4%
Citigroup, Inc.	1,009,642	73,441,359
JPMorgan Chase & Co.	754,853	72,096,010
Wells Fargo & Co.	1,064,398	58,701,550
Total		204,238,919
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	923,218	48,949,018
BlackRock, Inc.	14,406	6,440,779
Invesco Ltd.	162,579	5,696,768
Morgan Stanley	760,020	36,610,164
S&P Global, Inc.	63,475	9,921,777
Total		107,618,506
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	428,981	78,640,797
Insurance 1.3%
Aon PLC	212,222	31,005,634
Total Financials		421,503,856

Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 17.1%
Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.(a)	84,180	11,809,612
Biogen, Inc.(a)	125,065	39,160,353
Celgene Corp.(a)	287,844	41,973,412
Vertex Pharmaceuticals, Inc.(a)	46,248	7,031,546
Total		99,974,923
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	549,555	29,324,255
Medtronic PLC	370,639	28,824,595
Zimmer Biomet Holdings, Inc.	113,775	13,321,914
Total		71,470,764
Health Care Providers & Services 3.6%
Anthem, Inc.	99,960	18,980,405
Cardinal Health, Inc.	433,165	28,987,402
CIGNA Corp.	212,025	39,635,953
Total		87,603,760
Pharmaceuticals 6.5%
Allergan PLC	136,270	27,928,537
Bristol-Myers Squibb Co.	304,595	19,414,885
Johnson & Johnson	487,043	63,320,460
Pfizer, Inc.	1,300,325	46,421,603
Total		157,085,485
Total Health Care		416,134,932
Industrials 7.8%
Air Freight & Logistics 2.6%
FedEx Corp.	277,030	62,492,427
Building Products 0.8%
Johnson Controls International PLC	470,031	18,937,549
Electrical Equipment 0.9%
Eaton Corp. PLC	294,836	22,640,457
Industrial Conglomerates 3.1%
General Electric Co.	705,637	17,062,303
Honeywell International, Inc.	409,280	58,011,347
Total		75,073,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.4%
Nielsen Holdings PLC	244,440	10,132,038
Total Industrials		189,276,121
Information Technology 23.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,116,830	37,558,993
Palo Alto Networks, Inc.(a)	77,610	11,183,601
Total		48,742,594
Internet Software & Services 7.2%
Alphabet, Inc., Class A(a)	35,136	34,212,626
Alphabet, Inc., Class C(a)	69,638	66,790,502
Facebook, Inc., Class A(a)	436,250	74,542,038
Total		175,545,166
IT Services 4.2%
Fidelity National Information Services, Inc.	309,145	28,871,051
FleetCor Technologies, Inc.(a)	44,865	6,943,756
MasterCard, Inc., Class A	349,694	49,376,793
Total System Services, Inc.	261,700	17,141,350
Total		102,332,950
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.	188,516	45,722,670
MACOM Technology Solutions Holdings, Inc.(a)	126,852	5,658,868
Total		51,381,538
Software 4.5%
Activision Blizzard, Inc.	482,715	31,139,944
Electronic Arts, Inc.(a)	42,428	5,009,050
Microsoft Corp.	999,522	74,454,394
Total		110,603,388
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	561,154	86,485,055
Total Information Technology		575,090,691
Materials 1.9%
Chemicals 1.1%
Sherwin-Williams Co. (The)	72,688	26,025,211

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.8%
Ball Corp.	177,400	7,326,620
Sealed Air Corp.	282,790	12,080,789
Total		19,407,409
Total Materials		45,432,620
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Tower Corp.	197,109	26,940,858
Total Real Estate		26,940,858
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,176,715	46,091,927
Verizon Communications, Inc.	506,756	25,079,354
Total		71,171,281
Total Telecommunication Services		71,171,281
Utilities 1.3%
Electric Utilities 1.3%
Edison International	101,393	7,824,498
Southern Co. (The)	482,565	23,713,244
Total		31,537,742
Total Utilities		31,537,742
Total Common Stocks (Cost $1,903,699,919)		2,378,284,206

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	63,818,173	63,818,173
Total Money Market Funds (Cost $63,818,173)		63,818,173
Total Investments (Cost: $1,967,518,092)		2,442,102,379
Other Assets & Liabilities, Net		(7,905,248)
Net Assets		2,434,197,131

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	18,521,119	414,804,100	(369,507,046)	63,818,173	(3,633)	—	323,615	63,818,173
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	274,949,015	—	—	—	274,949,015
Consumer Staples	149,194,265	—	—	—	149,194,265
Energy	177,052,825	—	—	—	177,052,825
Financials	421,503,856	—	—	—	421,503,856
Health Care	416,134,932	—	—	—	416,134,932
Industrials	189,276,121	—	—	—	189,276,121
Information Technology	575,090,691	—	—	—	575,090,691
Materials	45,432,620	—	—	—	45,432,620
Real Estate	26,940,858	—	—	—	26,940,858
4	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	71,171,281	—	—	—	71,171,281
Utilities	31,537,742	—	—	—	31,537,742
Total Common Stocks	2,378,284,206	—	—	—	2,378,284,206
Money Market Funds	—	—	—	63,818,173	63,818,173
Total Investments	2,378,284,206	—	—	63,818,173	2,442,102,379
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	6,217,899	6,233,154
Series 2017-20D Class 1
04/01/2037	2.840%	8,259,000	8,312,880
Series 2017-20E Class 1
05/01/2037	2.880%	530,000	535,339
Series 2017-20F Class 1
06/01/2037	2.810%	4,255,000	4,268,533
Series 2017-20G Class 1
07/01/2037	2.980%	3,651,000	3,694,300
Series 2017-20H Class 1
08/01/2037	2.750%	3,165,000	3,170,974
United States Small Business Administration(a)
Series 2017-20I Class 1
09/01/2037	2.590%	5,605,000	5,531,014
Total Asset-Backed Securities — Agency (Cost $31,682,899)			31,746,194

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(b)
Series 2015-SFR1 Class A
04/17/2052	3.467%	9,806,591	10,149,788
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/2048	3.309%	1,940,000	1,981,634
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	846,193
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	6,000,000	6,276,934
GS Mortgage Securities Trust
Series 2015-GC34 Class A4
10/10/2048	3.506%	2,550,000	2,634,400
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class A5
12/15/2047	3.405%	5,000,000	5,139,699
Series 2015-LC20 Class A4
04/15/2050	2.925%	3,750,000	3,745,049
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,544,760)			30,773,697

Corporate Bonds & Notes 62.4%

Aerospace & Defense 0.7%
Lockheed Martin Corp.
01/15/2026	3.550%	1,035,000	1,069,432
12/15/2042	4.070%	3,505,000	3,570,221
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.(b)
09/15/2052	4.090%	5,340,000	5,338,414
Total			9,978,067
Banking 14.4%
Bank of America Corp.(c)
01/20/2028	3.824%	12,700,000	13,045,326
04/24/2038	4.244%	6,875,000	7,248,807
12/31/2049	8.125%	2,150,000	2,215,124
Bank of New York Mellon Corp. (The)(c)
Junior Subordinated
12/29/2049	4.500%	686,000	684,173
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	9,130,000	9,390,424
05/18/2046	4.750%	7,790,000	8,471,835
Fifth Third Bancorp(c)
Junior Subordinated
12/31/2049	4.900%	230,000	232,718
12/31/2049	5.100%	607,000	619,140
First Maryland Capital I(d)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.304%	617,000	582,780
HSBC Holdings PLC(c)
Junior Subordinated
12/31/2049	6.000%	4,165,000	4,362,450
12/31/2049	6.375%	2,250,000	2,382,950
12/31/2049	6.375%	1,120,000	1,199,629
Huntington Capital Trust I(d)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.011%	965,000	869,844
JPMorgan Chase & Co.(c)
02/01/2028	3.782%	24,035,000	24,727,713
Junior Subordinated
04/29/2049	7.900%	7,117,000	7,320,183
12/29/2049	6.000%	718,000	783,532
12/31/2049	5.300%	4,195,000	4,370,175
JPMorgan Chase & Co.
07/15/2041	5.600%	4,640,000	5,784,832
Subordinated
06/01/2045	4.950%	5,365,000	6,111,663
JPMorgan Chase Capital XXI(d)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.261%	953,000	874,420
JPMorgan Chase Capital XXIII(d)
Junior Subordinated
3-month USD LIBOR + 1.000% 05/15/2047	2.315%	1,690,000	1,544,454

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyCorp Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	8,194,000	7,715,700
Lloyds Banking Group PLC
12/01/2045	5.300%	3,700,000	4,323,890
Subordinated
12/10/2025	4.582%	23,515,000	24,661,944
M&T Bank Corp.(c)
Junior Subordinated
12/31/2049	5.125%	2,848,000	3,008,109
MBNA Capital B(d)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	361,000	341,924
Mellon Capital IV(d)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	409,000	375,829
NTC Capital II(d)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.894%	245,000	228,481
PNC Financial Services Group, Inc. (The)(c)
Junior Subordinated
12/31/2049	4.850%	4,189,000	4,302,338
Royal Bank of Scotland Group PLC(d)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	9,861,000	9,917,750
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	3,600,000	3,875,792
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	3,092,000	3,232,884
09/15/2045	5.625%	4,059,000	4,734,844
SunTrust Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	3,314,000	3,098,398
SunTrust Capital III(d)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	1,102,000	1,007,931
Wells Fargo & Co.
10/23/2026	3.000%	19,685,000	19,242,442
Subordinated
11/02/2043	5.375%	5,750,000	6,730,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(c)
Junior Subordinated
03/29/2049	7.980%	5,100,000	5,227,628
Total			204,848,092
Cable and Satellite 1.6%
Charter Communications Operating LLC/Capital Corp.(b)
03/15/2028	4.200%	2,530,000	2,560,195
Charter Communications Operating LLC/Capital Corp.
10/23/2035	6.384%	10,430,000	12,157,855
Comcast Corp.
08/15/2047	4.000%	5,755,000	5,849,727
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,640,000	2,224,565
Total			22,792,342
Chemicals 0.4%
LYB International Finance BV
07/15/2043	5.250%	3,554,000	4,067,436
LyondellBasell Industries NV
02/26/2055	4.625%	1,411,000	1,451,223
Total			5,518,659
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(b)
08/22/2037	3.875%	2,980,000	3,033,199
Diversified Manufacturing 2.5%
General Electric Co.(c)
Junior Subordinated
12/31/2049	5.000%	33,016,000	34,804,081
Electric 10.4%
Alabama Power Co.
02/15/2033	5.700%	716,000	854,114
01/02/2046	4.300%	3,000,000	3,238,065
Baltimore Gas & Electric Co.
06/15/2033	5.200%	2,520,000	2,859,366
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	7,318,000	8,859,200
Commonwealth Edison Co.
03/15/2036	5.900%	8,255,000	10,484,741
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	7,300,000	9,815,689
06/15/2046	3.850%	2,930,000	2,961,500
06/15/2047	3.875%	3,675,000	3,766,316
DTE Electric Co.
07/01/2044	4.300%	4,135,000	4,497,755

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	12,455,000	11,916,334
Duke Energy Indiana LLC
10/15/2035	6.120%	4,540,000	5,850,703
Duke Energy Progress LLC
09/15/2047	3.600%	3,740,000	3,648,441
E.ON International Finance BV(b)
04/30/2038	6.650%	4,000,000	5,240,160
Enel Finance International NV(b)
05/25/2047	4.750%	3,595,000	3,827,424
Florida Power & Light Co.
1st Mortgage
02/01/2041	5.250%	7,704,000	9,479,934
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,910,000	2,253,359
MidAmerican Energy Co.
05/01/2046	4.250%	5,255,000	5,647,191
Nevada Power Co.
09/15/2040	5.375%	1,535,000	1,811,337
NextEra Energy Capital Holdings, Inc.(d)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	2,020,000	2,021,565
Oncor Electric Delivery Co. LLC
04/01/2045	3.750%	4,130,000	4,106,042
Pacific Gas & Electric Co.
03/15/2046	4.250%	6,018,000	6,501,372
PacifiCorp
07/15/2038	6.350%	7,081,000	9,580,664
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	2,160,000	2,115,986
Progress Energy, Inc.
12/01/2039	6.000%	7,732,000	9,793,939
Southern California Edison Co.
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,283,408
Southern Co. (The)
07/01/2026	3.250%	3,634,000	3,592,296
07/01/2036	4.250%	4,375,000	4,519,598
07/01/2046	4.400%	4,165,000	4,314,299
Toledo Edison Co. (The)
05/15/2037	6.150%	2,605,000	3,236,978
Total			148,077,776
Finance Companies 0.1%
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	1,638,000	1,852,263
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	10,478,000	11,903,731
Heineken NV(b)
03/29/2047	4.350%	3,000,000	3,169,737
Kraft Heinz Foods Co.(b)
08/01/2039	7.125%	4,155,000	5,507,960
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,845,000	1,813,976
Total			22,395,404
Health Care 1.3%
Becton Dickinson and Co.
05/15/2044	4.875%	2,660,000	2,798,679
Express Scripts Holding Co.
07/15/2046	4.800%	6,822,000	7,217,567
Medtronic, Inc.
03/15/2045	4.625%	4,030,000	4,589,231
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,335,183
Total			17,940,660
Independent Energy 2.5%
Anadarko Petroleum Corp.
07/15/2044	4.500%	3,865,000	3,691,083
03/15/2046	6.600%	4,525,000	5,575,614
Canadian Natural Resources Ltd.
06/01/2027	3.850%	3,815,000	3,851,315
06/30/2033	6.450%	945,000	1,114,438
02/15/2037	6.500%	2,022,000	2,428,832
06/01/2047	4.950%	885,000	934,439
Hess Corp.
03/15/2033	7.125%	2,614,000	3,034,956
02/15/2041	5.600%	1,490,000	1,487,281
04/01/2047	5.800%	5,306,000	5,450,498
Noble Energy, Inc.
04/01/2027	8.000%	3,511,000	4,461,491
11/15/2044	5.050%	3,629,000	3,743,814
Total			35,773,761
Integrated Energy 0.9%
Cenovus Energy, Inc.
11/15/2039	6.750%	10,579,000	12,178,640
Life Insurance 3.2%
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	3,730,000	3,655,281
Guardian Life Insurance Co. of America (The)(b)
09/30/2039	7.375%	4,565,000	6,483,213

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/19/2064	4.875%	1,600,000	1,754,162
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	4,148,000	4,251,833
MetLife, Inc.(b),(c)
Junior Subordinated
04/08/2068	9.250%	2,922,000	4,340,733
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2047	3.850%	4,065,000	4,018,651
Prudential Financial, Inc.(c)
Junior Subordinated
09/15/2047	4.500%	1,635,000	1,657,829
Teachers Insurance & Annuity Association of America(b)
12/16/2039	6.850%	88,000	121,875
Subordinated
09/15/2044	4.900%	4,550,000	5,141,213
05/15/2047	4.270%	6,395,000	6,609,885
Voya Financial, Inc.
07/15/2043	5.700%	5,356,000	6,266,654
06/15/2046	4.800%	1,020,000	1,068,334
Total			45,369,663
Media and Entertainment 0.5%
Discovery Communications LLC
03/20/2028	3.950%	2,245,000	2,237,378
09/20/2037	5.000%	1,415,000	1,440,554
09/20/2047	5.200%	2,995,000	3,035,807
Total			6,713,739
Metals and Mining 0.5%
BHP Billiton Finance USA Ltd.
09/30/2043	5.000%	5,848,000	6,892,038
Midstream 4.1%
Columbia Pipeline Group, Inc.
06/01/2045	5.800%	7,494,000	9,007,885
El Paso LLC
01/15/2032	7.750%	2,223,000	2,854,201
Enbridge, Inc.(c)
Subordinated
07/15/2077	5.500%	8,757,000	8,873,845
Enterprise Products Operating LLC(d)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.018%	8,292,000	8,304,985
Enterprise Products Operating LLC(c)
Junior Subordinated
08/16/2077	5.250%	7,660,000	7,734,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	570,000	721,057
01/15/2038	6.950%	4,759,000	5,773,290
11/15/2040	7.500%	4,055,000	5,092,869
Plains All American Pipeline LP/Finance Corp.
05/15/2036	6.700%	665,000	726,639
01/15/2037	6.650%	1,461,000	1,616,271
06/01/2042	5.150%	3,262,000	3,091,714
02/15/2045	4.900%	4,179,000	3,887,987
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	759,354
Total			58,444,384
Natural Gas 1.8%
Boston Gas Co.(b)
08/01/2027	3.150%	2,752,000	2,748,621
KeySpan Corp.
11/15/2030	8.000%	590,000	794,626
NiSource Finance Corp.
02/15/2044	4.800%	3,351,000	3,675,782
05/15/2047	4.375%	4,494,000	4,720,336
Sempra Energy
11/15/2025	3.750%	2,550,000	2,625,016
06/15/2027	3.250%	3,145,000	3,108,301
10/15/2039	6.000%	6,025,000	7,603,429
Total			25,276,111
Oil Field Services 0.3%
Noble Holding International Ltd.(c)
03/16/2018	6.000%	4,137,000	4,172,164
Other Industry 0.6%
Massachusetts Institute of Technology
07/01/2114	4.678%	2,335,000	2,650,914
07/01/2116	3.885%	2,315,000	2,155,276
President and Fellows of Harvard College
07/15/2046	3.150%	1,749,000	1,669,699
07/15/2056	3.300%	2,825,000	2,720,630
Total			9,196,519
Pharmaceuticals 2.2%
Amgen, Inc.
05/01/2045	4.400%	1,245,000	1,322,287
06/15/2048	4.563%	6,573,000	7,122,746
Johnson & Johnson
12/05/2033	4.375%	10,574,000	11,990,451
03/03/2037	3.625%	4,400,000	4,588,215
03/01/2046	3.700%	5,345,000	5,523,699
Total			30,547,398

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.1%
Loews Corp.
05/15/2043	4.125%	15,270,000	15,158,407
Railroads 1.0%
Burlington Northern Santa Fe LLC
09/01/2045	4.700%	3,000,000	3,415,719
CSX Corp.
06/01/2027	3.250%	1,750,000	1,754,685
05/30/2042	4.750%	2,293,000	2,514,132
11/01/2066	4.250%	6,128,000	5,910,284
Total			13,594,820
Retailers 1.4%
CVS Pass-Through Trust(b)
01/10/2036	4.704%	8,482,192	9,067,515
08/11/2036	4.163%	4,272,929	4,306,950
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	3,209,000	2,586,762
Wal-Mart Stores, Inc.
09/01/2035	5.250%	3,765,000	4,613,563
Total			20,574,790
Supermarkets 0.3%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,073,043
01/15/2048	4.650%	3,981,000	3,865,846
Total			4,938,889
Technology 3.6%
Apple, Inc.
09/12/2027	2.900%	7,297,000	7,242,170
09/12/2047	3.750%	3,690,000	3,655,849
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	12,190,000	12,554,542
Dell International LLC/EMC Corp.(b)
06/15/2026	6.020%	5,000,000	5,546,825
Microsoft Corp.
08/08/2046	3.700%	9,540,000	9,626,204
02/06/2057	4.500%	4,000,000	4,535,700
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,400,878
07/15/2046	4.000%	3,960,000	4,094,759
Total			50,656,927
Transportation Services 0.9%
ERAC USA Finance LLC(b)
10/15/2037	7.000%	2,350,000	3,085,830
03/15/2042	5.625%	1,589,000	1,835,765
11/01/2046	4.200%	4,461,000	4,258,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,698,568
Total			12,878,464
Wireless 0.1%
America Movil SAB de CV
07/16/2042	4.375%	1,810,000	1,858,647
Wirelines 4.2%
AT&T, Inc.
03/01/2037	5.250%	16,360,000	17,238,679
08/14/2037	4.900%	11,605,000	11,731,831
08/14/2058	5.300%	5,225,000	5,285,631
Deutsche Telekom International Finance BV
06/01/2032	9.250%	625,000	979,921
Orange SA
01/13/2042	5.375%	3,200,000	3,762,698
Telefonica Emisiones SAU
06/20/2036	7.045%	2,960,000	3,946,861
Verizon Communications, Inc.
08/10/2033	4.500%	5,170,000	5,301,473
09/15/2048	4.522%	11,525,000	11,163,403
Total			59,410,497
Total Corporate Bonds & Notes (Cost $860,271,063)			884,876,401

Foreign Government Obligations(e) 3.5%

Mexico 2.0%
Mexico Government International Bond
03/08/2044	4.750%	5,202,000	5,358,117
01/23/2046	4.600%	5,320,000	5,379,701
Petroleos Mexicanos(b)
03/13/2027	6.500%	1,189,000	1,316,933
Petroleos Mexicanos
06/15/2035	6.625%	11,300,000	12,191,118
09/21/2047	6.750%	3,400,000	3,624,727
Total			27,870,596
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	1,470,000	1,945,576
Peru 0.6%
Peruvian Government International Bond
03/14/2037	6.550%	6,600,000	8,891,876
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%	2,530,000	3,405,613

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.4%
Nakilat, Inc.(b)
12/31/2033	6.067%	4,267,000	5,029,167
Uruguay 0.2%
Uruguay Government International Bond
11/20/2045	4.125%	2,775,000	2,683,003
Total Foreign Government Obligations (Cost $47,908,702)			49,825,831

Municipal Bonds 5.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	4,735,000	7,207,664
University of California
Revenue Bonds
General Tax
Series 2012AD
05/15/2112	4.858%	9,055,000	9,782,660
Total			16,990,324
Local General Obligation 0.3%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	275,000	314,050
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	3,310,000	4,235,906
Total			4,549,956
Ports 0.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	8,175,000	9,135,971
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	1,145,000	1,489,279
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,315,000	3,638,710
State General Obligation 2.1%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/2046	3.277%	3,125,000	3,000,750
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	11,170,000	17,177,226
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	2,855,000	3,466,455
10/01/2034	5.000%	5,045,000	6,090,879
Total			29,735,310
Transportation 0.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2039	6.648%	5,200,000	7,091,032
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2042	5.000%	2,320,000	2,468,619
Build America Bonds
Series 2010
11/01/2040	6.742%	625,000	809,256
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	1,550,000	2,071,498
Total			5,349,373
Total Municipal Bonds (Cost $75,690,024)			77,979,955

6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
M&T Bank Corp.(c)
12/31/2049	6.375%	270	299,430
State Street Corp.(c)
12/31/2049	5.350%	33,300	906,426
Total			1,205,856
Property & Casualty 0.0%
Allstate Corp. (The)(c)
01/15/2053	5.100%	17,798	477,876
Total Preferred Debt (Cost $1,529,787)			1,683,732

U.S. Government & Agency Obligations 3.6%

Residual Funding Corp.(f)
STRIPS
01/15/2030	0.000%	8,428,000	5,876,145
04/15/2030	0.000%	65,960,000	45,651,839
Total U.S. Government & Agency Obligations (Cost $52,967,960)			51,527,984

U.S. Treasury Obligations 19.7%

U.S. Treasury
08/31/2019	1.250%	1,534,000	1,527,666
08/15/2020	1.500%	12,755,000	12,717,590
07/31/2022	1.875%	7,765,000	7,748,072
08/31/2022	1.625%	8,987,000	8,864,308
08/31/2024	1.875%	2,457,000	2,413,090
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2027	2.250%	16,587,100	16,476,224
02/15/2031	5.375%	11,576,000	15,510,282
05/15/2041	4.375%	21,647,000	27,697,152
05/15/2047	3.000%	116,654,000	120,056,661
U.S. Treasury(f),(g)
STRIPS
11/15/2018	0.000%	19,436,000	19,141,423
U.S. Treasury(f)
STRIPS
11/15/2019	0.000%	11,055,900	10,702,198
02/15/2040	0.000%	38,410,800	20,501,764
11/15/2041	0.000%	13,661,000	6,840,105
05/15/2043	0.000%	19,069,000	9,055,540
Total U.S. Treasury Obligations (Cost $276,809,455)			279,252,075

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(h),(i)	860,244	860,244
Total Money Market Funds (Cost $860,225)		860,244
Total Investments (Cost: $1,378,264,875)		1,408,526,113
Other Assets & Liabilities, Net		9,218,991
Net Assets		1,417,745,104

At September 30, 2017, securities and/or cash totaling $8,303,049 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	412	12/2017	USD	63,632,683	—	(991,215)
U.S. Ultra Bond	1,744	12/2017	USD	292,752,619	—	(5,204,837)
Total					—	(6,196,052)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(919)	12/2017	USD	(115,768,479)	1,261,104	—
U.S. Treasury 2-Year Note	(202)	12/2017	USD	(43,656,644)	117,038	—
U.S. Treasury 5-Year Note	(212)	12/2017	USD	(24,985,455)	165,292	—
U.S. Treasury Ultra 10-Year Note	(696)	12/2017	USD	(94,539,211)	1,176,893	—
Total					2,720,327	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
McDonald’s Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	1,255,000	(46,125)	(348)	—	(44,688)	—	(1,785)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	100,000,000	(164,776)	—	(2,038,670)	—	(164,776)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2024	1.000	Quarterly	0.801	USD	34,045,000	270,476	153,427	—	270,476	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2027	1.000	Quarterly	1.030	USD	19,985,000	101,021	—	(144,736)	101,021	—
Total								371,497	153,427	(144,736)	371,497	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $135,037,886, which represents 9.52% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	522,073	245,776,968	(245,438,797)	860,244	(771)	19	61,468	860,244
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	26,215,180	5,531,014	—	31,746,194
Commercial Mortgage-Backed Securities - Non-Agency	—	30,773,697	—	—	30,773,697
Corporate Bonds & Notes	—	884,876,401	—	—	884,876,401
Foreign Government Obligations	—	49,825,831	—	—	49,825,831
Municipal Bonds	—	77,979,955	—	—	77,979,955
Preferred Debt	1,683,732	—	—	—	1,683,732
U.S. Government & Agency Obligations	—	51,527,984	—	—	51,527,984
U.S. Treasury Obligations	213,011,045	66,241,030	—	—	279,252,075
Money Market Funds	—	—	—	860,244	860,244
Total Investments	214,694,777	1,187,440,078	5,531,014	860,244	1,408,526,113
Derivatives
Asset
Futures Contracts	2,720,327	—	—	—	2,720,327
Swap Contracts	—	371,497	—	—	371,497
Liability
Futures Contracts	(6,196,052)	—	—	—	(6,196,052)
Swap Contracts	—	(166,561)	—	—	(166,561)
Total	211,219,052	1,187,645,014	5,531,014	860,244	1,405,255,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
10	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 6.7%
Aristocrat Leisure Ltd.	2,387,551	39,436,516
BlueScope Steel Ltd.	429,182	3,707,494
Cochlear Ltd.	182,461	22,822,998
CSL Ltd.	572,310	60,248,904
Fortescue Metals Group Ltd.	3,142,165	12,724,960
JB Hi-Fi Ltd.	200,678	3,616,388
Leighton Holdings Ltd.	166,834	5,797,768
Newcrest Mining Ltd.	413,329	6,803,296
Qantas Airways Ltd.	1,307,056	5,986,743
QBE Insurance Group Ltd.	555,468	4,379,069
Resolute Mining Ltd.	1,951,051	1,572,461
South32 Ltd.	5,058,255	13,085,742
St. Barbara Ltd.	1,279,041	2,635,730
Stockland	1,105,808	3,734,418
Woodside Petroleum Ltd.	515,164	11,796,268
Total		198,348,755
Austria 0.2%
Erste Group Bank AG	91,100	3,934,841
Lenzing AG	21,615	3,134,590
Total		7,069,431
Cayman Islands 0.5%
China Cord Blood Corp.(a)	349,055	3,881,491
CK Asset Holdings Ltd.	1,345,500	11,185,589
Total		15,067,080
China 0.3%
WH Group Ltd.	9,698,000	10,328,399
Denmark 3.3%
AP Moller - Maersk A/S, Class B	5,229	9,932,712
DONG Energy A/S(b)	74,404	4,258,916
Nets A/S(a)	79,630	2,061,495
Novo Nordisk A/S, Class B	950,798	45,454,072
Vestas Wind Systems A/S	410,900	36,872,504
Total		98,579,699
Faroe Islands 0.1%
Bakkafrost P/F	58,912	2,706,498
Finland 0.1%
Orion Oyj, Class B	75,875	3,520,707
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.3%
Air France-KLM(a)	996,140	15,705,692
AXA SA	1,595,181	48,245,979
BNP Paribas SA	193,507	15,609,184
Credit Agricole SA	1,794,224	32,614,736
Faurecia	154,626	10,733,056
Ipsen SA	41,007	5,450,023
LVMH Moet Hennessy Louis Vuitton SE	46,994	12,966,333
Peugeot SA	1,328,565	31,640,164
Safran SA	37,419	3,822,855
Sanofi	349,724	34,724,603
SEB SA	27,344	5,015,736
Societe Generale SA	701,381	41,062,656
Total SA	544,249	29,232,410
Ubisoft Entertainment SA(a)	71,564	4,919,261
Unibail-Rodamco SE	9,861	2,397,959
Valeo SA	133,989	9,941,944
Total		304,082,591
Germany 10.5%
Allianz SE, Registered Shares	123,943	27,825,448
BASF SE	275,343	29,301,537
Bayer AG, Registered Shares	87,428	11,914,086
Continental AG	176,243	44,732,783
Covestro AG	377,615	32,468,566
Deutsche Lufthansa AG, Registered Shares	1,051,927	29,229,346
Deutsche Post AG	130,300	5,800,471
Deutsche Telekom AG, Registered Shares	1,024,930	19,121,399
E.ON SE	1,072,313	12,136,308
Infineon Technologies AG	816,240	20,519,474
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	32,671	6,985,249
Rheinmetall AG	82,929	9,346,598
SAP SE	457,349	50,102,741
Siltronic AG(a)	62,933	7,809,956
United Internet AG	53,408	3,324,685
Total		310,618,647

Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.7%
CK Hutchison Holdings Ltd.	555,500	7,115,005
I-CABLE Communications Ltd.(a)	4,182,564	137,436
Jardine Matheson Holdings Ltd.	349,200	22,147,679
Wharf Holdings Ltd. (The)	4,152,000	37,144,526
Wheelock & Co., Ltd.	1,424,000	10,051,867
Xinyi Glass Holdings Ltd.	2,702,000	2,678,021
Total		79,274,534
Ireland 0.6%
ICON PLC(a)	109,098	12,424,080
Ryanair Holdings PLC, ADR(a)	52,545	5,539,294
Total		17,963,374
Italy 1.6%
Assicurazioni Generali SpA	414,226	7,715,684
Banca Generali SpA	335,714	11,645,508
Enel SpA	871,774	5,249,633
Fiat Chrysler Automobiles NV(a)	165,236	2,960,634
GEDI Gruppo Editoriale SpA(a)	7,997	7,089
Intesa Sanpaolo SpA	5,123,661	18,118,525
Poste Italiane SpA	385,401	2,837,800
Total		48,534,873
Japan 23.1%
Asahi Glass Co., Ltd.	1,027,500	38,164,517
Canon, Inc.	397,600	13,606,264
Central Japan Railway Co.	34,700	6,089,494
Daito Trust Construction Co., Ltd.	158,200	28,821,278
Daiwa House Industry Co., Ltd.	766,300	26,469,941
East Japan Railway Co.	117,200	10,818,540
Fujitsu Ltd.	1,349,000	10,039,994
Haseko Corp.	1,164,900	15,544,859
Hitachi Ltd.	3,331,000	23,486,393
ITOCHU Techno-Solutions Corp.	256,800	9,593,315
JAC Recruitment Co., Ltd.	215,700	3,365,274
JX Holdings, Inc.	802,800	4,139,414
Kakaku.com, Inc.	249,700	3,185,580
Kaken Pharmaceutical Co., Ltd.	60,100	3,058,626
Kanamoto Co., Ltd.	134,800	4,257,893
Kao Corp.	186,200	10,962,218
Common Stocks (continued)
Issuer	Shares	Value ($)
KDDI Corp.	777,500	20,494,883
Kobe Bussan Co., Ltd.	107,000	4,812,180
Kyushu Electric Power Co., Inc.	432,900	4,598,902
Lion Corp.	106,000	1,936,824
Maeda Corp.	901,000	11,021,619
Maruha Nichiro Corp.	260,000	7,643,450
Mitsubishi Chemical Holdings Corp.	2,473,300	23,580,380
Mitsubishi Electric Corp.	759,200	11,876,437
Mitsubishi UFJ Financial Group, Inc.	11,257,500	73,194,424
Morinaga Milk Industry Co., Ltd.	243,800	9,317,116
MS&AD Insurance Group Holdings, Inc.	448,400	14,450,310
NH Foods Ltd.	170,000	4,672,268
Nichirei Corp.	411,100	10,314,847
Nippon Denko Co., Ltd.	1,233,300	4,922,291
Nippon Light Metal Holdings Co., Ltd.	2,432,000	6,926,823
Nippon Shinyaku Co., Ltd.	68,100	4,732,964
Nippon Telegraph & Telephone Corp.	538,900	24,692,788
Nissan Motor Co., Ltd.	2,746,500	27,208,545
Nomura Holdings, Inc.	1,884,000	10,571,107
NTT DoCoMo, Inc.	709,200	16,210,029
ORIX Corp.	2,273,200	36,699,046
Osaka Gas Co., Ltd.	270,400	5,025,776
Penta-Ocean Construction Co., Ltd.	617,100	3,896,229
Prima Meat Packers., Ltd.	1,654,000	11,196,331
SBI Holdings, Inc.	1,054,400	15,901,431
Shionogi & Co., Ltd.	102,100	5,581,490
Sompo Holdings, Inc.	593,700	23,136,152
Start Today Co., Ltd.	354,300	11,227,816
Taisei Corp.	116,000	6,083,258
Teijin Ltd.	736,200	14,524,381
Tokyo Electron Ltd.	99,000	15,240,959
Tokyo Gas Co., Ltd.	324,600	7,948,983
Toyo Seikan Group Holdings Ltd.	346,400	5,788,691
West Japan Railway Co.	176,300	12,256,823
YA-MAN, Ltd.	54,800	5,886,651
Total		685,175,804
Luxembourg 0.5%
B&M European Value Retail SA	2,637,152	13,696,939

2	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.5%
Aegon NV	2,223,609	12,951,200
AerCap Holdings NV(a)	81,422	4,161,478
BE Semiconductor Industries NV	83,572	5,812,837
Unilever NV-CVA	1,481,676	87,629,719
Wolters Kluwer NV	484,223	22,374,199
Total		132,929,433
New Zealand 0.2%
a2 Milk Co., Ltd.(a)	1,351,567	6,277,321
Norway 3.2%
Aker BP ASA	341,745	6,607,914
SalMar ASA	108,251	3,058,130
Statoil ASA	2,780,929	55,622,072
Subsea 7 SA	1,311,975	21,529,930
Telenor ASA	425,953	9,006,276
Total		95,824,322
Portugal 0.4%
Galp Energia SGPS SA	310,340	5,500,030
Jeronimo Martins SGPS SA	285,495	5,631,651
Total		11,131,681
Singapore 1.5%
CapitaLand Ltd.	1,756,500	4,647,492
United Overseas Bank Ltd.	1,306,500	22,688,364
UOL Group Ltd.	985,400	5,914,132
Venture Corp., Ltd.	776,200	10,096,325
Total		43,346,313
Spain 3.9%
Banco Bilbao Vizcaya Argentaria SA	2,005,578	17,922,544
Banco Santander SA	7,318,310	51,092,675
Industria de Diseno Textil SA	189,839	7,154,063
International Consolidated Airlines Group SA	3,147,916	25,076,326
Siemens Gamesa Renewable Energy SA	405,659	5,295,509
Telefonica SA	932,923	10,135,302
Total		116,676,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.1%
Bonava AB, Class B	161,955	2,620,740
Electrolux AB, Class B	1,030,727	35,003,387
Husqvarna AB, Class B	378,761	3,896,938
Sandvik AB	1,024,099	17,665,768
Volvo AB B Shares	1,739,520	33,530,754
Total		92,717,587
Switzerland 6.5%
Adecco Group AG, Registered Shares	112,535	8,762,471
Logitech International SA	315,235	11,494,757
Nestlé SA, Registered Shares	619,222	51,860,282
Partners Group Holding AG	27,091	18,380,531
Roche Holding AG, Genusschein Shares	343,687	87,736,280
Swiss Life Holding AG, Registered Shares	16,061	5,657,466
UBS AG	443,639	7,582,202
Total		191,473,989
United Kingdom 15.0%
Admiral Group PLC	736,207	17,925,013
Ashtead Group PLC	254,004	6,123,170
Associated British Foods PLC	564,971	24,172,951
Bellway PLC	86,895	3,839,002
BT Group PLC	4,474,984	17,023,995
Carnival PLC	321,992	20,464,578
Carphone Warehouse Group PLC	2,468,045	6,396,084
Centrica PLC	12,726,512	31,890,079
DS Smith PLC	1,035,311	6,838,081
Electrocomponents PLC	722,805	6,014,747
Fever-Tree Drinks PLC	432,117	12,663,529
Galiform PLC	895,049	5,169,264
GlaxoSmithKline PLC	712,181	14,205,084
Hargreaves Lansdown PLC	366,010	7,258,707
Inchcape PLC	242,320	2,802,236
International Consolidated Airlines Group SA	324,287	2,579,021
Land Securities Group PLC	923,632	12,036,305
Lloyds Banking Group PLC	45,179,098	41,003,717
Mondi PLC	205,258	5,514,664
Persimmon PLC	510,255	17,654,203
Redrow PLC	341,153	2,708,583

Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Bank of Scotland Group PLC(a)	5,727,565	20,591,847
Royal Dutch Shell PLC, Class A	1,853,176	56,005,189
Scottish & Southern Energy PLC	2,004,368	37,521,351
Severn Trent PLC	257,085	7,485,849
Smith & Nephew PLC	489,529	8,842,456
SSP Group PLC	510,478	3,676,716
Taylor Wimpey PLC	5,361,334	14,045,080
Vedanta Resources PLC	370,697	4,331,518
Vodafone Group PLC	4,180,088	11,695,546
Whitbread PLC	74,235	3,746,223
Wm Morrison Supermarkets PLC	4,084,651	12,813,299
Total		445,038,087
Total Common Stocks (Cost $2,623,870,460)		2,930,382,483

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	25,025,696	25,025,696
Total Money Market Funds (Cost $25,024,643)		25,025,696
Total Investments (Cost $2,648,895,103)		2,955,408,179
Other Assets & Liabilities, Net		11,772,384
Net Assets		$2,967,180,563

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $4,258,916, which represents 0.14% of net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	20,307,263	1,613,314,792	(1,608,596,359)	25,025,696	(36,528)	1,053	238,722	25,025,696
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
4	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	198,348,755	—	—	198,348,755
Austria	—	7,069,431	—	—	7,069,431
Cayman Islands	3,881,491	11,185,589	—	—	15,067,080
China	—	10,328,399	—	—	10,328,399
Denmark	—	98,579,699	—	—	98,579,699
Faroe Islands	—	2,706,498	—	—	2,706,498
Finland	—	3,520,707	—	—	3,520,707
France	—	304,082,591	—	—	304,082,591
Germany	—	310,618,647	—	—	310,618,647
Hong Kong	—	79,274,534	—	—	79,274,534
Ireland	17,963,374	—	—	—	17,963,374
Italy	—	48,534,873	—	—	48,534,873
Japan	—	685,175,804	—	—	685,175,804
Luxembourg	—	13,696,939	—	—	13,696,939
Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Netherlands	4,161,478	128,767,955	—	—	132,929,433
New Zealand	—	6,277,321	—	—	6,277,321
Norway	—	95,824,322	—	—	95,824,322
Portugal	—	11,131,681	—	—	11,131,681
Singapore	—	43,346,313	—	—	43,346,313
Spain	—	116,676,419	—	—	116,676,419
Sweden	—	92,717,587	—	—	92,717,587
Switzerland	—	191,473,989	—	—	191,473,989
United Kingdom	—	445,038,087	—	—	445,038,087
Total Common Stocks	26,006,343	2,904,376,140	—	—	2,930,382,483
Money Market Funds	—	—	—	25,025,696	25,025,696
Total Investments	26,006,343	2,904,376,140	—	25,025,696	2,955,408,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	310,512	1,707,816
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	122,788	1,177,534
Columbia Multi-Asset Income Fund, Class Y Shares(a)	172,866	1,697,548
Total Alternative Strategies Funds (Cost $4,555,768)		4,582,898

Equity Funds 53.7%

U.S. Large Cap 53.7%
Columbia Contrarian Core Fund, Class Y Shares(a)	701,049	18,514,697
Columbia Disciplined Core Fund, Class Y Shares(a)	1,727,816	20,509,180
Total		39,023,877
Total Equity Funds (Cost $23,801,448)		39,023,877

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	742,776
Total Exchange-Traded Funds (Cost $731,012)		742,776

Fixed-Income Funds 24.3%
	Shares	Value ($)
Investment Grade 24.3%
Columbia Corporate Income Fund, Class Y Shares(a)	347,926	3,566,244
Columbia Total Return Bond Fund, Class Y Shares(a)	448,156	4,073,734
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	586,625	3,185,372
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	617,104	6,880,715
Total		17,706,065
Total Fixed-Income Funds (Cost $17,326,216)		17,706,065

Money Market Funds 14.2%

Columbia Short-Term Cash Fund, 1.177%(a),(c)	10,336,193	10,336,193
Total Money Market Funds (Cost $10,336,014)		10,336,193
Total Investments (Cost: $56,750,458)		72,391,809
Other Assets & Liabilities, Net		347,158
Net Assets		72,738,967

At September 30, 2017, securities and/or cash totaling $318,481 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	20	12/2017	EUR	3,228,131	—	(30,136)
MSCI Emerging Markets Index	30	12/2017	USD	1,633,950	—	(4,652)
S&P 500 E-mini	33	12/2017	USD	4,151,565	70,026	—
TOPIX Index	8	12/2017	JPY	134,000,000	74,653	—
U.S. Ultra Bond	8	12/2017	USD	1,342,902	—	(24,075)
Total					144,679	(58,863)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(7)	12/2017	GBP	(513,065)	—	(113)
U.S. Treasury 10-Year Note	(28)	12/2017	USD	(3,527,222)	36,898	—
Total					36,898	(113)
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	624,585	—	(624,585)*	—	—	(90,834)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	623,158*	(312,646)	310,512	(126,701)	9,691	—	1,707,816
Columbia Contrarian Core Fund, Class I Shares	836,536	195,169	(1,031,705)*	—	270,377	(4,282,153)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	750,233*	(49,184)	701,049	193,133	6,538,285	—	18,514,697
Columbia Corporate Income Fund, Class I Shares	524,933	7,899	(532,832)*	—	(23,609)	(56,584)	26,084	—
Columbia Corporate Income Fund, Class Y Shares	—	378,430*	(30,504)	347,926	(1,406)	177,859	54,220	3,566,244
Columbia Disciplined Core Fund, Class I Shares	2,032,240	9,556	(2,041,796)*	—	371,266	(6,427,221)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,880,603*	(152,787)	1,727,816	381,935	8,684,143	—	20,509,180
Columbia Diversified Absolute Return Fund, Class I Shares	156,385	2,295	(158,680)*	—	(530)	23,117	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	150,949*	(28,161)	122,788	1,410	6,560	—	1,177,534
Columbia Multi-Asset Income Fund, Class I Shares	166,014	2,167	(168,181)*	—	—	44,108	20,963	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	172,866*	—	172,866	—	10,880	42,807	1,697,548
Columbia Short-Term Cash Fund, 1.177%	1,993,475	9,508,525	(1,165,807)	10,336,193	(26)	179	58,942	10,336,193
Columbia Total Return Bond Fund, Class I Shares	649,723	8,985	(658,708)*	—	416	7,511	28,791	—
Columbia Total Return Bond Fund, Class Y Shares	—	483,398*	(35,242)	448,156	1,781	56,281	62,514	4,073,734
Columbia U.S. Government Mortgage Fund, Class I Shares	902,090	16,914	(919,004)*	—	(10,618)	(27,357)	19,479	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	629,986*	(43,361)	586,625	1,829	74,569	47,931	3,185,372
Columbia U.S. Treasury Index Fund, Class I Shares	692,816	12,907	(705,723)*	—	(7,416)	7,253	25,022	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	673,104*	(56,000)	617,104	3,191	71,141	56,473	6,880,715
Total	8,578,797	15,507,144	(8,714,906)	15,371,035	1,055,032	4,827,428	443,226	71,649,033

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	4,582,898	—	—	—	4,582,898
Equity Funds	39,023,877	—	—	—	39,023,877
Exchange-Traded Funds	742,776	—	—	—	742,776
Fixed-Income Funds	17,706,065	—	—	—	17,706,065
Money Market Funds	—	—	—	10,336,193	10,336,193
Total Investments	62,055,616	—	—	10,336,193	72,391,809
Derivatives
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	181,577	—	—	—	181,577
Liability
Futures Contracts	(58,976)	—	—	—	(58,976)
Total	62,178,217	—	—	10,336,193	72,514,410
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	500,000	492,992
Conn Funding II LP(a)
Series 2017-A Class A
07/15/2019	2.730%	246,577	246,699
Series 2017-A Class B
02/15/2020	5.110%	750,000	752,806
Conn’s Receivables Funding LLC(a)
Series 2016-B Class B
03/15/2019	7.340%	1,500,000	1,527,980
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	8.844%	500,000	516,481
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	2.965%	500,000	501,032
Madison Park Funding XI Ltd.(a),(b),(c)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	2.963%	1,000,000	1,000,000
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	1,373,996	1,379,752
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	300,000	300,151
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	7.983%	500,000	489,613
Preston Ridge Partners Mortgage LLC(a),(c),(d)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	1,000,000	999,903
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	500,000	501,596
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.979%	800,000	799,994
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	227,409	229,724
Series 2016-3 Class A
12/26/2025	3.050%	381,365	385,155
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2016-A Class RIO
01/25/2038	0.000%	1	340,000
Series 2016-A Class RPO
01/25/2038	0.000%	1	660,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	293,905	297,582
Total Asset-Backed Securities — Non-Agency (Cost $11,260,268)			11,421,460

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	4.734%	350,805	351,135
BHMS Mortgage Trust(a),(h)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	300,000	304,605
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	445,608
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	300,000	287,202
Hilton USA Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	1,500,000	1,194,048
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	512,752
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
1-month USD LIBOR + 3.000% 12/17/2031	4.235%	98,147	98,146
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	5.985%	1,000,000	1,016,062
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	939,391	938,670
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,068,556)			5,148,228

Common Stocks 0.4%
Issuer	Shares	Value ($)
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(i)	5,448	160,716

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services —%
Fairlane Management Corp.(c),(f),(i),(j)	2,000	—
Total Financials		160,716
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Samson Resources(i)	8,275	195,842
Templar Energy LLC(i)	24,262	72,786
Vistra Energy Corp	10,180	190,264
Total		458,892
Total Utilities		458,892
Total Common Stocks (Cost $540,569)		619,608

Corporate Bonds & Notes(k) 42.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
12/01/2021	8.750%	74,000	79,356
Lockheed Martin Corp.(a)
09/15/2052	4.090%	120,000	119,964
TransDigm, Inc.
07/15/2022	6.000%	146,000	151,757
05/15/2025	6.500%	150,000	154,553
06/15/2026	6.375%	50,000	51,225
Total			556,855
Automotive 0.2%
Delphi Jersey Holdings PLC(a)
10/01/2025	5.000%	78,000	79,480
Gates Global LLC/Co.(a)
07/15/2022	6.000%	138,000	141,786
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	80,000	81,528
Total			302,794
Banking 1.3%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	108,000	112,011
Ally Financial, Inc.
11/01/2031	8.000%	181,000	233,765
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	218,363
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Mercantil del Norte SA(a),(l)
Subordinated
10/04/2031	5.750%	200,000	205,418
Bank of America Corp.(l)
01/20/2028	3.824%	385,000	395,469
Citigroup, Inc.
05/01/2026	3.400%	360,000	360,902
Industrial Senior Trust(a)
11/01/2022	5.500%	102,000	103,245
Popular, Inc.
07/01/2019	7.000%	95,000	97,768
Wells Fargo & Co.
10/23/2026	3.000%	270,000	263,930
Total			1,990,871
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	74,000	75,017
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	25,000	26,001
Total			101,018
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	36,000	36,904
12/15/2023	5.750%	112,000	119,232
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	116,000	123,525
CD&R Waterworks Merger Sub LLC(a)
08/15/2025	6.125%	39,000	39,991
HD Supply, Inc.(a)
04/15/2024	5.750%	50,000	53,487
US Concrete, Inc.
06/01/2024	6.375%	48,000	51,793
Total			424,932
Cable and Satellite 2.1%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	190,000	200,645
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	180,000	186,482
02/15/2026	5.750%	140,000	146,974
05/01/2026	5.500%	5,000	5,167
05/01/2027	5.125%	114,000	115,498
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	97,000	98,888

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	188,000	205,820
10/15/2025	10.875%	214,000	264,769
04/15/2027	5.500%	55,000	57,185
DISH DBS Corp.
11/15/2024	5.875%	236,000	247,344
07/01/2026	7.750%	224,000	256,777
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	214,348
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	37,000	36,268
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	113,000	119,152
07/15/2026	5.375%	19,000	19,965
08/01/2027	5.000%	134,000	136,838
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	266,000	279,927
Videotron Ltd.(a)
04/15/2027	5.125%	77,000	79,928
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	352,721
08/15/2026	5.500%	89,000	93,836
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	265,000	271,741
Total			3,390,273
Chemicals 0.8%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	111,085
Atotech USA, Inc.(a)
02/01/2025	6.250%	95,000	96,541
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	88,623
Chemours Co. (The)
05/15/2023	6.625%	137,000	145,761
05/15/2025	7.000%	34,000	37,681
05/15/2027	5.375%	74,000	76,707
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	83,000	86,594
INEOS Group Holdings SA(a)
08/01/2024	5.625%	100,000	103,933
Koppers, Inc.(a)
02/15/2025	6.000%	26,000	27,802
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	109,000	118,778
02/01/2022	6.500%	57,000	59,010
PQ Corp.(a)
11/15/2022	6.750%	249,000	269,438
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
09/15/2025	4.875%	58,000	59,949
Tronox Finance PLC(a)
10/01/2025	5.750%	18,000	18,450
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	17,000	17,683
Total			1,318,035
Construction Machinery 0.4%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	123,000	126,602
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	34,000	35,858
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	24,000	25,356
United Rentals North America, Inc.
10/15/2025	4.625%	86,000	87,065
09/15/2026	5.875%	155,000	168,333
05/15/2027	5.500%	61,000	65,024
01/15/2028	4.875%	83,000	83,405
01/15/2028	4.875%	43,000	43,218
Total			634,861
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/2020	8.750%	125,000	128,801
12/01/2022	7.875%	296,000	321,533
APX Group, Inc.(a)
09/01/2023	7.625%	151,000	158,582
IHS Markit Ltd.(a)
11/01/2022	5.000%	123,000	132,752
02/15/2025	4.750%	91,000	97,520
Interval Acquisition Corp.
04/15/2023	5.625%	121,000	125,316
Total			964,504
Consumer Products 0.4%
American Greetings Corp.(a)
02/15/2025	7.875%	11,000	11,916
Prestige Brands, Inc.(a)
03/01/2024	6.375%	92,000	99,097
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	100,000	106,778
12/15/2026	5.250%	17,000	17,945
Spectrum Brands, Inc.
07/15/2025	5.750%	110,000	117,682
Springs Industries, Inc.
06/01/2021	6.250%	163,000	168,133

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
10/15/2023	5.625%	50,000	52,604
Valvoline, Inc.(a)
07/15/2024	5.500%	16,000	17,062
08/15/2025	4.375%	74,000	75,269
Total			666,486
Diversified Manufacturing 0.4%
Entegris, Inc.(a)
04/01/2022	6.000%	82,000	85,511
SPX FLOW, Inc.(a)
08/15/2024	5.625%	27,000	28,214
08/15/2026	5.875%	99,000	104,731
TriMas Corp.(a)
10/15/2025	4.875%	12,000	12,102
United Technologies Corp.
11/01/2046	3.750%	285,000	274,970
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	88,471
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	92,647
Total			686,646
Electric 5.7%
AES Corp.
05/15/2026	6.000%	69,000	74,227
09/01/2027	5.125%	54,000	55,316
Calpine Corp.
01/15/2025	5.750%	96,000	90,699
CMS Energy Corp.
03/01/2024	3.875%	600,000	629,551
02/15/2027	2.950%	165,000	159,236
03/31/2043	4.700%	135,000	145,993
DTE Energy Co.
06/01/2024	3.500%	340,000	346,333
10/01/2026	2.850%	1,220,000	1,167,236
Duke Energy Corp.
10/15/2023	3.950%	542,000	572,910
04/15/2024	3.750%	748,000	783,993
09/01/2046	3.750%	280,000	269,520
Dynegy, Inc.
11/01/2024	7.625%	78,000	80,807
Dynegy, Inc.(a)
01/30/2026	8.125%	23,000	23,751
Emera US Finance LP
06/15/2046	4.750%	675,000	725,894
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	314,832
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
05/01/2027	3.550%	760,000	779,671
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	33,000	33,770
09/15/2027	4.500%	55,000	56,059
NRG Energy, Inc.
01/15/2027	6.625%	127,000	133,275
NRG Yield Operating LLC
08/15/2024	5.375%	292,000	306,317
09/15/2026	5.000%	46,000	47,794
Pacific Gas & Electric Co.
02/15/2044	4.750%	244,000	281,601
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	172,000	181,282
PPL Capital Funding, Inc.
06/01/2023	3.400%	240,000	247,211
03/15/2024	3.950%	430,000	450,522
Progress Energy, Inc.
04/01/2022	3.150%	382,000	389,498
Southern Co. (The)
07/01/2046	4.400%	655,000	678,479
Total			9,025,777
Finance Companies 0.6%
Aircastle Ltd.
02/15/2022	5.500%	96,000	105,102
iStar, Inc.
04/01/2022	6.000%	61,000	63,108
09/15/2022	5.250%	84,000	85,264
Navient Corp.
07/26/2021	6.625%	43,000	46,091
06/15/2022	6.500%	85,000	90,188
10/25/2024	5.875%	44,000	44,736
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	65,000	67,659
12/15/2021	7.250%	137,000	142,886
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	36,000	37,467
02/15/2024	5.500%	25,000	26,284
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	58,000	61,022
Quicken Loans, Inc.(a)
05/01/2025	5.750%	159,000	167,519
Springleaf Finance Corp.
05/15/2022	6.125%	71,000	75,018
Total			1,012,344

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.4%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	790,000	817,223
B&G Foods, Inc.
04/01/2025	5.250%	169,000	172,301
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	129,000	140,788
ConAgra Foods, Inc.
01/25/2023	3.200%	483,000	492,430
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	72,000	75,053
Kernel Holding SA(a)
01/31/2022	8.750%	200,000	219,427
Kraft Heinz Foods Co.
06/01/2046	4.375%	390,000	383,442
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	34,519
11/01/2026	4.875%	118,000	123,758
Molson Coors Brewing Co.
07/15/2026	3.000%	180,000	175,326
07/15/2046	4.200%	408,000	409,042
Mondelez International, Inc.(a)
10/28/2019	1.625%	245,000	243,116
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	17,000	18,099
Post Holdings, Inc.(a)
03/01/2025	5.500%	28,000	29,082
08/15/2026	5.000%	169,000	168,735
03/01/2027	5.750%	250,000	257,599
Total			3,759,940
Gaming 1.4%
Boyd Gaming Corp.
04/01/2026	6.375%	129,000	140,509
CRC Escrow Issuer LLC/Finco, Inc.(a),(d)
10/15/2025	5.250%	48,000	48,000
Eldorado Resorts, Inc.
04/01/2025	6.000%	128,000	134,428
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	77,000	84,081
International Game Technology PLC(a)
02/15/2025	6.500%	223,000	250,731
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	104,774
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	48,000	52,071
09/01/2026	4.500%	45,000	45,634
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	69,000	69,457
MGM Resorts International
09/01/2026	4.625%	363,000	367,890
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	67,000	69,468
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	68,000	68,777
Scientific Games International, Inc.(a)
01/01/2022	7.000%	271,000	287,313
Scientific Games International, Inc.
12/01/2022	10.000%	180,000	199,404
Tunica-Biloxi Gaming Authority(a),(m)
11/15/2016	0.000%	923,000	323,050
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	56,000	56,965
Total			2,302,552
Health Care 2.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	134,383
Avantor, Inc.(a),(d)
10/01/2024	6.000%	56,000	57,281
Becton Dickinson and Co.
06/06/2027	3.700%	300,000	303,425
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	136,000	138,690
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	119,000	93,368
03/31/2023	6.250%	209,000	205,958
DaVita, Inc.
05/01/2025	5.000%	194,000	191,463
Envision Healthcare Corp.(a)
12/01/2024	6.250%	77,000	82,492
Express Scripts Holding Co.
07/15/2046	4.800%	165,000	174,567
HCA, Inc.
05/01/2023	4.750%	337,000	355,501
02/01/2025	5.375%	155,000	163,810
02/15/2027	4.500%	236,000	241,240
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	49,000	50,756
MEDNAX, Inc.(a)
12/01/2023	5.250%	62,000	64,772
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	139,000	149,164

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	85,000	88,513
SP Finco LLC(a)
07/01/2025	6.750%	121,000	113,840
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	131,000	136,124
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	65,000	61,563
Teleflex, Inc.
06/01/2026	4.875%	28,000	29,066
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	86,320
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	113,000	111,985
05/01/2025	5.125%	93,000	91,743
08/01/2025	7.000%	89,000	83,294
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	168,852
Total			3,378,170
Healthcare Insurance 0.3%
Centene Corp.
05/15/2022	4.750%	144,000	150,588
01/15/2025	4.750%	181,000	187,748
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	58,000	57,182
WellCare Health Plans, Inc.
04/01/2025	5.250%	116,000	122,225
Total			517,743
Home Construction 0.2%
CalAtlantic Group, Inc.
06/01/2026	5.250%	41,000	42,469
06/15/2027	5.000%	69,000	69,861
Lennar Corp.
04/30/2024	4.500%	99,000	102,145
Meritage Homes Corp.
04/01/2022	7.000%	44,000	50,310
06/06/2027	5.125%	87,000	87,306
Total			352,091
Independent Energy 2.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	15,000	17,431
07/15/2044	4.500%	70,000	66,850
Callon Petroleum Co.
10/01/2024	6.125%	73,000	75,882
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2047	4.950%	315,000	332,597
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	129,000	131,048
Continental Resources, Inc.
06/01/2024	3.800%	49,000	47,295
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	279,000	297,407
Diamondback Energy, Inc.
11/01/2024	4.750%	25,000	25,514
05/31/2025	5.375%	135,000	141,170
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	60,000	62,559
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	72,000	75,963
Halcon Resources Corp.(a)
02/15/2025	6.750%	44,000	45,536
Kosmos Energy Ltd.(a)
08/01/2021	7.875%	200,000	207,629
Laredo Petroleum, Inc.
03/15/2023	6.250%	254,000	263,416
Noble Energy, Inc.
11/15/2043	5.250%	125,000	131,380
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	44,000	46,481
01/15/2025	5.375%	129,000	131,591
08/15/2025	5.250%	98,000	99,415
PDC Energy, Inc.
09/15/2024	6.125%	135,000	140,801
RSP Permian, Inc.(a)
01/15/2025	5.250%	334,000	340,763
SM Energy Co.
06/01/2025	5.625%	32,000	30,427
09/15/2026	6.750%	167,000	167,267
WPX Energy, Inc.
01/15/2022	6.000%	320,000	331,272
09/15/2024	5.250%	48,000	48,263
Total			3,257,957
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2042	4.450%	93,000	81,534
09/15/2043	5.200%	390,000	378,673
Total			460,207

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	77,000	80,966
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	54,000	55,883
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	48,000	50,907
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	83,000	89,069
Total			276,825
Life Insurance 2.9%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	575,000	563,482
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,089,000	1,174,251
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	424,000	464,853
MetLife, Inc.
03/01/2045	4.050%	495,000	503,216
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	290,000	286,693
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,030,000	1,049,093
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	384,179
05/15/2047	4.270%	181,000	187,082
Voya Financial, Inc.
06/15/2046	4.800%	70,000	73,317
Total			4,686,166
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	150,000	160,796
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	83,000	84,569
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	35,000	38,408
Playa Resorts Holding BV(a)
08/15/2020	8.000%	163,000	169,883
Total			453,656
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.4%
21st Century Fox America, Inc.
09/15/2044	4.750%	465,000	492,447
AMC Networks, Inc.
04/01/2024	5.000%	53,000	54,683
Match Group, Inc.
06/01/2024	6.375%	117,000	127,376
MDC Partners, Inc.(a)
05/01/2024	6.500%	7,000	7,052
Netflix, Inc.
02/15/2025	5.875%	151,000	165,450
Netflix, Inc.(a)
11/15/2026	4.375%	184,000	184,887
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	135,000	140,515
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	129,000	135,353
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	360,000	367,684
06/15/2025	3.950%	322,000	327,143
Thomson Reuters Corp.
05/23/2043	4.500%	162,000	163,224
Univision Communications, Inc.(a)
02/15/2025	5.125%	108,000	108,946
Total			2,274,760
Metals and Mining 1.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	77,000	81,798
Constellium NV(a)
05/15/2024	5.750%	181,000	182,383
03/01/2025	6.625%	61,000	62,489
Freeport-McMoRan, Inc.
03/01/2022	3.550%	42,000	41,416
03/15/2023	3.875%	93,000	91,475
11/14/2024	4.550%	198,000	198,856
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	96,000	104,124
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	24,389
01/15/2025	7.625%	68,000	73,607
Novelis Corp.(a)
08/15/2024	6.250%	48,000	49,933
09/30/2026	5.875%	210,000	213,654
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	28,000	28,185

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(a)
06/01/2024	8.500%	34,000	39,102
Teck Resources Ltd.
07/15/2041	6.250%	289,000	325,603
Total			1,517,014
Midstream 3.4%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	120,000	127,442
05/01/2024	6.375%	47,000	51,057
01/15/2025	5.250%	235,000	251,368
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	83,000	85,483
Delek Logistics Partners LP(a)
05/15/2025	6.750%	71,000	71,414
Energy Transfer Equity LP
06/01/2027	5.500%	345,000	362,850
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	406,740
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	84,000	87,963
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,105,000	1,102,859
NGPL PipeCo LLC(a)
08/15/2022	4.375%	32,000	33,157
08/15/2027	4.875%	39,000	40,850
12/15/2037	7.768%	88,000	109,632
NuStar Logistics LP
04/28/2027	5.625%	151,000	159,982
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,026,000	927,705
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	70,000	71,138
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	92,000	99,202
02/01/2027	5.375%	356,000	371,176
Williams Companies, Inc. (The)
01/15/2023	3.700%	48,000	47,836
06/24/2024	4.550%	391,000	404,778
Williams Partners LP
09/15/2045	5.100%	526,000	552,881
Total			5,365,513
Natural Gas 0.9%
NiSource Finance Corp.
05/15/2047	4.375%	500,000	525,182
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
06/15/2024	3.550%	425,000	435,051
06/15/2027	3.250%	450,000	444,749
Total			1,404,982
Oil Field Services 0.1%
SESI LLC(a)
09/15/2024	7.750%	19,000	19,740
Weatherford International Ltd.
06/15/2021	7.750%	82,000	85,269
06/15/2023	8.250%	21,000	21,639
Total			126,648
Other Industry 0.6%
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	839,000	919,574
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	61,000	63,440
Total			983,014
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	31,000	32,640
03/15/2027	5.375%	140,000	149,643
Total			182,283
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	202,000	221,752
02/15/2025	6.000%	107,000	113,208
Berry Global, Inc.
10/15/2022	6.000%	145,000	153,968
07/15/2023	5.125%	120,000	125,413
Multi-Color Corp.(a),(d)
11/01/2025	4.875%	77,000	77,828
Novolex (a)
01/15/2025	6.875%	29,000	30,109
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	29,902
08/15/2025	6.375%	100,000	113,125
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	125,003
07/15/2024	7.000%	160,000	170,904
Total			1,161,212
Pharmaceuticals 0.8%
Allergan Funding SCS
03/15/2025	3.800%	180,000	186,820

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
06/15/2051	4.663%	200,000	219,183
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	19,000	19,709
Endo Dac/Finance LLC/Finco, Inc.(a),(l)
02/01/2025	6.000%	44,000	35,643
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	168,341
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	135,000	144,199
04/15/2025	6.125%	575,000	503,543
Total			1,277,438
Property & Casualty 1.2%
HUB International Ltd.(a)
10/01/2021	7.875%	321,000	334,065
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	885,000	945,076
08/01/2044	4.850%	10,000	10,879
Loews Corp.
04/01/2026	3.750%	585,000	606,997
Radian Group, Inc.
10/01/2024	4.500%	49,000	50,029
Total			1,947,046
Railroads 0.5%
CSX Corp.
11/01/2046	3.800%	545,000	523,776
Union Pacific Corp.
10/01/2051	3.799%	200,000	196,300
Total			720,076
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	128,000	128,496
10/15/2025	5.000%	96,000	97,950
1011778 BC ULC/New Red Finance, Inc.(a),(n)
10/15/2025	5.000%	82,000	83,255
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	151,000	159,552
06/01/2027	4.750%	11,000	11,342
McDonald’s Corp.
12/09/2045	4.875%	340,000	382,296
Total			862,891
Retailers 0.4%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	114,000	119,192
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cencosud SA(a)
02/12/2045	6.625%	200,000	218,637
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	81,000	81,961
L Brands, Inc.
11/01/2035	6.875%	68,000	66,417
Lithia Motors, Inc.(a)
08/01/2025	5.250%	16,000	16,612
Penske Automotive Group, Inc.
12/01/2024	5.375%	78,000	80,363
05/15/2026	5.500%	17,000	17,599
Total			600,781
Supermarkets 0.1%
Kroger Co. (The)
02/01/2047	4.450%	230,000	218,249
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	200,000	205,522
Technology 1.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	29,000	30,535
Camelot Finance SA(a)
10/15/2024	7.875%	58,000	62,416
CDK Global, Inc.(a)
06/01/2027	4.875%	40,000	41,058
Equinix, Inc.
01/15/2026	5.875%	258,000	283,156
05/15/2027	5.375%	60,000	65,017
First Data Corp.(a)
12/01/2023	7.000%	335,000	358,305
01/15/2024	5.750%	114,000	119,430
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	164,635
Informatica LLC(a)
07/15/2023	7.125%	52,000	52,514
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	37,845
PTC, Inc.
05/15/2024	6.000%	128,000	137,834
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	236,000	245,900
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	106,000	120,633
Symantec Corp.(a)
04/15/2025	5.000%	169,000	176,606

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		45,000	45,635
VeriSign, Inc.
04/01/2025	5.250%		233,000	251,617
07/15/2027	4.750%		30,000	30,893
Total				2,224,029
Transportation Services 0.9%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%		10,000	10,225
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		151,000	151,085
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	4,746,838	252,171
ERAC USA Finance LLC(a)
12/01/2026	3.300%		220,000	215,907
02/15/2045	4.500%		670,000	671,024
Hertz Corp. (The)(a)
06/01/2022	7.625%		89,000	91,665
Total				1,392,077
Wireless 1.4%
Comcel Trust(a)
02/06/2024	6.875%		202,000	215,087
SBA Communications Corp.
09/01/2024	4.875%		420,000	433,035
SFR Group SA(a)
05/15/2022	6.000%		120,000	125,399
05/15/2024	6.250%		214,000	226,012
05/01/2026	7.375%		141,000	152,362
Sprint Capital Corp.
11/15/2028	6.875%		35,000	39,199
Sprint Communications, Inc.(a)
03/01/2020	7.000%		60,000	65,654
Sprint Corp.
09/15/2023	7.875%		148,000	171,651
02/15/2025	7.625%		321,000	368,648
T-Mobile USA, Inc.
01/15/2026	6.500%		291,000	321,345
Wind Acquisition Finance SA(a)
04/23/2021	7.375%		41,000	42,636
Total				2,161,028
Wirelines 1.5%
AT&T, Inc.
06/15/2045	4.350%		900,000	820,975
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenturyLink, Inc.
04/01/2024	7.500%		162,000	167,728
04/01/2025	5.625%		130,000	124,533
Frontier Communications Corp.
09/15/2025	11.000%		275,000	233,431
Level 3 Communications, Inc.
12/01/2022	5.750%		135,000	139,388
Level 3 Financing, Inc.
01/15/2024	5.375%		49,000	50,220
03/15/2026	5.250%		103,000	105,687
Telecom Italia Capital SA
09/30/2034	6.000%		32,000	35,364
Telecom Italia SpA(a)
05/30/2024	5.303%		123,000	133,656
Verizon Communications, Inc.
03/15/2055	4.672%		385,000	366,432
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		258,000	273,357
Total				2,450,771
Total Corporate Bonds & Notes (Cost $64,948,315)				67,596,037

Foreign Government Obligations(k),(o) 11.4%

Argentina 0.7%
Argentine Republic Government International Bond
07/06/2028	6.625%		550,000	579,262
12/31/2033	8.280%		91,133	103,020
City of Buenos Aires Argentina(a)
06/01/2027	7.500%		250,000	276,682
Provincia de Cordoba(a)
08/01/2027	7.125%		200,000	209,542
Total				1,168,506
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		300,000	334,886
Brazil 1.2%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	4,000,000	1,328,068
Brazilian Government International Bond
01/07/2041	5.625%		150,000	151,488
Petrobras Global Finance BV
05/23/2026	8.750%		380,000	456,891
Total				1,936,447

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.7%
Canadian Government Bond
05/01/2019	0.750%	CAD	980,000	776,291
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		42,000	42,551
05/01/2025	5.000%		113,000	115,305
06/01/2027	5.250%		98,000	98,881
Total				1,033,028
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		575,000	584,638
Colombia 0.4%
Colombia Government International Bond
06/28/2027	9.850%	COP	1,500,000,000	637,751
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/2045	7.158%		357,000	384,929
Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%		425,000	485,525
Dominican Republic 0.9%
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	5,392,000	125,917
03/04/2022	10.375%	DOP	26,000,000	556,241
02/10/2023	14.500%	DOP	3,600,000	88,000
04/20/2027	8.625%		218,000	263,681
04/30/2044	7.450%		281,000	333,882
Total				1,367,721
Ecuador 0.1%
Ecuador Government International Bond(a)
12/13/2026	9.650%		200,000	210,607
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2022	6.125%		200,000	206,956
01/31/2027	7.500%		300,000	326,518
Total				533,474
El Salvador 0.0%
El Salvador Government International Bond(a)
01/18/2027	6.375%		65,000	64,270
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	227,220
01/19/2027	6.250%		150,000	161,529
Total				388,749
Indonesia 0.8%
Indonesia Government International Bond(a)
04/25/2022	3.750%		200,000	207,642
01/17/2038	7.750%		100,000	142,433
01/15/2045	5.125%		200,000	221,205
Majapahit Holding BV(a)
06/29/2037	7.875%		138,000	185,458
PT Pertamina Persero(a)
05/30/2044	6.450%		500,000	594,846
Total				1,351,584
Ivory Coast 0.3%
Ivory Coast Government International Bond(a),(l)
12/31/2032	5.750%		298,185	292,492
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		200,000	196,364
Total				488,856
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		200,000	246,603
Malaysia 0.1%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	79,097
Mexico 1.2%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,727
06/09/2022	6.500%	MXN	10,550,100	574,476
Pemex Finance Ltd.
11/15/2018	9.150%		96,875	101,488
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	13,008
03/13/2027	6.500%		100,000	110,760
Petroleos Mexicanos
01/23/2026	4.500%		102,000	101,753
08/04/2026	6.875%		350,000	398,495
11/12/2026	7.470%	MXN	4,700,000	233,874
06/15/2035	6.625%		100,000	107,886
01/23/2045	6.375%		200,000	204,118
Total				1,848,585

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Namibia 0.1%
Namibia International Bonds(a)
11/03/2021	5.500%		200,000	214,239
Netherlands 0.3%
Petrobras Global Finance BV(a)
01/27/2025	5.299%		222,000	221,804
01/27/2028	6.000%		259,000	259,008
Total				480,812
Pakistan 0.2%
Pakistan Government International Bond(a)
03/31/2036	7.875%		260,000	278,278
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		212,000	238,006
Peru 0.3%
Peruvian Government International Bond(a)
08/12/2028	6.350%	PEN	1,375,000	458,854
Russian Federation 0.7%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		426,000	434,595
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		225,000	229,955
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	23,000,000	388,163
Total				1,052,713
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%		200,000	213,521
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	207,508
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		398,000	424,460
Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%		776,000	833,275
01/14/2041	6.000%		200,000	205,490
Total				1,038,765
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%	100,000	104,384
09/01/2026	7.750%	200,000	205,882
Total			310,266
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%	70,000	71,704
Total Foreign Government Obligations (Cost $17,402,154)			18,134,382

Inflation-Indexed Bonds 2.9%

United States 2.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	1,570,234	1,570,642
07/15/2027	0.375%	240,170	237,869
02/15/2046	1.000%	2,851,411	2,895,355
Total			4,703,866
Total Inflation-Indexed Bonds (Cost $4,872,861)			4,703,866

Residential Mortgage-Backed Securities - Agency(p) 5.4%

Federal Home Loan Mortgage Corp.
10/01/2026	8.000%	35,622	37,084
Federal Home Loan Mortgage Corp.(b),(q)
CMO Series 2957 Class SW
1-month USD LIBOR + 6.000% 04/15/2035	4.766%	1,436,957	198,849
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.716%	3,830,501	806,861
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.716%	681,442	138,136
CMO Series 3761 Class KS
1-month USD LIBOR + 6.000% 06/15/2040	4.766%	1,642,722	113,761
Federal Home Loan Mortgage Corp.(q)
CMO Series 4120 Class AI
11/15/2039	3.500%	3,315,155	348,190
Federal Home Loan Mortgage Corp.(h),(q)
CMO Series 4620 Class AS
11/15/2042	1.632%	2,712,666	155,312
Federal National Mortgage Association(d)
10/17/2032	3.000%	1,000,000	1,027,500
Federal National Mortgage Association
05/01/2041	4.000%	185,148	193,560

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h),(j),(q)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,571,950	0
Federal National Mortgage Association(b),(q)
CMO Series 2010-135 Class MS
1-month USD LIBOR + 5.950% 12/25/2040	4.713%	1,011,929	151,613
CMO Series 2013-107 Class SB
1-month USD LIBOR + 5.950% 02/25/2043	4.713%	155,857	33,935
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.913%	684,458	130,104
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	4.763%	1,246,293	269,245
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.763%	1,707,798	333,340
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.763%	2,600,136	575,485
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.863%	441,713	78,132
Federal National Mortgage Association(q)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,952,199	217,310
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,992,855	399,060
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,221,927	421,245
Government National Mortgage Association(d)
10/23/2047	3.000%	2,000,000	2,027,812
Government National Mortgage Association(q)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	2,063,672	255,896
Government National Mortgage Association(b),(q)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.964%	849,128	196,766
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.844%	941,423	222,805
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.864%	472,453	108,989
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	4.844%	938,563	226,477
Total Residential Mortgage-Backed Securities - Agency (Cost $8,589,068)			8,667,467

Residential Mortgage-Backed Securities - Non-Agency 14.8%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	708,708	709,320
Banc of America Funding Trust(a),(c),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	485,823
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	480,000	480,000
Bayview Opportunity Master Fund IIIb Trust(a),(h)
CMO Series 2017-RN2 Class A1
04/28/2032	3.475%	615,842	619,627
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	703,611	701,792
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/2031	3.475%	470,504	472,177
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 9A2
07/26/2037	4.000%	412,533	412,004
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	1,413,290	1,413,405
CIM Trust(a)
CMO Series 2017-6 Class A1
09/25/2037	3.000%	932,511	925,455
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-2 Class 1A1
11/25/2037	3.389%	390,386	392,233
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	112,342	112,987
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	420,406	426,718
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	3.509%	2,310,142	2,262,022
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	182,008	186,802

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	344,034	343,355
CTS Corp.(a),(c)
Series 2015-6R Class 3A2
02/27/2036	3.750%	705,531	712,480
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/2046	4.000%	441,663	442,017
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	287,814	289,949
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	1,136,444	1,131,862
GCAT LLC(a)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	866,783	868,968
CMO Series 2017-3 Class A1
04/25/2047	3.352%	621,322	622,392
CMO Series 2017-4 Class A1
05/25/2022	3.228%	966,258	967,535
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	68,107	69,172
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	980,591	977,356
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	498,181	498,177
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.487%	775,531	802,913
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.987%	2,000,000	2,005,874
PNMAC GMSR Issuer Trust(a),(b),(c)
Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	1,200,000	1,203,000
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	373,329	373,441
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	507,758	504,711
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	768,877	771,029
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	837,150	838,331
Vericrest Opportunity Loan Transferee LXII LLC(a),(c)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	600,000	598,275
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $23,461,963)			23,621,202

Senior Loans 7.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(c),(r)
1st Lien Term Loan
3-month USD LIBOR + 8.000% 11/23/2020	8.000%	180,325	180,324
Aretec Group, Inc.(b),(r)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	0.000%	452,307	450,046
Total			630,370
Cable and Satellite 0.3%
Atlantic Broadband Finance, LLC(b),(n),(r)
Term Loan
3-month USD LIBOR + 2.375% 08/09/2024	0.000%	50,000	49,664
Encompass Digital Media, Inc.(b),(r)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	5.840%	426,708	404,306
Total			453,970
Chemicals 0.8%
ColourOz Investment 1 GmbH(b),(r)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.313%	70,206	68,276
ColourOz Investment 2 LLC(b),(r)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.313%	424,692	413,012

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HII Holding Corp.(b),(c),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/21/2020	9.833%	500,000	503,125
Kraton Polymers LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.000% 01/06/2022	4.235%	195,618	197,954
Total			1,182,367
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	125,259	120,171
Varsity Brands Holding Co.(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/10/2021	4.732%	97,250	97,898
Total			218,069
Electric 0.3%
Astoria Energy LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.240%	486,152	485,243
Environmental 0.2%
STI Infrastructure SARL(b),(c),(r)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	6.583%	339,230	320,573
Gaming 0.9%
Affinity Gaming(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	9.526%	1,000,000	1,010,000
Amaya Holdings BV(b),(r)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	4.833%	487,522	488,741
Total			1,498,741
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(r)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	104,420	112,414
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Leisure 0.1%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	8.490%	100,000	101,000
Media and Entertainment 0.0%
UFC Holdings LLC(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.737%	9,000	9,126
Oil Field Services 0.5%
Fieldwood Energy LLC(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	372,536	255,187
2nd Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	627,465	247,221
Term Loan
3-month USD LIBOR + 7.000% 08/31/2020	8.333%	275,952	241,458
Total			743,866
Other Industry 1.6%
Lightstone Holdco LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.735%	930,362	925,711
Tranche C Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.735%	57,971	57,681
Uber Technologies, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.237%	1,488,722	1,495,242
Total			2,478,634
Packaging 0.9%
Coveris Holdings SA(b),(r)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	5.583%	496,144	492,115
ProAmpac PG Borrower LLC(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/20/2023	5.283%	995,000	1,003,090
Total			1,495,205

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Retailers 0.7%
Academy Ltd.(b),(r)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.274%	563,832	379,887
Sports Authority, Inc. (The)(m),(r)
Tranche B Term Loan
11/16/2017	0.000%	619,565	24,783
Staples, Inc.(b),(n),(r)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	0.000%	775,000	771,265
Total			1,175,935
Technology 0.7%
Ancestry.com Operations, Inc.(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	27,339	27,715
Ascend Learning LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	14,000	14,056
Genesys Telecommunications Laboratories, Inc.(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	29,927	30,120
Hyland Software, Inc.(b),(r)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	997,494	1,006,012
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kronos, Inc.(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	44,000	45,359
Misys Ltd.(b),(r)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	17,400	17,680
Total			1,140,942
Total Senior Loans (Cost $13,026,496)			12,046,455

Options Purchased Calls 0.0%
Value ($)
(Cost $79,600)	52,874

Options Purchased Puts 0.1%

(Cost $162,750)	129,117

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(s),(t)	10,426,264	10,426,264
Total Money Market Funds (Cost $10,425,728)		10,426,264
Total Investments (Cost: $159,838,328)		162,566,960
Other Assets & Liabilities, Net		(3,073,361)
Net Assets		159,493,599

At September 30, 2017, securities and/or cash totaling $1,973,842 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
150,000 EUR	179,874 USD	BNP Paribas	10/27/2017	2,355	—
73,000 EUR	87,897 USD	Credit Suisse	10/20/2017	1,538	—
630,000 EUR	755,425 USD	Credit Suisse	10/27/2017	9,846	—
870,696 USD	6,909,000 SEK	Credit Suisse	10/27/2017	—	(21,272)
1,841,896,000 COP	634,558 USD	HSBC	10/20/2017	8,786	—
2,900,000 MXN	162,853 USD	Morgan Stanley	10/20/2017	4,057	—
3,915,000 BRL	1,249,880 USD	Standard Chartered	10/20/2017	16,792	—
Total				43,374	(21,272)

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	27	12/2017	EUR	3,692,727	—	(8,502)
U.S. Treasury 2-Year Note	47	12/2017	USD	10,157,734	—	(24,326)
U.S. Treasury 5-Year Note	204	12/2017	USD	24,042,608	—	(101,419)
Total					—	(134,247)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(23)	12/2017	EUR	(3,712,350)	26,648	—
Euro-Buxl 30-Year	(13)	12/2017	EUR	(2,149,578)	33,961	—
Euro-Schatz	(116)	12/2017	EUR	(13,027,211)	5,303	—
Long Gilt	(28)	12/2017	GBP	(3,533,403)	105,390	—
U.S. Treasury 10-Year Note	(147)	12/2017	USD	(18,517,918)	239,358	—
U.S. Ultra Bond	(71)	12/2017	USD	(11,918,255)	208,403	—
Total					619,063	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	4,000,000	4,000,000	2.15	08/2018	79,600	52,874

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	4,000,000	4,000,000	2.40	08/2018	78,000	88,549
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	7,500,000	7,500,000	2.30	05/2018	84,750	40,568
Total							162,750	129,117

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.377%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/01/2021	USD	7,500,000	(141,412)	20	—	—	(141,412)
Fixed rate of 1.335%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/09/2021	USD	7,000,000	(146,141)	49	—	—	(146,141)
Fixed rate of 1.728%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/17/2021	USD	7,400,000	(29,631)	51	—	—	(29,631)
Fixed rate of 6.450%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(37,959)	8	—	—	(37,959)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(29,470)	1	—	—	(29,470)
Fixed rate of 6.044%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(75,360)	—	—	—	(75,360)
3-Month USD LIBOR-BBA	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	900,000	30,424	25	—	30,424	—
3-Month USD LIBOR-BBA	Fixed rate of 1.980%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/21/2046	USD	1,486,880	178,377	24	—	178,377	—
3-Month USD LIBOR-BBA	Fixed rate of 2.086%	Receives Quarterly, Pays Semi annually	Morgan Stanley	11/09/2046	USD	1,413,376	137,460	31	—	137,460	—
Total							(113,712)	209	—	346,261	(459,973)

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	7,100,000	(7,560)	—	(546,639)	—	(7,560)
Markit iTraxx Europe Crossover Index, Series 25	Morgan Stanley	06/20/2022	5.000	Quarterly	EUR	2,000,000	(117,244)	—	(181,589)	—	(117,244)
Total							(124,804)	—	(728,228)	—	(124,804)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	6.769	USD	250,000	(37,852)	104	—	(31,419)	—	(6,329)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.248	USD	500,000	(55,454)	208	—	(44,652)	—	(10,594)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.758	USD	500,000	(59,805)	208	—	(58,394)	—	(1,203)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	250,000	(37,852)	104	—	(29,877)	—	(7,871)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	250,000	(37,852)	104	—	(25,962)	—	(11,786)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	250,000	(37,853)	104	—	(22,139)	—	(15,610)
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	750,000	(89,709)	313	—	(92,496)	3,100	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	500,000	(59,805)	208	—	(59,052)	—	(545)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	500,000	(59,806)	208	—	(56,221)	—	(3,377)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.769	USD	500,000	(75,705)	208	—	(75,651)	154	—
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.769	USD	400,000	(60,564)	167	—	(55,405)	—	(4,992)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.769	USD	400,000	(60,564)	167	—	(55,392)	—	(5,005)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	500,000	(75,705)	208	—	(71,843)	—	(3,654)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	100,000	(15,141)	42	—	(9,666)	—	(5,433)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	550,000	(83,275)	229	—	(33,031)	—	(50,015)
Total									2,582	—	(721,200)	3,254	(126,414)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $77,932,182, which represents 48.86% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $1,000,000, which represents 0.63% of net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Non-income producing investment.
(j)	Negligible market value.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $347,833, which represents 0.22% of net assets.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Principal and interest may not be guaranteed by the government.
(p)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2017:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
10/12/2047 3.000%	(8,000,000)	10/12/2047	(8,024,375)	(8,026,250)
Federal National Mortgage Association
10/12/2047 3.500%	(8,000,000)	10/12/2047	(8,250,000)	(8,247,187)
Total				(16,273,437)

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(s)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	9,664,515	45,743,069	(44,981,320)	10,426,264	(687)	536	50,806	10,426,264
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
PIK	Payment In Kind
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	8,421,557	2,999,903	—	11,421,460
Commercial Mortgage-Backed Securities - Non-Agency	—	5,148,228	—	—	5,148,228
Common Stocks
Financials	—	160,716	—	—	160,716
Utilities	190,264	268,628	—	—	458,892
Total Common Stocks	190,264	429,344	—	—	619,608
Corporate Bonds & Notes	—	67,596,037	—	—	67,596,037
Foreign Government Obligations	—	18,134,382	—	—	18,134,382
Inflation-Indexed Bonds	—	4,703,866	—	—	4,703,866
Residential Mortgage-Backed Securities - Agency	—	8,667,467	—	—	8,667,467
Residential Mortgage-Backed Securities - Non-Agency	—	17,812,837	5,808,365	—	23,621,202
Senior Loans	—	11,042,433	1,004,022	—	12,046,455
Options Purchased Calls	—	52,874	—	—	52,874
Options Purchased Puts	—	129,117	—	—	129,117
Money Market Funds	—	—	—	10,426,264	10,426,264
Total Investments	190,264	142,138,142	9,812,290	10,426,264	162,566,960
Forward Sale Commitments	—	(16,273,437)	—	—	(16,273,437)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	43,374	—	—	43,374
Futures Contracts	619,063	—	—	—	619,063
Swap Contracts	—	349,515	—	—	349,515
Liability
Forward Foreign Currency Exchange Contracts	—	(21,272)	—	—	(21,272)
Futures Contracts	(134,247)	—	—	—	(134,247)
Swap Contracts	—	(711,191)	—	—	(711,191)
Total	675,080	125,525,131	9,812,290	10,426,264	146,438,765
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Asset-Backed Securities — Non-Agency	711,874	(266)	—	(135,811)	2,424,106	—	—	—	2,999,903
Common Stocks	78,996	—	—	—	—	—	—	(78,996)	—
Foreign Government Obligations	128,504	—	—	—	—	—	—	(128,504)	—
Residential Mortgage-Backed Securities — Non-Agency	2,371,286	481	650	52,409	4,801,398	(311,154)	—	(1,106,705)	5,808,365
Senior Loans	1,152,736	648	977	33,568	—	(98,640)	472,973	(558,240)	1,004,022
Total	4,443,396	863	1,627	(49,834)	7,225,504	(409,794)	472,973	(1,872,445)	9,812,290
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $(49,590), which is comprised of Asset-Backed Securities — Non-Agency of $(135,811), Residential Mortgage-Backed Securities — Non-Agency of $52,409 and Senior Loans of $33,812.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock, senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 57.9%
	Shares	Value ($)
U.S. Large Cap 57.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,188,401	53,632,555
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	5,511,366	107,196,061
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	2,353,311	54,079,084
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,957,162	53,782,822
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	5,587,152	107,217,444
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,167,103	53,722,478
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,477,216	53,606,951
Total		483,237,395
Total Equity Funds (Cost $439,567,899)		483,237,395

Exchange-Traded Funds 6.8%

iShares Core U.S. Aggregate Bond ETF	282,000	30,904,380
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,000	727,380
SPDR S&P 500 ETF Trust	14,500	3,642,835
Vanguard Total Bond Market ETF	261,000	21,391,560
Total Exchange-Traded Funds (Cost $56,164,681)		56,666,155

Fixed-Income Funds 12.5%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	805,132	6,078,750
Investment Grade 11.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,006,844	20,750,772
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	643,474	6,074,394
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	481,531	4,979,026
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	587,778	6,077,622
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	1,817,948	20,106,504
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,651,524	18,001,612
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,833,598	19,399,470
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	278,398	2,806,249
Total		98,195,649
Total Fixed-Income Funds (Cost $104,228,374)		104,274,399

Residential Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/12/2047	3.500%	1,000,000	1,030,898
Total Residential Mortgage-Backed Securities - Agency (Cost $1,036,328)			1,030,898

Options Purchased Puts 0.6%
Value ($)
(Cost $9,503,717)	5,105,145

Money Market Funds 21.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(d)	175,688,785	175,688,785
Total Money Market Funds (Cost $175,686,559)		175,688,785
Total Investments (Cost: $786,187,558)		826,002,777
Other Assets & Liabilities, Net		8,568,120
Net Assets		834,570,897

At September 30, 2017, securities and/or cash totaling $8,683,560 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,823	12/2017	USD	229,342,515	4,827,394	—
S&P 500 Index	21	12/2017	USD	13,209,525	305,269	—
U.S. Long Bond	5	12/2017	USD	772,241	—	(11,016)
U.S. Treasury 10-Year Note	6	12/2017	USD	755,833	—	(5,416)
U.S. Treasury 2-Year Note	9	12/2017	USD	1,945,098	—	(1,561)
U.S. Treasury 5-Year Note	9	12/2017	USD	1,060,703	—	(3,530)
U.S. Ultra Bond	5	12/2017	USD	839,314	—	(13,969)
Total					5,132,663	(35,492)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	249,416,640	990	1,850.00	12/2018	6,289,513	2,732,400
S&P 500 Index	Deutsche Bank	USD	65,503,360	260	1,950.00	12/2018	1,391,791	943,800
S&P 500 Index	Deutsche Bank	USD	35,522,976	141	1,800.00	12/2018	606,729	337,695
S&P 500 Index	Deutsche Bank	USD	56,685,600	225	1,900.00	06/2019	1,215,684	1,091,250
Total							9,503,717	5,105,145
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	43,436,635	223,591,759	(91,339,609)	175,688,785	—	(1,551)	2,370	944,254	175,688,785
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	272,624	915,781	(4)	1,188,401	—	(1)	5,136,856	—	53,632,555
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	160,655	644,494	(17)	805,132	—	—	(75,707)	318,339	6,078,750
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	400,562	1,606,282	—	2,006,844	148,562	—	(146,164)	490,581	20,750,772
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	1,249,982	4,261,384	—	5,511,366	—	—	8,848,037	—	107,196,061
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	128,252	515,222	—	643,474	—	—	(39,251)	120,048	6,074,394
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	100,067	381,464	—	481,531	16,302	—	117,099	142,129	4,979,026
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	518,597	1,834,714	—	2,353,311	—	—	4,294,880	—	54,079,084
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	117,689	470,089	—	587,778	3,451	—	(25,692)	149,604	6,077,622
2	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	366,882	1,451,066	—	1,817,948	104,369	—	47,779	395,259	20,106,504
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	485,756	1,471,406	—	1,957,162	—	—	7,753,480	—	53,782,822
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,253,707	4,333,500	(55)	5,587,152	—	(2)	8,004,282	—	107,217,444
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	520,114	1,646,989	—	2,167,103	—	—	5,784,988	—	53,722,478
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	332,434	1,319,090	—	1,651,524	12,190	—	24,623	352,822	18,001,612
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	543,443	1,933,841	(68)	2,477,216	—	(12)	3,589,300	—	53,606,951
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	369,964	1,463,634	—	1,833,598	57,089	—	78,321	271,941	19,399,470
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	55,611	222,787	—	278,398	134	—	(5,543)	23,490	2,806,249
Total	50,312,974	248,063,502	(91,339,753)	207,036,723	342,097	(1,566)	43,389,658	3,208,467	763,200,579

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	483,237,395	483,237,395
Exchange-Traded Funds	56,666,155	—	—	—	56,666,155
Fixed-Income Funds	—	—	—	104,274,399	104,274,399
Residential Mortgage-Backed Securities - Agency	—	1,030,898	—	—	1,030,898
Options Purchased Puts	5,105,145	—	—	—	5,105,145
Money Market Funds	—	—	—	175,688,785	175,688,785
Total Investments	61,771,300	1,030,898	—	763,200,579	826,002,777
Derivatives
Asset
Futures Contracts	5,132,663	—	—	—	5,132,663
Liability
Futures Contracts	(35,492)	—	—	—	(35,492)
Total	66,868,471	1,030,898	—	763,200,579	831,099,948
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
4	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 44.4%
	Shares	Value ($)
U.S. Large Cap 44.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	633,400	28,585,351
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	2,942,539	57,232,385
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	1,246,323	28,640,516
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,043,077	28,663,754
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	2,982,653	57,237,108
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,154,757	28,626,431
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,321,398	28,595,047
Total		257,580,592
Total Equity Funds (Cost $236,220,859)		257,580,592

Exchange-Traded Funds 8.5%

iShares Core U.S. Aggregate Bond ETF	232,900	25,523,511
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,313	1,129,015
SPDR S&P 500 ETF Trust	7,600	1,909,348
Vanguard Total Bond Market ETF	252,310	20,679,328
Total Exchange-Traded Funds (Cost $48,809,808)		49,241,202

Fixed-Income Funds 25.8%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,151,952	8,697,240
Investment Grade 24.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,877,167	29,749,910
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	925,217	8,734,048
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	692,645	7,161,949
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	844,894	8,736,201
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	2,605,344	28,815,108
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,367,671	25,807,612
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,631,311	27,839,271
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	395,131	3,982,916
Total		140,827,015
Total Fixed-Income Funds (Cost $149,586,078)		149,524,255

Residential Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/12/2047	3.500%	1,000,000	1,030,898
10/12/2047	4.000%	450,000	473,801
Total Residential Mortgage-Backed Securities - Agency (Cost $1,511,693)			1,504,699

Options Purchased Puts 0.5%
Value ($)
(Cost $4,833,153)	2,733,235

Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(d)	114,721,829	114,721,829
Total Money Market Funds (Cost $114,720,413)		114,721,829
Total Investments (Cost: $555,682,004)		575,305,812
Other Assets & Liabilities, Net		4,070,569
Net Assets		579,376,381

At September 30, 2017, securities and/or cash totaling $4,942,208 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,041	12/2017	USD	130,963,005	2,735,376	—
S&P 500 Index	10	12/2017	USD	6,290,250	145,366	—
U.S. Long Bond	16	12/2017	USD	2,471,172	—	(37,868)
U.S. Treasury 10-Year Note	22	12/2017	USD	2,771,389	—	(25,947)
U.S. Treasury 2-Year Note	53	12/2017	USD	11,454,466	—	(26,205)
U.S. Treasury 5-Year Note	53	12/2017	USD	6,246,364	—	(38,366)
U.S. Ultra Bond	17	12/2017	USD	2,853,667	—	(50,081)
Total					2,880,742	(178,467)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	110,851,840	440	1,850.00	12/2018	2,795,339	1,214,400
S&P 500 Index	Deutsche Bank	USD	34,767,168	138	1,950.00	12/2018	738,720	500,940
S&P 500 Index	Deutsche Bank	USD	25,445,536	101	1,800.00	12/2018	434,607	241,895
S&P 500 Index	Deutsche Bank	USD	40,309,760	160	1,900.00	06/2019	864,487	776,000
Total							4,833,153	2,733,235
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	21,195,848	147,657,049	(54,131,068)	114,721,829	—	(497)	1,449	555,961	114,721,829
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	113,137	520,268	(5)	633,400	—	(1)	2,522,698	—	28,585,351
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	178,421	977,344	(3,813)	1,151,952	—	(1,773)	(105,874)	424,025	8,697,240
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	445,785	2,445,819	(14,437)	2,877,167	198,302	(5,030)	(214,048)	654,830	29,749,910
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	519,100	2,423,439	—	2,942,539	—	—	4,314,671	—	57,232,385
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	143,101	786,757	(4,641)	925,217	—	(835)	(55,753)	160,653	8,734,048
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	111,830	585,199	(4,384)	692,645	21,852	(1,817)	146,976	190,521	7,161,949
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	215,213	1,031,110	—	1,246,323	—	—	2,154,050	—	28,640,516
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	131,315	717,456	(3,877)	844,894	4,619	(1,228)	(41,464)	200,490	8,736,201
2	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	408,119	2,210,321	(13,096)	2,605,344	139,253	(4,041)	42,747	527,366	28,815,108
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	201,584	841,493	—	1,043,077	—	—	3,731,412	—	28,663,754
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	521,303	2,461,401	(51)	2,982,653	—	(2)	3,913,721	—	57,237,108
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	215,843	938,914	—	1,154,757	—	—	2,734,725	—	28,626,431
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	369,914	2,009,637	(11,880)	2,367,671	16,269	(3,072)	14,765	470,897	25,807,612
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	225,524	1,095,934	(60)	1,321,398	—	(7)	1,770,635	—	28,595,047
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	411,987	2,233,620	(14,296)	2,631,311	76,251	(2,829)	80,201	363,222	27,839,271
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	61,280	335,658	(1,807)	395,131	177	(163)	(8,185)	31,045	3,982,916
Total	25,469,304	169,271,419	(54,203,415)	140,537,308	456,723	(21,295)	21,002,726	3,579,010	521,826,676

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	257,580,592	257,580,592
Exchange-Traded Funds	49,241,202	—	—	—	49,241,202
Fixed-Income Funds	—	—	—	149,524,255	149,524,255
Residential Mortgage-Backed Securities - Agency	—	1,504,699	—	—	1,504,699
Options Purchased Puts	2,733,235	—	—	—	2,733,235
Money Market Funds	—	—	—	114,721,829	114,721,829
Total Investments	51,974,437	1,504,699	—	521,826,676	575,305,812
Derivatives
Asset
Futures Contracts	2,880,742	—	—	—	2,880,742
Liability
Futures Contracts	(178,467)	—	—	—	(178,467)
Total	54,676,712	1,504,699	—	521,826,676	578,008,087
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
4	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 31.2%
	Shares	Value ($)
U.S. Large Cap 31.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	51,685	2,332,548
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	239,548	4,659,206
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	101,582	2,334,361
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	84,974	2,335,080
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	242,899	4,661,239
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	94,147	2,333,895
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	107,806	2,332,913
Total		20,989,242
Total Equity Funds (Cost $19,048,089)		20,989,242

Exchange-Traded Funds 7.9%

iShares Core U.S. Aggregate Bond ETF	22,610	2,477,830
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,277	397,271
SPDR S&P 500 ETF Trust	1,950	489,898
Vanguard Total Bond Market ETF	24,060	1,971,958
Total Exchange-Traded Funds (Cost $5,265,981)		5,336,957

Fixed-Income Funds 39.2%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	202,951	1,532,277
Investment Grade 36.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	507,221	5,244,662
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	163,146	1,540,101
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	121,894	1,260,381
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	149,031	1,540,980
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	458,805	5,074,386
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	417,381	4,549,448
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	464,422	4,913,590
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	69,906	704,657
Total		24,828,205
Total Fixed-Income Funds (Cost $26,382,123)		26,360,482

Residential Mortgage-Backed Securities - Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/12/2047	3.500%	400,000	412,360
10/12/2047	4.000%	500,000	526,445
Total Residential Mortgage-Backed Securities - Agency (Cost $942,715)			938,805

Options Purchased Puts 0.4%
Value ($)
(Cost $391,814)	230,245

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(d)	13,948,940	13,948,940
Total Money Market Funds (Cost $13,948,732)		13,948,940
Total Investments (Cost: $65,979,454)		67,804,671
Other Assets & Liabilities, Net		(510,572)
Net Assets		67,294,099

At September 30, 2017, securities and/or cash totaling $435,120 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	95	12/2017	USD	11,951,475	263,757	—
U.S. Long Bond	6	12/2017	USD	926,690	—	(14,684)
U.S. Treasury 10-Year Note	7	12/2017	USD	881,806	—	(8,873)
U.S. Treasury 2-Year Note	7	12/2017	USD	1,512,854	—	(3,404)
U.S. Treasury 5-Year Note	8	12/2017	USD	942,847	—	(6,366)
U.S. Ultra Bond	5	12/2017	USD	839,314	—	(15,070)
Total					263,757	(48,397)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	7,558,080	30	1,850.00	12/2018	190,591	82,800
S&P 500 Index	Deutsche Bank	USD	3,023,232	12	1,950.00	12/2018	64,237	43,560
S&P 500 Index	Deutsche Bank	USD	3,275,168	13	1,800.00	12/2018	55,940	31,135
S&P 500 Index	Deutsche Bank	USD	3,779,040	15	1,900.00	06/2019	81,046	72,750
Total							391,814	230,245
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	3,844,399	18,236,623	(8,132,082)	13,948,940	—	(66)	230	62,872	13,948,940
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	16,317	44,356	(8,988)	51,685	—	8,712	208,668	—	2,332,548
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	55,590	180,565	(33,204)	202,951	—	(381)	(15,138)	73,784	1,532,277
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	138,984	455,987	(87,750)	507,221	34,526	(13,800)	(24,697)	114,011	5,244,662
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	74,739	206,017	(41,208)	239,548	—	15,825	362,176	—	4,659,206
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	44,652	145,909	(27,415)	163,146	—	(669)	(9,251)	27,997	1,540,101
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	34,781	110,482	(23,369)	121,894	3,794	(9,633)	33,777	33,076	1,260,381
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	31,039	88,279	(17,736)	101,582	—	8,210	181,757	—	2,334,361
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	40,974	133,421	(25,364)	149,031	805	(3,784)	(4,536)	34,938	1,540,980
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	127,341	410,700	(79,236)	458,805	24,219	(13,789)	18,337	91,720	5,074,386
2	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	29,074	71,770	(15,870)	84,974	—	7,755	304,867	—	2,335,080
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	74,850	208,543	(40,494)	242,899	—	14,711	332,682	—	4,661,239
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	31,130	80,110	(17,093)	94,147	—	5,104	229,063	—	2,333,895
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	115,324	373,987	(71,930)	417,381	2,832	(15,457)	15,241	81,976	4,549,448
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	32,527	93,442	(18,163)	107,806	—	7,560	148,807	—	2,332,913
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	128,596	416,741	(80,915)	464,422	13,291	(15,059)	25,090	63,313	4,913,590
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	19,173	62,375	(11,642)	69,906	31	(688)	(863)	5,424	704,657
Total	4,839,490	21,319,307	(8,732,459)	17,426,338	79,498	(5,449)	1,806,210	589,111	61,298,664

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	20,989,242	20,989,242
Exchange-Traded Funds	5,336,957	—	—	—	5,336,957
Fixed-Income Funds	—	—	—	26,360,482	26,360,482
Residential Mortgage-Backed Securities - Agency	—	938,805	—	—	938,805
Options Purchased Puts	230,245	—	—	—	230,245
Money Market Funds	—	—	—	13,948,940	13,948,940
Total Investments	5,567,202	938,805	—	61,298,664	67,804,671
Derivatives
Asset
Futures Contracts	263,757	—	—	—	263,757
Liability
Futures Contracts	(48,397)	—	—	—	(48,397)
Total	5,782,562	938,805	—	61,298,664	68,020,031
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 44.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.5%
Hotels, Restaurants & Leisure 1.5%
International Game Technology PLC(a)	22,421	550,436
Melco Resorts & Entertainment Ltd., ADR	23,411	564,673
Norwegian Cruise Line Holdings Ltd.(a),(b)	8,149	440,453
Royal Caribbean Cruises Ltd.(a)	10,305	1,221,555
Starbucks Corp.(a)	9,965	535,220
Yum China Holdings, Inc.(b)	15,400	615,538
Total		3,927,875
Household Durables 1.1%
Mohawk Industries, Inc.(a),(b)	8,211	2,032,305
Newell Brands, Inc.(a)	20,964	894,534
Total		2,926,839
Internet & Direct Marketing Retail 0.6%
Expedia, Inc.(a)	3,192	459,456
Liberty Interactive Corp., Class A(a),(b)	52,345	1,233,772
Total		1,693,228
Leisure Products 0.1%
Hasbro, Inc.(a)	3,350	327,195
Media 1.6%
Charter Communications, Inc., Class A(a),(b)	299	108,663
Comcast Corp., Class A(a)	44,206	1,701,047
DISH Network Corp., Class A(a),(b)	34,346	1,862,583
Liberty Global PLC, Class A(a),(b)	20,586	698,071
Total		4,370,364
Multiline Retail 0.3%
Dollar General Corp.(a)	7,987	647,346
Macy’s, Inc.(a)	6,500	141,830
Total		789,176
Specialty Retail 1.6%
Best Buy Co., Inc.(a)	7,500	427,200
Burlington Stores, Inc.(b)	5,200	496,392
Gap, Inc. (The)(a)	8,800	259,864
Home Depot, Inc. (The)(a)	13,109	2,144,108
Ulta Beauty, Inc.(a),(b)	4,944	1,117,641
Total		4,445,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
Canada Goose Holdings, Inc.(a),(b)	46,742	960,548
PVH Corp.(a)	4,616	581,893
Ralph Lauren Corp.(a)	5,300	467,937
Total		2,010,378
Total Consumer Discretionary		20,490,260
Consumer Staples 2.7%
Food & Staples Retailing 0.6%
CVS Health Corp.(a)	5,380	437,502
SYSCO Corp.(a)	19,167	1,034,060
Wal-Mart Stores, Inc.(a)	2,596	202,851
Total		1,674,413
Food Products 1.0%
Archer-Daniels-Midland Co.	10,900	463,359
ConAgra Foods, Inc.(a)	13,400	452,116
Lamb Weston Holdings, Inc.(a)	24,577	1,152,416
Pilgrim’s Pride Corp.(a),(b)	18,037	512,431
Total		2,580,322
Household Products 0.5%
Energizer Holdings, Inc.(a)	30,095	1,385,875
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A(a)	3,658	224,894
Tobacco 0.5%
Philip Morris International, Inc.(a)	12,852	1,426,700
Total Consumer Staples		7,292,204
Energy 2.1%
Energy Equipment & Services 0.6%
Patterson-UTI Energy, Inc.	24,046	503,523
TechnipFMC PLC(b)	16,504	460,792
Tenaris SA, ADR	19,276	545,703
Total		1,510,018
Oil, Gas & Consumable Fuels 1.5%
BP PLC, ADR	12,147	466,809
ConocoPhillips (a)	10,800	540,540
Continental Resources, Inc.(a),(b)	12,276	473,977
EOG Resources, Inc.(a)	4,791	463,481
Marathon Oil Corp.	38,100	516,636

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.(a)	20,400	541,824
RSP Permian, Inc.(a),(b)	14,138	489,034
Valero Energy Corp.(a)	6,800	523,124
World Fuel Services Corp.(a)	5,941	201,459
Total		4,216,884
Total Energy		5,726,902
Financials 7.7%
Banks 3.5%
Bank of America Corp.(a)	37,095	939,987
Bank of the Ozarks(a)	29,614	1,422,953
Citigroup, Inc.(a)	25,954	1,887,894
Citizens Financial Group, Inc.(a)	12,900	488,523
First Horizon National Corp.	78,318	1,499,790
PacWest Bancorp	14,810	748,053
Popular, Inc.(a)	11,100	398,934
Regions Financial Corp.(a)	30,700	467,561
Signature Bank(a),(b)	8,582	1,098,839
Zions Bancorporation(a)	10,200	481,236
Total		9,433,770
Capital Markets 0.8%
Bank of New York Mellon Corp. (The)(a)	18,517	981,771
Franklin Resources, Inc.	2,940	130,860
Lazard Ltd., Class A(a)	11,000	497,420
S&P Global, Inc.(a)	3,088	482,685
Total		2,092,736
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B(a),(b)	4,753	871,320
Insurance 2.4%
Aflac, Inc.(a)	19,503	1,587,349
Allstate Corp. (The)	2,200	202,202
Everest Re Group Ltd.(a)	2,965	677,177
Marsh & McLennan Companies, Inc.	22,183	1,859,157
Old Republic International Corp.(a)	23,600	464,684
Prudential Financial, Inc.	12,865	1,367,807
Unum Group	7,900	403,927
Total		6,562,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.7%
Radian Group, Inc.(a)	102,751	1,920,416
Total Financials		20,880,545
Health Care 4.5%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.(b)	7,506	1,053,017
Biogen, Inc.(b)	2,091	654,734
Puma Biotechnology, Inc.(a),(b)	4,780	572,405
TESARO, Inc.(a),(b)	6,485	837,214
Vertex Pharmaceuticals, Inc.(a),(b)	5,031	764,913
Total		3,882,283
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	7,700	483,175
Nevro Corp.(a),(b)	6,009	546,098
Quotient Ltd.(b)	91,800	452,574
STERIS PLC(a)	5,300	468,520
Varian Medical Systems, Inc.(a),(b)	3,040	304,182
Total		2,254,549
Health Care Providers & Services 1.5%
Centene Corp.(a),(b)	5,400	522,558
CIGNA Corp.(a)	6,383	1,193,238
Envision Healthcare Corp.(a),(b)	11,884	534,186
Express Scripts Holding Co.(a),(b)	7,400	468,568
Humana, Inc.(a)	4,323	1,053,212
WellCare Health Plans, Inc.(a),(b)	1,424	244,558
Total		4,016,320
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	3,800	243,960
Pharmaceuticals 0.7%
Allergan PLC(a)	4,861	996,262
Mallinckrodt PLC(a),(b)	13,455	502,813
Perrigo Co. PLC(a)	3,500	296,275
Total		1,795,350
Total Health Care		12,192,462

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.8%
Aerospace & Defense 1.0%
Boeing Co. (The)(a)	1,923	488,846
L3 Technologies, Inc.(a)	12,230	2,304,499
Total		2,793,345
Airlines 0.7%
American Airlines Group, Inc.	9,755	463,265
Copa Holdings SA, Class A(a)	2,070	257,777
Southwest Airlines Co.(a)	6,300	352,674
United Continental Holdings, Inc.(a),(b)	14,561	886,474
Total		1,960,190
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.(a)	34,800	487,548
Construction & Engineering 0.2%
Fluor Corp.(a)	11,600	488,360
Electrical Equipment —%
Rockwell Automation, Inc.(a)	150	26,732
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.(a)	22,115	2,217,913
Machinery 2.5%
Allison Transmission Holdings, Inc.	12,000	450,360
Crane Co.(a)	5,971	477,620
Cummins, Inc.(a)	7,399	1,243,254
Gardner Denver Holdings, Inc.(a),(b)	19,306	531,301
Graco, Inc.(a)	4,000	494,760
Ingersoll-Rand PLC(a)	5,200	463,684
REV Group, Inc.(a)	21,878	629,211
Snap-On, Inc.(a)	5,955	887,355
Toro Co. (The)(a)	6,300	390,978
Xylem, Inc.(a)	18,742	1,173,812
Total		6,742,335
Professional Services —%
Robert Half International, Inc.(a)	1,500	75,510
Road & Rail 0.2%
Union Pacific Corp.(a)	5,359	621,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
WW Grainger, Inc.(a)	2,950	530,262
Total Industrials		15,943,678
Information Technology 7.3%
Communications Equipment 0.3%
F5 Networks, Inc.(a),(b)	3,850	464,156
Juniper Networks, Inc.(a)	16,200	450,846
Total		915,002
Electronic Equipment, Instruments & Components 0.3%
Trimble Navigation Ltd.(b)	10,320	405,060
Zebra Technologies Corp., Class A(b)	4,114	446,698
Total		851,758
Internet Software & Services 1.0%
Akamai Technologies, Inc.(a),(b)	22,160	1,079,635
Alphabet, Inc., Class A(a),(b)	1,049	1,021,432
LogMeIn, Inc.(a)	1,700	187,085
VeriSign, Inc.(a),(b)	4,536	482,585
Total		2,770,737
IT Services 1.9%
Booz Allen Hamilton Holdings Corp.(a)	39,580	1,479,896
FleetCor Technologies, Inc.(a),(b)	7,931	1,227,481
MasterCard, Inc., Class A(a)	3,003	424,024
Visa, Inc., Class A(a)	18,137	1,908,738
Total		5,040,139
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Ltd.(a)	5,652	1,370,836
MACOM Technology Solutions Holdings, Inc.(a),(b)	25,324	1,129,704
Marvell Technology Group Ltd.(a)	29,200	522,680
Micron Technology, Inc.(a),(b)	15,055	592,113
Microsemi Corp.(a),(b)	7,300	375,804
ON Semiconductor Corp.(a),(b)	27,600	509,772
Total		4,500,909
Software 0.9%
Cadence Design Systems, Inc.(a),(b)	6,300	248,661
Electronic Arts, Inc.(a),(b)	9,076	1,071,512
Fortinet, Inc.(a),(b)	12,500	448,000
Microsoft Corp.	8,922	664,600
Total		2,432,773

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	9,227	1,422,065
Electronics for Imaging, Inc.(a),(b)	43,607	1,861,147
Total		3,283,212
Total Information Technology		19,794,530
Materials 2.1%
Chemicals 0.9%
Cabot Corp.(a)	4,922	274,648
DowDuPont, Inc.	16,042	1,110,588
LyondellBasell Industries NV, Class A(a)	5,200	515,060
PPG Industries, Inc.(a)	4,190	455,285
Total		2,355,581
Construction Materials 0.1%
Eagle Materials, Inc.(a)	2,700	288,090
Containers & Packaging 0.9%
Berry Global Group, Inc.(b)	4,000	226,600
International Paper Co.(a)	33,698	1,914,720
Packaging Corp. of America(a)	4,167	477,872
Total		2,619,192
Metals & Mining 0.2%
Tahoe Resources, Inc.(a)	97,320	512,876
Paper & Forest Products —%
Domtar Corp.(a)	1,000	43,390
Total Materials		5,819,129
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Homes 4 Rent, Class A	19,425	421,717
American Tower Corp.	2,950	403,206
CoreCivic, Inc.(a)	18,600	497,922
Coresite Realty Corp.(a)	7,288	815,527
Equinix, Inc.	987	440,498
Equity LifeStyle Properties, Inc.(a)	23,034	1,959,733
Park Hotels & Resorts, Inc.(a)	17,500	482,300
SBA Communications Corp.(a),(b)	3,350	482,567
Total		5,503,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
Realogy Holdings Corp.	11,380	374,971
Total Real Estate		5,878,441
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
BCE, Inc.(a)	40,034	1,874,792
Total Telecommunication Services		1,874,792
Utilities 2.3%
Electric Utilities 1.5%
American Electric Power Co., Inc.(a)	30,054	2,110,993
Xcel Energy, Inc.(a)	40,339	1,908,841
Total		4,019,834
Multi-Utilities 0.8%
NiSource, Inc.(a)	85,788	2,195,315
Total Utilities		6,215,149
Total Common Stocks (Cost $117,558,402)		122,108,092

Corporate Bonds & Notes 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 6.2%
Bank of America Corp.(c)
12/31/2049	8.125%	1,285,000	1,323,923
Junior Subordinated
12/31/2049	8.000%	900,000	912,818
BankBoston Capital Trust IV(d)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.917%	405,000	381,120
Citigroup, Inc.(c)
Junior Subordinated
12/31/2049	5.800%	1,295,000	1,345,901
First Maryland Capital I(d)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.304%	118,000	111,455
Huntington Capital Trust I(d)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.011%	190,000	171,265
JPMorgan Chase & Co.(c)
Junior Subordinated
04/29/2049	7.900%	1,300,000	1,337,114
12/31/2049	5.300%	1,310,000	1,364,703

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Capital XXI(d)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.261%	1,098,000	1,007,464
KeyCorp Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	1,545,000	1,454,815
MBNA Capital B(d)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	8,000	7,577
NTC Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.824%	481,000	449,552
NTC Capital II(d)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.894%	360,000	335,728
Royal Bank of Scotland Group PLC(d)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	1,195,000	1,201,877
State Street Corp.(d)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	1,485,000	1,357,574
SunTrust Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	814,000	761,043
SunTrust Capital III(d)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	757,000	692,381
Wachovia Capital Trust II(d)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.804%	1,440,000	1,348,052
Wells Fargo & Co.(c)
Junior Subordinated
03/29/2049	7.980%	1,290,000	1,322,282
Total			16,886,644
Cable and Satellite 0.6%
NBCUniversal Enterprise Inc.(e)
Junior Subordinated
12/31/2049	5.250%	1,645,000	1,744,608
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
General Electric Co.(c)
Junior Subordinated
12/31/2049	5.000%	1,370,000	1,444,196
Electric 0.5%
NextEra Energy Capital Holdings, Inc.(d)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	1,337,000	1,338,036
Life Insurance 0.5%
Genworth Holdings, Inc.
05/22/2018	6.515%	1,335,000	1,344,632
Midstream 1.0%
Enterprise Products Operating LLC(d)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.018%	1,355,000	1,357,122
Enterprise Products Operating LLC(c)
Junior Subordinated
08/16/2077	5.250%	1,460,000	1,474,159
Total			2,831,281
Oil Field Services 1.1%
Noble Holding International Ltd.(c)
03/16/2018	6.000%	2,820,000	2,843,970
Property & Casualty 0.4%
Chubb Corp. (The)(d)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.554%	1,030,000	1,024,190
Transportation Services 0.4%
Hertz Corp. (The)
04/15/2019	6.750%	1,030,000	1,029,975
Total Corporate Bonds & Notes (Cost $30,509,773)			30,487,532

Exchange-Traded Funds 13.4%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	188,590	4,386,603
iShares iBoxx $ High Yield Corporate Bond ETF	82,670	7,337,789
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,891	4,593,526
iShares JPMorgan USD Emerging Markets Bond ETF	32,066	3,733,124
iShares TIPS Bond ETF	80,617	9,156,479

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Exchange-Traded Funds (continued)
	Shares	Value ($)
Vanguard Mortgage-Backed Securities ETF	57,904	3,056,173
Vanguard REIT ETF	51,018	4,239,086
Total Exchange-Traded Funds (Cost $36,092,551)		36,502,780

Money Market Funds 51.4%

Columbia Short-Term Cash Fund, 1.177%(f),(g)	140,013,254	140,013,254
Total Money Market Funds (Cost $140,013,018)		140,013,254
Total Investments (Cost $324,173,744)		329,111,658

Investments Sold Short (45.0)

Common Stocks (45.0)%
Issuer	Shares	Value ($)
Consumer Discretionary (7.7)%
Auto Components (0.6)%
Autoliv, Inc.	(12,591)	(1,556,248)
Automobiles (0.1)%
Tesla Motors, Inc.(b)	(1,245)	(424,669)
Distributors (0.1)%
Genuine Parts Co.	(4,523)	(432,625)
Hotels, Restaurants & Leisure (2.3)%
Carnival Corp.	(6,705)	(432,942)
Cheesecake Factory, Inc. (The)	(6,246)	(263,082)
Chipotle Mexican Grill, Inc.(b)	(675)	(207,785)
Darden Restaurants, Inc.	(3,848)	(303,145)
Dunkin’ Brands Group, Inc.	(16,153)	(857,401)
Hyatt Hotels Corp., Class A(b)	(18,575)	(1,147,749)
Las Vegas Sands Corp.	(19,638)	(1,259,974)
Marriott International, Inc., Class A	(10,361)	(1,142,404)
MGM Resorts International	(740)	(24,117)
Starbucks Corp.	(6,300)	(338,373)
Vail Resorts, Inc.	(1,600)	(364,992)
Total		(6,341,964)
Internet & Direct Marketing Retail (0.2)%
Amazon.com, Inc.(b)	(120)	(115,362)
Netflix, Inc.(b)	(2,054)	(372,493)
Total		(487,855)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products (0.1)%
Mattel, Inc.	(23,220)	(359,446)
Media (1.1)%
Madison Square Garden Co. (The), Class A(b)	(525)	(112,402)
New York Times Co. (The)	(49,657)	(973,277)
Pearson PLC	(80,615)	(656,206)
Walt Disney Co. (The)	(7,905)	(779,196)
WPP PLC, ADR	(4,066)	(377,325)
Total		(2,898,406)
Multiline Retail (0.3)%
Target Corp.	(14,317)	(844,846)
Specialty Retail (1.9)%
Advance Auto Parts, Inc.	(250)	(24,800)
Best Buy Co., Inc.	(7,675)	(437,168)
CarMax, Inc.(b)	(5,409)	(410,056)
DSW, Inc., Class A	(38,426)	(825,391)
Murphy USA, Inc.(b)	(4,800)	(331,200)
Penske Automotive Group, Inc.	(8,600)	(409,102)
Tiffany & Co.	(3,431)	(314,897)
Tractor Supply Co.	(29,603)	(1,873,574)
Urban Outfitters, Inc.(b)	(20,011)	(478,263)
Total		(5,104,451)
Textiles, Apparel & Luxury Goods (1.0)%
Michael Kors Holdings Ltd.(b)	(14,916)	(713,730)
Nike, Inc., Class B	(10,381)	(538,255)
Ralph Lauren Corp.	(7,624)	(673,123)
Under Armour, Inc., Class C(b)	(49,233)	(739,480)
Total		(2,664,588)
Total Consumer Discretionary		(21,115,098)
Consumer Staples (2.5)%
Beverages (1.1)%
Brown-Forman Corp., Class B	(16,665)	(904,909)
Coca-Cola Co. (The)	(29,298)	(1,318,703)
Constellation Brands, Inc., Class A	(1,584)	(315,929)
Monster Beverage Corp.(b)	(6,551)	(361,943)
Total		(2,901,484)

6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(3,200)	(350,240)
Rite Aid Corp.(b)	(155,190)	(304,173)
Total		(654,413)
Food Products (0.7)%
ConAgra Foods, Inc.	(20,596)	(694,909)
Hain Celestial Group, Inc. (The)(b)	(8,700)	(358,005)
Kraft Heinz Co. (The)	(4,520)	(350,526)
McCormick & Co., Inc.	(4,977)	(510,839)
Total		(1,914,279)
Household Products (0.3)%
Clorox Co. (The)	(5,300)	(699,123)
Personal Products (0.2)%
Coty, Inc., Class A	(20,983)	(346,849)
Estee Lauder Companies, Inc. (The), Class A	(2,400)	(258,816)
Total		(605,665)
Total Consumer Staples		(6,774,964)
Energy (2.1)%
Energy Equipment & Services (0.6)%
Frank’s International NV	(40,099)	(309,564)
National Oilwell Varco, Inc.	(16,027)	(572,645)
Oceaneering International, Inc.	(17,079)	(448,666)
Schlumberger Ltd.	(4,616)	(322,012)
Total		(1,652,887)
Oil, Gas & Consumable Fuels (1.5)%
Apache Corp.	(13,165)	(602,957)
Cheniere Energy, Inc.(b)	(8,343)	(375,769)
Diamondback Energy, Inc.(b)	(590)	(57,796)
Extraction Oil & Gas, Inc.(b)	(28,410)	(437,230)
Gulfport Energy Corp.(b)	(27,300)	(391,482)
Marathon Oil Corp.	(46,466)	(630,079)
Murphy Oil Corp.	(17,271)	(458,718)
ONEOK, Inc.	(6,270)	(347,420)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Parsley Energy, Inc.(b)	(14,200)	(374,028)
RSP Permian, Inc.(b)	(10,800)	(373,572)
Total		(4,049,051)
Total Energy		(5,701,938)
Financials (7.9)%
Banks (3.6)%
Bank of the Ozarks	(8,100)	(389,205)
Cullen/Frost Bankers, Inc.	(15,148)	(1,437,848)
East West Bancorp, Inc.	(23,819)	(1,423,900)
Fifth Third Bancorp	(38,866)	(1,087,471)
First Republic Bank	(3,400)	(355,164)
FNB Corp.	(16,900)	(237,107)
M&T Bank Corp.	(7,844)	(1,263,198)
Pinnacle Financial Partners, Inc.	(5,600)	(374,920)
Prosperity Bancshares, Inc.	(5,200)	(341,796)
Regions Financial Corp.	(75,794)	(1,154,342)
Signature Bank(b)	(2,550)	(326,502)
Toronto-Dominion Bank (The)	(26,251)	(1,477,144)
Total		(9,868,597)
Capital Markets (2.5)%
Affiliated Managers Group, Inc.	(1,750)	(332,203)
CBOE Holdings, Inc.	(3,348)	(360,345)
Charles Schwab Corp. (The)	(8,000)	(349,920)
Cme Group, Inc.	(11,015)	(1,494,515)
Factset Research Systems, Inc.	(5,610)	(1,010,417)
Franklin Resources, Inc.	(28,816)	(1,282,600)
Interactive Brokers Group, Inc., Class A	(2,890)	(130,166)
IntercontinentalExchange Group, Inc.	(3,500)	(240,450)
Moody’s Corp.	(900)	(125,289)
State Street Corp.	(5,435)	(519,260)
Thomson Reuters Corp.	(18,380)	(843,274)
Total		(6,688,439)
Insurance (1.2)%
Alleghany Corp.(b)	(570)	(315,786)
Aon PLC	(8,659)	(1,265,080)
Cincinnati Financial Corp.	(4,300)	(329,251)
Markel Corp.(b)	(327)	(349,229)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.	(6,927)	(445,683)
Willis Towers Watson PLC	(4,163)	(642,059)
Total		(3,347,088)
Thrifts & Mortgage Finance (0.6)%
Essent Group Ltd.(b)	(28,326)	(1,147,203)
TFS Financial Corp.	(22,183)	(357,812)
Total		(1,505,015)
Total Financials		(21,409,139)
Health Care (4.5)%
Biotechnology (1.0)%
Alkermes PLC(b)	(12,640)	(642,618)
Amgen, Inc.	(6,032)	(1,124,666)
Avexis, Inc.(b)	(5,665)	(547,975)
Portola Pharmaceuticals, Inc.(b)	(7,598)	(410,520)
Total		(2,725,779)
Health Care Equipment & Supplies (0.9)%
ABIOMED, Inc.(b)	(2,216)	(373,618)
Align Technology, Inc.(b)	(1,130)	(210,485)
Becton Dickinson and Co.	(2,562)	(502,024)
Boston Scientific Corp.(b)	(13,000)	(379,210)
Dexcom, Inc.(b)	(5,230)	(255,878)
Hologic, Inc.(b)	(9,500)	(348,555)
Stryker Corp.	(2,106)	(299,094)
Total		(2,368,864)
Health Care Providers & Services (0.4)%
Aetna, Inc.	(2,200)	(349,822)
Laboratory Corp. of America Holdings(b)	(150)	(22,646)
Lifepoint Hospitals, Inc.(b)	(7,033)	(407,211)
Mednax, Inc.(b)	(820)	(35,358)
Universal Health Services, Inc., Class B	(3,200)	(355,008)
Total		(1,170,045)
Health Care Technology (0.7)%
athenahealth, Inc.(b)	(220)	(27,359)
Cerner Corp.(b)	(25,288)	(1,803,540)
Total		(1,830,899)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services (0.5)%
Bio-Techne Corp.	(2,500)	(302,225)
Quintiles IMS Holdings, Inc.(b)	(10,686)	(1,015,918)
Total		(1,318,143)
Pharmaceuticals (1.0)%
Johnson & Johnson	(4,594)	(597,266)
Mylan NV(b)	(17,365)	(544,740)
Novartis AG, ADR	(7,510)	(644,733)
Zoetis, Inc.	(14,580)	(929,621)
Total		(2,716,360)
Total Health Care		(12,130,090)
Industrials (6.1)%
Aerospace & Defense (0.3)%
BWX Technologies, Inc.	(5,300)	(296,906)
Northrop Grumman Corp.	(425)	(122,281)
Wesco Aircraft Holdings, Inc.(b)	(45,246)	(425,312)
Total		(844,499)
Air Freight & Logistics (0.8)%
C.H. Robinson Worldwide, Inc.	(4,745)	(361,094)
Fedex Corp.	(770)	(173,697)
United Parcel Service-cl B	(11,977)	(1,438,318)
XPO Logistics, Inc.(b)	(2,100)	(142,338)
Total		(2,115,447)
Airlines (0.1)%
Spirit Airlines, Inc.(b)	(10,551)	(352,509)
Building Products (0.8)%
AO Smith Corp.	(6,300)	(374,409)
Armstrong World Industries, Inc.(b)	(29,634)	(1,518,742)
Johnson Controls International PLC	(8,664)	(349,073)
Total		(2,242,224)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(6,377)	(361,576)
Construction & Engineering (0.2)%
Quanta Services, Inc.(b)	(9,800)	(366,226)

8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment (0.5)%
Acuity Brands, Inc.	(1,750)	(299,740)
Emerson Electric Co.	(17,775)	(1,116,981)
Total		(1,416,721)
Industrial Conglomerates (1.1)%
3M Co.	(6,363)	(1,335,594)
General Electric Co.	(10,330)	(249,779)
Roper Technologies, Inc.	(5,710)	(1,389,814)
Total		(2,975,187)
Machinery (1.1)%
Deere & Co.	(2,500)	(313,975)
Kennametal, Inc.	(36,529)	(1,473,580)
PACCAR, Inc.	(5,000)	(361,700)
Stanley Black & Decker, Inc.	(2,450)	(369,876)
Wabtec Corp.	(4,900)	(371,175)
Total		(2,890,306)
Marine (0.2)%
Kirby Corp.(b)	(5,530)	(364,704)
Professional Services (0.5)%
IHS Markit Ltd.(b)	(2,000)	(88,160)
Verisk Analytics, Inc.(b)	(15,730)	(1,308,579)
Total		(1,396,739)
Road & Rail (0.3)%
Heartland Express, Inc.	(32,851)	(823,903)
Trading Companies & Distributors (0.1)%
Air Lease Corp.	(7,999)	(340,917)
Total Industrials		(16,490,958)
Information Technology (7.5)%
Communications Equipment (0.3)%
CommScope Holding Co., Inc.(b)	(7,200)	(239,112)
EchoStar Corp., Class A(b)	(3,369)	(192,808)
Harris Corp.	(2,950)	(388,456)
Total		(820,376)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components (0.9)%
Arrow Electronics, Inc.(b)	(1,500)	(120,615)
Avnet, Inc.	(9,211)	(361,992)
National Instruments Corp.	(17,133)	(722,499)
Vishay Intertechnology, Inc.	(74,277)	(1,396,408)
Total		(2,601,514)
Internet Software & Services (0.1)%
Zillow Group, Inc., Class A(b)	(7,166)	(287,715)
IT Services (1.7)%
Automatic Data Processing, Inc.	(5,983)	(654,061)
DST Systems, Inc.	(4,900)	(268,912)
Euronet Worldwide, Inc.(b)	(3,438)	(325,888)
Global Payments, Inc.	(1,200)	(114,036)
International Business Machines Corp.	(2,132)	(309,310)
Jack Henry & Associates, Inc.	(3,921)	(403,040)
Paychex, Inc.	(23,456)	(1,406,422)
Teradata Corp.(b)	(21,520)	(727,161)
Wex, Inc.(b)	(3,400)	(381,548)
Total		(4,590,378)
Semiconductors & Semiconductor Equipment (1.9)%
Advanced Micro Devices, Inc.(b)	(28,500)	(363,375)
Cavium, Inc.(b)	(5,600)	(369,264)
Cypress Semiconductor Corp.	(80,073)	(1,202,697)
Intel Corp.	(38,701)	(1,473,734)
Nvidia Corp.	(2,000)	(357,540)
NXP Semiconductors NV(b)	(2,857)	(323,098)
QUALCOMM, Inc.	(18,949)	(982,316)
Total		(5,072,024)
Software (1.4)%
Autodesk, Inc.(b)	(2,050)	(230,133)
CA, Inc.	(24,648)	(822,750)
Citrix Systems, Inc.(b)	(11,644)	(894,492)
FireEye, Inc.(b)	(24,200)	(405,834)
Intuit, Inc.	(6,530)	(928,174)
Micro Focus International PLC, ADR(b)	(1)	(17)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
PTC, Inc.(b)	(6,400)	(360,192)
Ultimate Software Group, Inc.(b)	(1,330)	(252,168)
Total		(3,893,760)
Technology Hardware, Storage & Peripherals (1.2)%
HP, Inc.	(41,627)	(830,875)
NetApp, Inc.	(32,024)	(1,401,370)
Xerox Corp.	(31,659)	(1,053,928)
Total		(3,286,173)
Total Information Technology		(20,551,940)
Materials (2.2)%
Chemicals (1.3)%
Albemarle Corp.	(3,000)	(408,930)
Ecolab, Inc.	(9,990)	(1,284,814)
International Flavors & Fragrances, Inc.	(10,101)	(1,443,534)
WR Grace & Co.	(5,129)	(370,057)
Total		(3,507,335)
Construction Materials (0.1)%
Vulcan Materials Co.	(3,065)	(366,574)
Containers & Packaging (0.6)%
AptarGroup, Inc.	(5,830)	(503,187)
Ball Corp.	(8,900)	(367,570)
Sealed Air Corp.	(8,300)	(354,576)
Sonoco Products Co.	(6,296)	(317,633)
Total		(1,542,966)
Metals & Mining (0.2)%
Royal Gold, Inc.	(4,100)	(352,764)
Southern Copper Corp.	(2,700)	(107,352)
Total		(460,116)
Total Materials		(5,876,991)
Real Estate (1.9)%
Equity Real Estate Investment Trusts (REITS) (1.9)%
Equinix, Inc.	(820)	(365,966)
Federal Realty Investment Trust	(2,600)	(322,946)
Healthcare Trust of America, Inc., Class A	(11,700)	(348,660)
Kimco Realty Corp.	(66,209)	(1,294,386)
Life Storage, Inc.	(8,698)	(711,584)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	(6,330)	(347,960)
Pennsylvania Real Estate Investment Trust	(43,777)	(459,221)
Realty Income Corp.	(6,090)	(348,287)
Regency Centers Corp.	(5,630)	(349,285)
STORE Capital Corp.	(7,430)	(184,784)
Welltower, Inc.	(8,069)	(567,089)
Total		(5,300,168)
Total Real Estate		(5,300,168)
Telecommunication Services (0.5)%
Diversified Telecommunication Services (0.4)%
Telefonica SA, ADR	(76,812)	(828,801)
Verizon Communications, Inc.	(7,128)	(352,765)
Total		(1,181,566)
Wireless Telecommunication Services (0.1)%
Rogers Communications, Inc.	(5,975)	(307,952)
Total Telecommunication Services		(1,489,518)
Utilities (2.1)%
Electric Utilities (0.2)%
Southern Co. (The)	(13,950)	(685,503)
Multi-Utilities (1.4)%
Consolidated Edison, Inc.	(16,187)	(1,305,967)
Dominion Energy, Inc.	(17,292)	(1,330,274)
Sempra Energy	(7,081)	(808,155)
WEC Energy Group, Inc.	(4,945)	(310,447)
Total		(3,754,843)
Water Utilities (0.5)%
Aqua America, Inc.	(39,765)	(1,319,800)
Total Utilities		(5,760,146)
Total Common Stocks (Proceeds $117,869,569)		(122,600,950)
Total Investments Sold Short (Proceeds $117,869,569)		(122,600,950)
Total Investments, Net of Investments Sold Short		206,510,708
Other Assets & Liabilities, Net		66,057,013
Net Assets		272,567,721

10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
At September 30, 2017, securities and/or cash totaling $162,936,805 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,390,000 GBP	8,677,308 USD	BNP Paribas	10/18/2017	110,399	—
1,200,000 GBP	1,605,384 USD	BNP Paribas	11/10/2017	—	(4,581)
2,180,685 USD	2,100,000 CHF	BNP Paribas	11/10/2017	—	(6,520)
1,668,954 USD	1,400,000 EUR	BNP Paribas	11/10/2017	—	(10,844)
1,224,902 USD	9,700,000 NOK	BNP Paribas	11/10/2017	—	(5,966)
1,347,894 USD	10,800,000 SEK	BNP Paribas	11/10/2017	—	(19,044)
243,109,000 SEK	30,421,698 USD	Citi	10/18/2017	548,109	—
8,791,645 USD	69,793,000 SEK	Citi	10/18/2017	—	(215,379)
16,134,000 AUD	12,888,485 USD	Credit Suisse	10/18/2017	235,478	—
12,979,480 USD	16,134,000 AUD	Credit Suisse	10/18/2017	—	(326,474)
940,118,000 JPY	8,656,911 USD	Deutsche Bank	10/18/2017	295,828	—
21,487,908 USD	2,394,878,000 JPY	Deutsche Bank	10/18/2017	—	(188,694)
93,000 NZD	67,675 USD	HSBC	10/18/2017	522	—
21,648,714 USD	29,797,000 NZD	HSBC	10/18/2017	—	(133,041)
33,558,000 NOK	4,298,306 USD	Morgan Stanley	10/18/2017	83,417	—
12,929,468 USD	101,079,000 NOK	Morgan Stanley	10/18/2017	—	(233,930)
18,060,000 EUR	21,658,193 USD	Standard Chartered	10/18/2017	295,472	—
8,505,337 USD	7,145,000 EUR	Standard Chartered	10/18/2017	—	(53,695)
Total				1,569,225	(1,198,168)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	69	12/2017	JPY	1,041,392,511	—	(39,474)
3-Month Euro Euribor	36	12/2017	EUR	9,029,250	984	—
90-Day Sterling	64	12/2017	GBP	7,957,600	—	(20,444)
Canadian Government 10-Year Bond	15	12/2017	CAD	2,049,565	—	(32,648)
EURO STOXX 50	54	12/2017	EUR	1,931,040	54,882	—
Euro-Bund	56	12/2017	EUR	9,038,766	—	(93,566)
FTSE 100 Index	12	12/2017	GBP	879,540	—	(8,392)
FTSE 100 Index	16	12/2017	GBP	1,172,720	—	(11,189)
FTSE/MIB Index	5	12/2017	EUR	565,800	16,826	—
Hang Seng Index	6	10/2017	HKD	8,254,500	5,476	—
Long Gilt	39	12/2017	GBP	4,921,526	—	(172,231)
MSCI Emerging Markets Index	63	12/2017	USD	3,431,295	—	(5,816)
MSCI Emerging Markets Index	55	12/2017	USD	2,995,575	—	(5,916)
S&P 500 E-mini	105	12/2017	USD	13,209,525	269,065	—
S&P 500 E-mini	15	12/2017	USD	1,887,075	43,575	—
S&P/TSE 60 Index	18	12/2017	CAD	3,307,320	130,580	—
SPI 200 Index	12	12/2017	AUD	1,700,400	—	(10,507)
TOPIX Index	23	12/2017	JPY	385,250,000	200,756	—
TOPIX Index	15	12/2017	JPY	251,250,000	139,974	—
U.S. Treasury 10-Year Note	41	12/2017	USD	5,164,861	—	(54,535)
U.S. Treasury 5-Year Note	65	12/2017	USD	7,660,635	—	(55,475)
Total					862,118	(510,193)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(52)	12/2017	AUD	(6,606,177)	105,746	—
EURO STOXX 50	(54)	12/2017	EUR	(1,931,040)	—	(55,770)
FTSE 100 Index	(29)	12/2017	GBP	(2,125,555)	21,767	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	(23)	12/2017	USD	(2,893,515)	—	(60,145)
S&P/TSE 60 Index	(2)	12/2017	CAD	(367,480)	—	(14,459)
Total					127,513	(130,374)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month GBP LIBOR	Fixed rate of 1.097%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	GBP	4,848,000	192,052	—	—	192,052	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	9,556,000	126,991	—	—	126,991	—
Fixed rate of 2.770%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/07/2027	AUD	28,795,000	(401,485)	134	—	—	(401,485)
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	47,488,000	1,104,863	261	—	1,104,863	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	259,538,000	(16,753)	—	—	—	(16,753)
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	27,629,000	(393,051)	—	—	—	(393,051)
Total							612,617	395	—	1,423,906	(811,289)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs Group, Inc.	Barclays	06/20/2022	1.000	Quarterly	USD	2,324,455	(43,672)	(645)	—	(29,963)	—	(14,354)
Weyerhaeuser Co.	Barclays	06/20/2022	1.000	Quarterly	USD	775,000	(18,753)	(215)	—	(20,222)	1,254	—
Time Warner, Inc.	Citi	06/20/2022	1.000	Quarterly	USD	996,000	(25,177)	(277)	—	(27,855)	2,401	—
General Electric Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	1,550,000	(45,351)	(431)	—	(47,625)	1,843	—
General Mills, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	465,000	(13,373)	(129)	—	(13,602)	100	—
Morgan Stanley	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	2,325,000	(49,005)	(646)	—	(33,089)	—	(16,562)
Honeywell International, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	775,000	(27,670)	(215)	—	(28,515)	630	—
Time Warner, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	664,000	(16,785)	(184)	—	(18,249)	1,280	—
Valero Energy Corp.	JPMorgan	06/20/2022	1.000	Quarterly	USD	1,550,000	(39,854)	(430)	—	(14,434)	—	(25,850)
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	1,655,000	(40,047)	(460)	—	(44,721)	4,214	—
Total								(3,632)	—	(278,275)	11,722	(56,766)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	64,520,000	(310,164)	—	(4,795,105)	—	(310,164)

12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	8.877	USD	1,550,000	(93,235)	2,153	43,261	—	—	(134,343)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	8.877	USD	1,550,000	(93,235)	2,153	54,170	—	—	(145,252)
iStar, Inc.	Barclays	06/20/2020	5.000	Quarterly	1.286	USD	385,000	37,898	535	39,075	—	—	(642)
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.249	USD	580,000	57,670	805	51,021	—	7,454	—
Valeant Pharmaceuticals International, Inc.	Barclays	06/20/2019	5.000	Quarterly	1.891	USD	1,550,000	81,426	2,153	17,291	—	66,288	—
Verizon Communications, Inc.	Barclays	12/20/2017	1.000	Quarterly	0.225	USD	1,190,000	2,093	331	1,847	—	577	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	3.493	USD	1,160,000	43,537	1,611	57,892	—	—	(12,744)
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	3.493	USD	1,160,000	43,537	1,611	62,145	—	—	(16,997)
Calpine Corp.	Citi	06/20/2020	5.000	Quarterly	1.322	USD	195,000	18,987	271	17,428	—	1,830	—
Freeport-McMoRan, Inc.	Citi	06/20/2020	1.000	Quarterly	0.818	USD	775,000	3,765	215	—	(12,214)	16,194	—
Glencore PLC	Citi	06/20/2019	5.000	Quarterly	0.410	USD	385,000	30,268	535	28,918	—	1,885	—
Kroger Co. (The)	Citi	12/20/2022	1.000	Quarterly	1.160	USD	1,550,000	(12,165)	430	—	(14,882)	3,147	—
Verizon Communications, Inc.	Citi	06/20/2022	1.000	Quarterly	0.579	USD	1,550,000	29,422	430	15,795	—	14,057	—
DISH DBS Corp.	Credit Suisse	06/20/2020	5.000	Quarterly	1.031	USD	775,000	81,732	1,076	80,218	—	2,590	—
Anadarko Petroleum Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.454	USD	1,550,000	22,667	430	18,518	—	4,579	—
Canadian Natural Resources Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.327	USD	775,000	13,994	215	10,301	—	3,908	—
DISH DBS Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.031	USD	385,000	40,603	535	41,007	—	131	—
DISH DBS Corp.	Goldman Sachs International	06/20/2022	5.000	Quarterly	2.425	USD	1,550,000	173,043	2,153	148,952	—	26,244	—
FirstEnergy Corp.	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.710	USD	1,550,000	20,226	430	10,971	—	9,685	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.818	USD	385,000	1,870	107	—	(7,340)	9,317	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.818	USD	385,000	1,870	107	—	(7,333)	9,310	—
Glencore PLC	Goldman Sachs International	06/20/2019	5.000	Quarterly	0.410	USD	385,000	30,268	535	28,918	—	1,885	—
iStar, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.286	USD	115,000	11,320	160	10,924	—	556	—
Kroger Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.160	USD	465,000	(3,649)	129	—	(2,794)	—	(726)
NRG Energy, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.776	USD	385,000	43,368	535	36,983	—	6,920	—
Rite Aid Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	3.766	USD	1,160,000	36,435	1,611	97,107	—	—	(59,061)
Sprint Communications, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.889	USD	385,000	42,180	535	36,983	—	5,732	—
Targa Resources Partners LP/Finance Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.757	USD	1,160,000	7,466	322	12,268	—	—	(4,480)
United Rentals North America, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.462	USD	385,000	46,764	535	43,814	—	3,485	—
Verizon Communications, Inc.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.304	USD	775,000	9,244	215	8,191	—	1,268	—
Weatherford International Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	2.827	USD	385,000	(18,067)	107	—	(14,597)	—	(3,363)
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	385,000	44,565	535	37,916	—	7,184	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
AT&T, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	0.582	USD	665,000	12,551	185	7,679	—	5,057	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.225	USD	1,160,000	115,886	1,611	58,859	—	58,638	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.225	USD	1,160,000	115,886	1,611	66,752	—	50,745	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.322	USD	385,000	37,487	535	33,323	—	4,699	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.322	USD	385,000	37,487	535	34,801	—	3,221	—
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.641	USD	385,000	(6,505)	106	—	—	—	(6,399)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.641	USD	385,000	(6,505)	106	506	—	—	(6,905)
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	385,000	44,566	535	43,770	—	1,331	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	4.145	USD	1,550,000	21,470	2,153	—	(25,250)	48,873	—
Hess Corp.	JPMorgan	06/20/2022	1.000	Quarterly	1.257	USD	1,550,000	(17,790)	430	—	(61,671)	44,311	—
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.482	USD	1,655,000	38,864	460	44,721	—	—	(5,397)
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.249	USD	1,160,000	115,340	1,611	101,592	—	15,359	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.648	USD	385,000	44,730	535	43,771	—	1,494	—
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.766	USD	1,160,000	36,435	1,611	101,658	—	—	(63,612)
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.639	USD	1,550,000	25,183	430	24,185	—	1,428	—
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.462	USD	385,000	46,764	535	43,545	—	3,754	—
Canadian Natural Resources Ltd.	Morgan Stanley	06/20/2022	1.000	Quarterly	0.848	USD	1,550,000	10,619	430	—	(10,148)	21,197	—
Total									36,924	1,617,076	(156,229)	464,333	(459,921)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $1,744,608, which represents 0.64% of net assets.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	168,540,026	140,566,243	(169,093,015)	140,013,254	(289)	322	1,069,550	140,013,254
Abbreviation Legend
ADR	American Depositary Receipt
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	15

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	20,490,260	—	—	—	20,490,260
Consumer Staples	7,292,204	—	—	—	7,292,204
Energy	5,726,902	—	—	—	5,726,902
Financials	20,880,545	—	—	—	20,880,545
Health Care	12,192,462	—	—	—	12,192,462
Industrials	15,943,678	—	—	—	15,943,678
Information Technology	19,794,530	—	—	—	19,794,530
Materials	5,819,129	—	—	—	5,819,129
Real Estate	5,878,441	—	—	—	5,878,441
Telecommunication Services	1,874,792	—	—	—	1,874,792
Utilities	6,215,149	—	—	—	6,215,149
Total Common Stocks	122,108,092	—	—	—	122,108,092
Corporate Bonds & Notes	—	30,487,532	—	—	30,487,532
Exchange-Traded Funds	36,502,780	—	—	—	36,502,780
Money Market Funds	—	—	—	140,013,254	140,013,254
Total Investments	158,610,872	30,487,532	—	140,013,254	329,111,658
Investments Sold Short
Common Stocks
Consumer Discretionary	(21,115,098)	—	—	—	(21,115,098)
Consumer Staples	(6,774,964)	—	—	—	(6,774,964)
Energy	(5,701,938)	—	—	—	(5,701,938)
Financials	(21,409,139)	—	—	—	(21,409,139)
Health Care	(12,130,090)	—	—	—	(12,130,090)
Industrials	(16,490,958)	—	—	—	(16,490,958)
Information Technology	(20,551,940)	—	—	—	(20,551,940)
Materials	(5,876,991)	—	—	—	(5,876,991)
Real Estate	(5,300,168)	—	—	—	(5,300,168)
Telecommunication Services	(1,489,518)	—	—	—	(1,489,518)
Utilities	(5,760,146)	—	—	—	(5,760,146)
Total Common Stocks	(122,600,950)	—	—	—	(122,600,950)
Total Investments Sold Short	(122,600,950)	—	—	—	(122,600,950)
Total Investments, Net of Investments Sold Short	36,009,922	30,487,532	—	140,013,254	206,510,708
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,569,225	—	—	1,569,225
Futures Contracts	989,631	—	—	—	989,631
Swap Contracts	—	1,899,961	—	—	1,899,961
Liability
Forward Foreign Currency Exchange Contracts	—	(1,198,168)	—	—	(1,198,168)
Futures Contracts	(640,567)	—	—	—	(640,567)
Swap Contracts	—	(1,638,140)	—	—	(1,638,140)
Total	36,358,986	31,120,410	—	140,013,254	207,492,650
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	17

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
11/23/2018	1.850%		38,000	38,031
09/15/2021	3.350%		90,000	93,538
Lockheed Martin Corp.(b)
09/15/2052	4.090%		10,000	9,997
Northrop Grumman Corp.
06/01/2018	1.750%		145,000	145,164
Total				286,730
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%		8,000	8,363
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		155,000	159,215
Bank of Nova Scotia (The)
06/11/2018	1.700%		80,000	80,055
Citigroup, Inc.
05/01/2026	3.400%		25,000	25,063
10/21/2026	3.200%		80,000	78,759
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		69,000	70,699
01/26/2027	3.850%		45,000	45,908
JPMorgan Chase & Co.
03/01/2018	1.700%		50,000	50,023
03/22/2019	1.850%		50,000	50,069
10/01/2026	2.950%		31,000	30,348
Morgan Stanley
07/27/2026	3.125%		15,000	14,715
01/20/2027	3.625%		90,000	91,129
Wells Fargo & Co.
10/23/2026	3.000%		95,000	92,864
Total				788,847
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital(b)
05/01/2047	5.375%		35,000	36,325
Comcast Corp.
02/15/2018	5.875%		65,000	66,048
08/15/2047	4.000%		50,000	50,823
Sky PLC(b)
11/24/2023	1.875%	EUR	145,000	180,059
Total				333,255
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		35,000	38,308
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
3M Co.(d)
10/15/2047	3.625%		30,000	29,850
General Electric Co.
05/26/2023	1.250%	EUR	135,000	166,204
Honeywell International, Inc.
10/30/2019	1.400%		90,000	89,390
02/22/2023	1.300%	EUR	105,000	128,931
United Technologies Corp.
05/04/2020	1.900%		65,000	64,777
11/01/2046	3.750%		65,000	62,712
Total				541,864
Electric 0.3%
AEP Texas, Inc.(b)
10/01/2047	3.800%		40,000	39,672
Appalachian Power Co.
05/15/2044	4.400%		40,000	42,808
Arizona Public Service Co.
05/15/2046	3.750%		35,000	34,354
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		50,000	52,670
02/01/2045	4.500%		73,000	79,247
CMS Energy Corp.
03/01/2024	3.875%		55,000	57,709
11/15/2025	3.600%		165,000	168,400
02/15/2027	2.950%		60,000	57,904
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		25,000	25,269
Dominion Energy, Inc.
06/15/2018	1.900%		105,000	105,157
DTE Energy Co.
06/01/2024	3.500%		90,000	91,676
10/01/2026	2.850%		300,000	287,025
Duke Energy Corp.
10/15/2023	3.950%		337,000	356,219
09/01/2046	3.750%		65,000	62,567
Duke Energy Florida LLC
01/15/2027	3.200%		30,000	30,347
Edison International
09/15/2022	2.400%		65,000	64,558
Emera US Finance LP
06/15/2046	4.750%		125,000	134,425
Eversource Energy
01/15/2018	1.600%		27,000	26,997
05/01/2018	1.450%		180,000	179,723
03/15/2022	2.750%		15,000	15,133

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FirstEnergy Corp.
07/15/2047	4.850%		10,000	10,495
Indiana Michigan Power Co.
03/15/2023	3.200%		105,000	107,239
07/01/2047	3.750%		55,000	53,943
innogy Finance BV(b)
02/14/2033	5.750%	EUR	40,000	70,633
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		15,000	15,074
05/01/2027	3.550%		140,000	143,624
Pacific Gas & Electric Co.
02/15/2024	3.750%		70,000	73,578
03/15/2027	3.300%		5,000	5,079
02/15/2044	4.750%		70,000	80,787
Public Service Electric & Gas Co.
05/15/2027	3.000%		60,000	59,794
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		35,000	34,632
Sierra Pacific Power Co.
05/01/2026	2.600%		15,000	14,478
Southern Co. (The)
07/01/2026	3.250%		45,000	44,484
07/01/2046	4.400%		102,000	105,656
WEC Energy Group, Inc.
06/15/2018	1.650%		45,000	44,992
06/15/2025	3.550%		84,000	86,553
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	155,000	223,376
Xcel Energy, Inc.
05/15/2020	4.700%		91,000	95,992
12/01/2026	3.350%		130,000	131,483
Total				3,313,752
Food and Beverage 0.1%
General Mills, Inc.
10/20/2017	1.400%		52,000	51,997
11/16/2020	2.100%	EUR	106,000	132,429
JM Smucker Co. (The)
03/15/2020	2.500%		3,000	3,028
Kraft Heinz Foods Co.
06/01/2046	4.375%		60,000	58,991
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		40,000	39,924
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	105,000	124,907
07/15/2046	4.200%		50,000	50,128
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
02/22/2019	1.500%	105,000	104,839
05/02/2019	1.550%	35,000	34,965
05/02/2047	4.000%	35,000	36,442
Sysco Corp.
07/15/2021	2.500%	20,000	20,141
07/15/2027	3.250%	65,000	64,667
Tyson Foods, Inc.
08/15/2019	2.650%	65,000	65,767
06/02/2047	4.550%	10,000	10,697
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%	17,000	17,107
10/21/2019	2.900%	145,000	147,073
Total			963,102
Health Care 0.0%
Becton Dickinson and Co.
06/06/2027	3.700%	150,000	151,712
Cardinal Health, Inc.
06/15/2027	3.410%	125,000	125,296
Express Scripts Holding Co.
07/15/2046	4.800%	65,000	68,769
Medtronic Global Holdings SCA
03/28/2019	1.700%	110,000	109,936
Total			455,713
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%	85,000	84,986
04/15/2047	4.250%	30,000	32,268
Total			117,254
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	5,000	5,810
07/15/2044	4.500%	35,000	33,425
Apache Corp.
01/15/2044	4.250%	10,000	9,425
Canadian Natural Resources Ltd.
06/01/2047	4.950%	45,000	47,514
Continental Resources, Inc.
06/01/2024	3.800%	25,000	24,130
Hess Corp.
04/01/2047	5.800%	35,000	35,953
Noble Energy, Inc.
11/15/2043	5.250%	25,000	26,276
Total			182,533

2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	74,000	64,876
09/15/2043	5.200%	30,000	29,129
Total			94,005
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	30,000	30,978
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	100,000	97,997
Five Corners Funding Trust(b)
11/15/2023	4.419%	150,000	161,742
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	85,000	93,190
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	50,000	54,277
MetLife, Inc.
12/15/2017	1.756%	15,000	15,009
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	20,000	26,311
09/30/2047	3.850%	45,000	44,487
Nuveen Finance LLC(b)
11/01/2019	2.950%	40,000	40,687
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	100,000	101,854
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	115,000	129,943
05/15/2047	4.270%	46,000	47,546
Voya Financial, Inc.
06/15/2046	4.800%	45,000	47,132
Total			891,153
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	35,000	37,066
Discovery Communications LLC
09/20/2037	5.000%	15,000	15,271
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	32,000	32,683
Thomson Reuters Corp.
10/15/2019	4.700%	35,000	36,808
05/23/2043	4.500%	2,000	2,015
Total			123,843
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Midstream 0.0%
Enterprise Products Operating LLC
05/07/2018	1.650%		42,000	41,979
02/15/2045	5.100%		45,000	50,146
05/15/2046	4.900%		44,000	48,038
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		122,000	121,764
Kinder Morgan, Inc.
02/15/2046	5.050%		30,000	30,814
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%		5,000	4,875
06/15/2044	4.700%		98,000	88,611
Williams Partners LP
09/15/2045	5.100%		75,000	78,833
Total				465,060
Natural Gas 0.0%
NiSource Finance Corp.
02/15/2043	5.250%		35,000	40,437
05/15/2047	4.375%		75,000	78,777
03/30/2048	3.950%		55,000	54,189
Sempra Energy
06/15/2024	3.550%		230,000	235,440
06/15/2027	3.250%		115,000	113,658
Total				522,501
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2025	3.800%		85,000	88,221
Amgen, Inc.
06/15/2051	4.663%		57,000	62,467
Gilead Sciences, Inc.
03/01/2047	4.150%		25,000	25,661
Pfizer, Inc.
06/01/2018	1.200%		150,000	149,813
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%		90,000	89,766
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%		5,000	4,261
Total				420,189
Property & Casualty 0.0%
CNA Financial Corp.
05/15/2024	3.950%		146,000	152,002
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	105,000	134,081
Total				286,083

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		30,000	28,832
Union Pacific Corp.
09/15/2037	3.600%		5,000	5,059
Total				33,891
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		125,000	126,949
12/09/2045	4.875%		35,000	39,354
Total				166,303
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		75,000	74,349
07/20/2022	3.500%		30,000	31,250
Target Corp.
01/15/2018	6.000%		100,000	101,263
04/15/2046	3.625%		15,000	14,124
Wal-Mart Stores, Inc.
04/11/2018	1.125%		35,000	34,943
Total				255,929
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		45,000	42,701
01/15/2048	4.650%		30,000	29,132
Total				71,833
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		83,000	82,968
02/09/2045	3.450%		49,000	46,490
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		70,000	72,093
Cisco Systems, Inc.
09/20/2019	1.400%		80,000	79,599
International Business Machine Corp.
11/19/2019	1.375%	EUR	112,000	136,597
Microsoft Corp.
11/03/2018	1.300%		30,000	29,952
08/08/2046	3.700%		40,000	40,361
02/06/2047	4.250%		10,000	11,049
Oracle Corp.
01/10/2021	2.250%	EUR	100,000	126,729
09/15/2021	1.900%		50,000	49,644
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2047	4.300%		15,000	15,363
Total				690,845
Transportation Services 0.0%
ERAC USA Finance LLC(b)
11/15/2024	3.850%		45,000	46,699
12/01/2026	3.300%		100,000	98,139
02/15/2045	4.500%		30,000	30,046
11/01/2046	4.200%		5,000	4,773
FedEx Corp.
04/01/2046	4.550%		60,000	63,936
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	56,000	87,734
Total				331,327
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%		30,000	29,742
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%		112,000	102,166
03/01/2047	5.450%		70,000	73,941
Verizon Communications, Inc.
03/15/2055	4.672%		93,000	88,515
Total				264,622
Total Corporate Bonds & Notes (Cost $11,446,552)				11,677,047

Equity Funds 31.9%
	Shares	Value ($)
International 8.5%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(e)	2,192,989	23,859,716
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(e)	3,063,043	35,592,558
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(e)	2,005,673	23,747,167
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(e)	3,071,748	35,632,277
Total		118,831,718

4	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 18.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(e),(f)	1,087,081	22,763,476
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(e),(f)	1,578,825	71,252,384
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(e),(f)	996,671	23,880,242
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(e),(f)	1,313,077	21,088,012
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(e),(f)	599,846	13,784,468
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(e),(f)	686,632	18,868,661
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(e),(f)	758,268	18,827,791
Variable Portfolio – MFS Value Fund, Class 1 Shares(e),(f)	571,633	13,587,713
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(e),(f)	1,351,320	25,931,824
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(e),(f)	758,386	18,800,393
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(e),(f)	628,450	13,599,654
Total		262,384,618
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(e),(f)	247,175	6,070,631
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(e),(f)	281,590	6,057,001
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(e),(f)	350,068	8,699,182
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(e),(f)	413,265	9,186,873
Total		30,013,687
U.S. Small Cap 2.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(e),(f)	498,044	11,121,324
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(e),(f)	526,040	11,073,146
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(e),(f)	410,417	11,155,127
Total		33,349,597
Total Equity Funds (Cost $353,705,043)		444,579,620

Exchange-Traded Funds 8.2%
	Shares	Value ($)
iShares MSCI EAFE ETF	751,987	51,496,070
SPDR S&P 500 ETF Trust	248,625	62,462,058
Total Exchange-Traded Funds (Cost $94,898,217)		113,958,128

Fixed-Income Funds 39.8%

Investment Grade 39.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(e)	10,401,586	107,552,397
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(e)	3,424,674	32,328,928
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(e)	5,575,575	57,651,448
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(e)	3,119,317	32,253,737
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(e)	9,452,496	104,544,611
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(e)	9,213,015	100,421,859
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(e)	10,257,373	108,523,004
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(e)	1,033,593	10,418,616
Total		553,694,600
Total Fixed-Income Funds (Cost $553,119,546)		553,694,600

Foreign Government Obligations(a),(g) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	110,000	136,850
Total Foreign Government Obligations (Cost $124,657)				136,850

Residential Mortgage-Backed Securities - Agency 7.0%

Federal National Mortgage Association(d)
10/17/2032	2.500%		31,750,000	31,965,802
10/17/2032	3.000%		1,750,000	1,798,125
10/17/2032- 10/12/2047	3.500%		54,675,000	56,553,511
10/12/2047	4.000%		6,750,000	7,107,011
Total Residential Mortgage-Backed Securities - Agency (Cost $97,867,500)				97,424,449

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	3.000%	25,000	25,751
Total U.S. Treasury Obligations (Cost $24,483)			25,751

Options Purchased Puts 0.4%
Value ($)
(Cost $11,007,672)	5,560,790
Money Market Funds 18.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(h)	256,679,832	256,679,832
Total Money Market Funds (Cost $256,678,107)		256,679,832
Total Investments (Cost: $1,378,871,777)		1,483,737,067
Other Assets & Liabilities, Net		(91,879,711)
Net Assets		1,391,857,356

At September 30, 2017, securities and/or cash totaling $5,542,262 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
242,000 GBP	317,219 USD	Standard Chartered	10/20/2017	—	(7,246)
5,433 USD	4,000 GBP	Standard Chartered	10/20/2017	—	(70)
1,202,000 EUR	1,446,872 USD	UBS	10/20/2017	24,900	—
7,173 USD	6,000 EUR	UBS	10/20/2017	—	(75)
Total				24,900	(7,391)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	1	12/2017	JPY	15,092,645	—	(552)
BP Currency	67	12/2017	USD	5,627,581	83,083	—
Canadian Government 10-Year Bond	2	12/2017	CAD	273,275	—	(4,353)
Euro FX	10	12/2017	USD	1,483,063	—	(28,224)
Euro-Bobl	2	12/2017	EUR	264,747	—	(1,027)
Euro-Bund	4	12/2017	EUR	645,626	—	(6,266)
Euro-Schatz	1	12/2017	EUR	112,304	—	(49)
FTSE 100 Index	3	12/2017	GBP	219,885	—	(2,098)
JPY Currency	75	12/2017	USD	8,362,500	—	(372,465)
Long Gilt	3	12/2017	GBP	378,579	—	(11,339)
Russell 2000 E-mini	40	12/2017	USD	2,985,800	4,871	—
S&P 500 E-mini	878	12/2017	USD	110,456,790	1,961,358	—
S&P 500 Index	8	12/2017	USD	5,032,200	116,293	—
SPI 200 Index	32	12/2017	AUD	4,534,400	—	(28,018)
TOPIX Index	79	12/2017	JPY	1,323,250,000	684,037	—
U.S. Long Bond	52	12/2017	USD	8,031,310	—	(127,265)
U.S. Treasury 10-Year Note	253	12/2017	USD	31,870,974	—	(336,522)
U.S. Treasury 2-Year Note	256	12/2017	USD	55,327,232	—	(156,506)
U.S. Treasury 5-Year Note	300	12/2017	USD	35,356,776	—	(255,657)
U.S. Ultra Bond	21	12/2017	USD	3,525,118	—	(62,943)
Total					2,849,642	(1,393,284)

6	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(26)	12/2017	EUR	(929,760)	—	(26,305)
S&P/TSE 60 Index	(15)	12/2017	CAD	(2,756,100)	—	(109,062)
U.S. Long Bond	(15)	12/2017	USD	(2,316,724)	37,233	—
U.S. Treasury 2-Year Note	(145)	12/2017	USD	(31,337,690)	85,818	—
U.S. Treasury Ultra 10-Year Note	(6)	12/2017	USD	(814,993)	9,784	—
Total					132,835	(135,367)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	96,239,552	382	1,800.00	12/2018	3,193,362	914,890
S&P 500 Index	Deutsche Bank	USD	80,619,520	320	1,850.00	12/2018	3,221,723	883,200
S&P 500 Index	Deutsche Bank	USD	73,061,440	290	1,950.00	06/2019	1,941,041	1,600,800
S&P 500 Index	Deutsche Bank	USD	65,503,360	260	1,900.00	06/2019	1,544,879	1,261,000
S&P 500 Index	Deutsche Bank	USD	52,906,560	210	1,850.00	06/2019	1,106,667	900,900
Total							11,007,672	5,560,790
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $2,172,615, which represents 0.16% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a security purchased on a when-issued basis.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	287,582,585	95,072,452	(125,975,205)	256,679,832	—	(946)	1,725	1,732,937	256,679,832
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,223,665	6,130	(142,714)	1,087,081	—	243,992	2,981,678	—	22,763,476
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	1,776,809	6,748	(204,732)	1,578,825	—	835,619	9,134,935	—	71,252,384
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,060,246	19,387	(82,962)	996,671	—	93,822	1,777,020	—	23,880,242
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	10,014,207	569,503	(182,124)	10,401,586	888,650	(116,767)	67,909	2,934,490	107,552,397
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	1,557,802	13,417	(258,142)	1,313,077	—	379,158	3,875,694	—	21,088,012
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3,330,307	157,744	(63,377)	3,424,674	—	(57,046)	(36,044)	733,639	32,328,928
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	5,480,137	311,166	(215,728)	5,575,575	220,309	(74,865)	2,451,644	1,920,805	57,651,448
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	278,217	2,537	(33,579)	247,175	—	68,139	868,711	—	6,070,631
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	298,508	7,783	(24,701)	281,590	—	60,106	371,697	—	6,057,001
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	584,843	74,185	(59,182)	599,846	—	191,790	1,205,745	—	13,784,468
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	633,729	17,839	(153,524)	498,044	—	474,123	384,235	—	11,121,324
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3,012,090	157,659	(50,432)	3,119,317	21,065	(18,229)	90,424	910,821	32,253,737
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	9,193,897	441,652	(183,053)	9,452,496	626,717	(29,294)	1,084,732	2,373,448	104,544,611
Variable Portfolio – DFA International Value Fund, Class 1 Shares	3,608,400	69,490	(1,484,901)	2,192,989	—	(979,789)	5,076,812	527,354	23,859,716
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	1,381,080	1,816,619	(134,656)	3,063,043	—	(21,710)	4,129,294	411,946	35,592,558
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	1,435,470	47,762	(796,600)	686,632	—	2,201,535	3,131,999	—	18,868,661
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	612,951	206,798	(61,481)	758,268	—	59,353	2,818,623	—	18,827,791
Variable Portfolio – MFS Value Fund, Class 1 Shares	584,863	56,732	(69,962)	571,633	—	89,765	1,346,487	—	13,587,713
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,484,785	12,084	(145,549)	1,351,320	—	229,697	2,847,759	—	25,931,824
8	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	484,189	375,122	(100,925)	758,386	—	134,510	2,743,073	—	18,800,393
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	3,379,035	215,201	(1,588,563)	2,005,673	2,035,990	(1,970,026)	5,385,422	184,938	23,747,167
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	8,896,045	417,206	(100,236)	9,213,015	78,518	(29,001)	766,027	2,272,676	100,421,859
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	605,396	20,341	(99,697)	526,040	—	123,991	1,320,864	—	11,073,146
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	458,436	23,926	(71,945)	410,417	—	306,654	162,983	—	11,155,127
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	3,603,956	73,676	(605,884)	3,071,748	—	(808,970)	6,350,112	650,475	35,632,277
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	610,173	68,078	(49,801)	628,450	—	87,691	1,127,288	—	13,599,654
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	9,967,954	425,946	(136,527)	10,257,373	368,600	(21,709)	1,040,577	1,755,813	108,523,004
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	375,955	9,295	(35,182)	350,068	—	104,691	677,447	—	8,699,182
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,005,863	40,648	(12,918)	1,033,593	570	(1,807)	2,160	99,901	10,418,616
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	467,414	2,071	(56,220)	413,265	—	95,325	1,288,100	—	9,186,873
Total	364,989,007	100,739,197	(133,180,502)	332,547,702	4,240,419	1,649,802	64,475,132	16,509,243	1,254,954,052

(f)	Non-income producing investment.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
10	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	11,677,047	—	—	11,677,047
Equity Funds	—	—	—	444,579,620	444,579,620
Exchange-Traded Funds	113,958,128	—	—	—	113,958,128
Fixed-Income Funds	—	—	—	553,694,600	553,694,600
Foreign Government Obligations	—	136,850	—	—	136,850
Residential Mortgage-Backed Securities - Agency	—	97,424,449	—	—	97,424,449
U.S. Treasury Obligations	25,751	—	—	—	25,751
Options Purchased Puts	5,560,790	—	—	—	5,560,790
Money Market Funds	—	—	—	256,679,832	256,679,832
Total Investments	119,544,669	109,238,346	—	1,254,954,052	1,483,737,067
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	24,900	—	—	24,900
Futures Contracts	2,982,477	—	—	—	2,982,477
Liability
Forward Foreign Currency Exchange Contracts	—	(7,391)	—	—	(7,391)
Futures Contracts	(1,528,651)	—	—	—	(1,528,651)
Total	120,998,495	109,255,855	—	1,254,954,052	1,485,208,402
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
11/23/2018	1.850%		154,000	154,124
09/15/2021	3.350%		365,000	379,349
Lockheed Martin Corp.(b)
09/15/2052	4.090%		30,000	29,991
Northrop Grumman Corp.
06/01/2018	1.750%		600,000	600,679
Total				1,164,143
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/2025	1.500%	EUR	200,000	239,753
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%		33,000	34,499
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		645,000	662,538
Bank of Nova Scotia (The)
06/11/2018	1.700%		330,000	330,227
Barclays PLC
01/10/2028	4.337%		285,000	294,776
Capital One NA
08/08/2022	2.650%		250,000	248,708
Citigroup, Inc.
05/01/2026	3.400%		140,000	140,351
10/21/2026	3.200%		315,000	310,113
Credit Suisse Group Funding Guernsey Ltd.
04/17/2026	4.550%		285,000	305,393
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		283,000	289,970
01/26/2027	3.850%		180,000	183,634
JPMorgan Chase & Co.
03/01/2018	1.700%		215,000	215,099
03/22/2019	1.850%		200,000	200,275
10/01/2026	2.950%		145,000	141,949
Morgan Stanley
07/27/2026	3.125%		75,000	73,575
01/20/2027	3.625%		390,000	394,891
Wells Fargo & Co.
10/23/2026	3.000%		405,000	395,895
Total				4,187,394
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital(b)
05/01/2047	5.375%		145,000	150,491
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Comcast Corp.
02/15/2018	5.875%		270,000	274,351
07/15/2046	3.400%		25,000	23,048
08/15/2047	4.000%		190,000	193,127
Sky PLC(b)
11/24/2023	1.875%	EUR	640,000	794,742
09/16/2024	3.750%		15,000	15,400
Total				1,451,159
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		125,000	136,814
LyondellBasell Industries NV
04/15/2019	5.000%		145,000	150,399
Total				287,213
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/2026	3.750%	GBP	225,000	342,850
Diversified Manufacturing 0.0%
3M Co.(d)
10/15/2047	3.625%		110,000	109,451
General Electric Co.
05/26/2023	1.250%	EUR	585,000	720,217
Honeywell International, Inc.
10/30/2019	1.400%		375,000	372,456
02/22/2023	1.300%	EUR	440,000	540,281
United Technologies Corp.
05/04/2020	1.900%		270,000	269,072
05/22/2023	1.250%	EUR	270,000	329,343
11/01/2046	3.750%		160,000	154,369
Total				2,495,189
Electric 0.2%
AEP Texas, Inc.(b)
10/01/2047	3.800%		175,000	173,563
Appalachian Power Co.
05/15/2044	4.400%		170,000	181,935
Arizona Public Service Co.
05/15/2046	3.750%		140,000	137,416
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		195,000	205,413
02/01/2045	4.500%		291,000	315,903
CMS Energy Corp.
03/01/2024	3.875%		210,000	220,343
11/15/2025	3.600%		725,000	739,938
02/15/2027	2.950%		250,000	241,268
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		100,000	101,075

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominion Energy, Inc.
06/15/2018	1.900%		435,000	435,652
DTE Energy Co.
06/01/2024	3.500%		345,000	351,426
10/01/2026	2.850%		1,260,000	1,205,506
Duke Energy Corp.
10/15/2023	3.950%		1,433,000	1,514,724
09/01/2046	3.750%		265,000	255,081
Duke Energy Florida LLC
01/15/2027	3.200%		110,000	111,272
Edison International
09/15/2022	2.400%		265,000	263,196
Emera US Finance LP
06/15/2046	4.750%		494,000	531,247
Eversource Energy
01/15/2018	1.600%		108,000	107,987
05/01/2018	1.450%		754,000	752,841
03/15/2022	2.750%		55,000	55,488
FirstEnergy Corp.
07/15/2047	4.850%		50,000	52,475
Indiana Michigan Power Co.
03/15/2023	3.200%		455,000	464,704
07/01/2047	3.750%		210,000	205,965
innogy Finance BV(b)
02/14/2033	5.750%	EUR	160,000	282,530
MidAmerican Energy Co.
08/01/2047	3.950%		75,000	77,806
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		65,000	65,320
05/01/2027	3.550%		580,000	595,012
Pacific Gas & Electric Co.
02/15/2024	3.750%		325,000	341,611
03/15/2027	3.300%		25,000	25,393
02/15/2044	4.750%		280,000	323,149
Public Service Electric & Gas Co.
05/15/2027	3.000%		270,000	269,074
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		145,000	143,476
Sierra Pacific Power Co.
05/01/2026	2.600%		35,000	33,782
Southern Co. (The)
07/01/2026	3.250%		200,000	197,705
07/01/2046	4.400%		428,000	443,342
WEC Energy Group, Inc.
06/15/2018	1.650%		180,000	179,969
06/15/2025	3.550%		338,000	348,275
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	630,000	907,913
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Xcel Energy, Inc.
05/15/2020	4.700%		379,000	399,792
12/01/2026	3.350%		530,000	536,046
Total				13,794,613
Food and Beverage 0.1%
Diageo Capital PLC
07/15/2020	4.828%		200,000	215,274
General Mills, Inc.
10/20/2017	1.400%		207,000	206,990
11/16/2020	2.100%	EUR	440,000	549,705
Kraft Heinz Co. (The)(b)
07/01/2027	4.125%	GBP	260,000	381,980
Kraft Heinz Foods Co.
06/01/2046	4.375%		50,000	49,159
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		170,000	169,676
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	490,000	582,901
07/15/2046	4.200%		160,000	160,409
Mondelez International, Inc.(b)
10/28/2019	1.625%		340,000	337,385
PepsiCo, Inc.
02/22/2019	1.500%		445,000	444,316
05/02/2019	1.550%		145,000	144,854
05/02/2047	4.000%		130,000	135,355
Sysco Corp.
07/15/2021	2.500%		80,000	80,566
07/15/2027	3.250%		270,000	268,618
Tyson Foods, Inc.
08/15/2019	2.650%		265,000	268,129
06/02/2047	4.550%		45,000	48,135
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%		68,000	68,427
10/21/2019	2.900%		605,000	613,648
Total				4,725,527
Health Care 0.0%
Becton Dickinson and Co.
06/06/2027	3.700%		635,000	642,248
Cardinal Health, Inc.
06/15/2027	3.410%		525,000	526,242
Express Scripts Holding Co.
07/15/2046	4.800%		265,000	280,366
Medtronic Global Holdings SCA
03/28/2019	1.700%		440,000	439,744
Total				1,888,600

2	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%	352,000	351,943
04/15/2047	4.250%	130,000	139,828
Total			491,771
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	30,000	34,862
07/15/2044	4.500%	145,000	138,475
Apache Corp.
01/15/2044	4.250%	40,000	37,700
Canadian Natural Resources Ltd.
06/01/2047	4.950%	200,000	211,173
Continental Resources, Inc.
06/01/2024	3.800%	105,000	101,346
Hess Corp.
04/01/2047	5.800%	150,000	154,085
Noble Energy, Inc.
11/15/2043	5.250%	119,000	125,074
Total			802,715
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	372,000	326,133
09/15/2043	5.200%	80,000	77,677
Total			403,810
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	125,000	129,074
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	400,000	391,987
Five Corners Funding Trust(b)
11/15/2023	4.419%	485,000	522,968
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	355,000	389,205
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	200,000	217,109
MetLife, Inc.
12/15/2017	1.756%	55,000	55,034
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	95,000	124,979
09/30/2047	3.850%	160,000	158,176
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nuveen Finance LLC(b)
11/01/2019	2.950%		180,000	183,091
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%		636,000	647,790
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%		485,000	548,019
05/15/2047	4.270%		168,000	173,645
Voya Financial, Inc.
06/15/2046	4.800%		130,000	136,160
Total				3,677,237
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%		140,000	148,264
Discovery Communications LLC
09/20/2037	5.000%		60,000	61,084
Scripps Networks Interactive, Inc.
11/15/2024	3.900%		138,000	140,946
Thomson Reuters Corp.
10/15/2019	4.700%		140,000	147,232
Time Warner, Inc.
09/15/2023	1.950%	EUR	120,000	149,576
Total				647,102
Midstream 0.0%
Enterprise Products Operating LLC
05/07/2018	1.650%		170,000	169,915
02/15/2045	5.100%		234,000	260,759
05/15/2046	4.900%		135,000	147,390
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		459,000	458,110
Kinder Morgan, Inc.
02/15/2046	5.050%		175,000	179,746
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%		35,000	34,127
06/15/2044	4.700%		403,000	364,391
Williams Partners LP
09/15/2045	5.100%		321,000	337,405
Total				1,951,843
Natural Gas 0.0%
NiSource Finance Corp.
02/15/2043	5.250%		135,000	155,973
05/15/2047	4.375%		335,000	351,872
03/30/2048	3.950%		210,000	206,902

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sempra Energy
06/15/2024	3.550%		940,000	962,231
06/15/2027	3.250%		480,000	474,399
Total				2,151,377
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2025	3.800%		350,000	363,261
Amgen, Inc.
06/15/2051	4.663%		239,000	261,924
Gilead Sciences, Inc.
03/01/2047	4.150%		105,000	107,777
Pfizer, Inc.
06/01/2018	1.200%		630,000	629,216
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%		375,000	374,026
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%		30,000	25,564
Total				1,761,768
Property & Casualty 0.0%
Berkshire Hathaway, Inc.
03/16/2035	1.625%	EUR	140,000	158,427
CNA Financial Corp.
05/15/2024	3.950%		597,000	621,543
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	445,000	568,249
Total				1,348,219
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		115,000	110,522
Union Pacific Corp.
09/15/2037	3.600%		35,000	35,415
Total				145,937
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		505,000	512,876
12/09/2045	4.875%		140,000	157,416
Total				670,292
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		305,000	302,350
07/20/2022	3.500%		125,000	130,210
Target Corp.
04/15/2046	3.625%		65,000	61,204
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc.
04/11/2018	1.125%		150,000	149,758
Total				643,522
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		170,000	161,314
01/15/2048	4.650%		130,000	126,240
Total				287,554
Technology 0.0%
Apple, Inc.
02/23/2018	1.300%		342,000	341,867
01/17/2024	1.375%	EUR	140,000	173,859
02/09/2045	3.450%		143,000	135,676
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		285,000	293,523
Cisco Systems, Inc.
09/20/2019	1.400%		330,000	328,347
International Business Machine Corp.
11/19/2019	1.375%	EUR	466,000	568,341
Microsoft Corp.
11/03/2018	1.300%		115,000	114,815
08/08/2046	3.700%		145,000	146,310
02/06/2047	4.250%		50,000	55,247
Oracle Corp.
01/10/2021	2.250%	EUR	349,000	442,283
09/15/2021	1.900%		205,000	203,538
QUALCOMM, Inc.
05/20/2047	4.300%		55,000	56,329
Total				2,860,135
Transportation Services 0.0%
ERAC USA Finance LLC(b)
11/15/2024	3.850%		175,000	181,606
12/01/2026	3.300%		395,000	387,651
02/15/2045	4.500%		155,000	155,237
11/01/2046	4.200%		10,000	9,546
FedEx Corp.
04/01/2046	4.550%		255,000	271,727
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	233,000	365,038
Total				1,370,805
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%		135,000	133,838

4	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Communications, Inc.
08/15/2018	6.800%	65,000	67,821
Total			201,659
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	473,000	431,467
03/01/2047	5.450%	265,000	279,920
Verizon Communications, Inc.
03/15/2055	4.672%	389,000	370,239
Total			1,081,626
Total Corporate Bonds & Notes (Cost $50,093,640)			51,108,312

Equity Funds 63.2%
	Shares	Value ($)
International 17.5%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(e)	31,334,027	340,914,212
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(e)	42,557,759	494,521,153
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(e)	28,277,316	334,803,423
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(e)	42,355,719	491,326,345
Total		1,661,565,133
U.S. Large Cap 37.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(e),(f)	14,836,453	310,675,332
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(e),(f)	20,734,117	935,730,718
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(e),(f)	13,186,892	315,957,926
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(e),(f)	17,983,424	288,813,791
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(e),(f)	9,289,486	213,472,385
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(e),(f)	9,452,401	259,751,978
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(e),(f)	10,527,939	261,408,714
Variable Portfolio – MFS Value Fund, Class 1 Shares(e),(f)	8,637,487	205,313,076
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(e),(f)	18,279,764	350,788,669
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(e),(f)	10,140,662	251,387,008
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(e),(f)	9,379,006	202,961,689
Total		3,596,261,286
U.S. Mid Cap 3.8%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(e),(f)	3,014,505	74,036,245
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(e),(f)	3,371,364	72,518,037
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(e),(f)	4,318,605	107,317,347
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(e),(f)	4,939,573	109,806,697
Total		363,678,326
U.S. Small Cap 4.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(e),(f)	5,755,666	128,524,034
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(e),(f)	6,090,945	128,214,396
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(e),(f)	4,644,635	126,241,177
Total		382,979,607
Total Equity Funds (Cost $4,908,577,359)		6,004,484,352

Exchange-Traded Funds 8.4%

iShares MSCI EAFE ETF	5,310,000	363,628,800
SPDR S&P 500 ETF Trust	1,738,300	436,713,109
Total Exchange-Traded Funds (Cost $663,022,965)		800,341,909

Fixed-Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(e)	16,977,167	175,543,911
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(e)	5,499,776	51,917,884
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(e)	9,280,130	95,956,549
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(e)	5,007,801	51,780,659
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(e)	15,959,443	176,511,437

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(e)	23,208,388	252,971,429
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(e)	17,887,796	189,252,885
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(e)	1,704,999	17,186,390
Total		1,011,121,144
Total Fixed-Income Funds (Cost $1,008,018,273)		1,011,121,144

Foreign Government Obligations(a),(g) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	415,000	516,300
04/28/2026	0.875%	EUR	300,000	351,074
Total				867,374
Norway 0.0%
Avinor AS(b)
04/29/2025	1.000%	EUR	200,000	238,994
Total Foreign Government Obligations (Cost $994,303)				1,106,368

Residential Mortgage-Backed Securities - Agency 5.8%

Federal National Mortgage Association(d)
10/17/2032	2.500%		155,000,000	156,053,519
10/17/2032	3.000%		25,000,000	25,687,500
10/17/2032- 10/12/2047	3.500%		311,275,000	321,996,218
10/12/2047	4.000%		43,000,000	45,274,296
Total Residential Mortgage-Backed Securities - Agency (Cost $551,458,975)				549,011,533

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	3.000%	100,000	103,005
Total U.S. Treasury Obligations (Cost $97,933)			103,005

Options Purchased Puts 0.7%
Value ($)
(Cost $130,397,154)	63,429,865

Money Market Funds 15.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(h)	1,492,004,183	1,492,004,183
Total Money Market Funds (Cost $1,491,989,023)		1,492,004,183
Total Investments (Cost: $8,804,649,625)		9,972,710,671
Other Assets & Liabilities, Net		(478,194,832)
Net Assets		9,494,515,839

At September 30, 2017, securities and/or cash totaling $67,619,416 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,550,000 GBP	2,031,777 USD	Standard Chartered	10/20/2017	—	(46,407)
23,091 USD	17,000 GBP	Standard Chartered	10/20/2017	—	(298)
6,326,000 EUR	7,614,733 USD	UBS	10/20/2017	131,044	—
33,472 USD	28,000 EUR	UBS	10/20/2017	—	(348)
Total				131,044	(47,053)

6	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	12/2017	JPY	45,277,935	—	(1,656)
AUD/USD Currency	200	12/2017	USD	15,672,000	—	(433,740)
BP Currency	1,010	12/2017	USD	84,833,688	1,252,451	—
Canadian Government 10-Year Bond	9	12/2017	CAD	1,229,739	—	(19,589)
CHF Currency	80	12/2017	USD	10,378,000	—	(270,296)
DAX Index	10	12/2017	EUR	3,199,500	91,685	—
Euro FX	130	12/2017	USD	19,279,813	—	(366,919)
Euro-Bobl	7	12/2017	EUR	926,614	—	(3,594)
Euro-Bund	6	12/2017	EUR	968,439	—	(9,399)
Euro-Buxl 30-Year Bond	2	12/2017	EUR	330,704	—	(8,793)
Euro-Schatz	4	12/2017	EUR	449,214	—	(197)
FTSE 100 Index	50	12/2017	GBP	3,664,750	—	(34,966)
FTSE/MIB Index	28	12/2017	EUR	3,168,480	94,227	—
JPY Currency	980	12/2017	USD	109,270,000	—	(4,866,876)
Long Gilt	8	12/2017	GBP	1,009,544	—	(30,237)
Russell 2000 E-mini	550	12/2017	USD	41,054,750	66,973	—
S&P 500 E-mini	8,895	12/2017	USD	1,119,035,475	18,780,656	—
S&P 500 Index	190	12/2017	USD	119,514,750	2,761,961	—
SPI 200 Index	343	12/2017	AUD	48,603,100	—	(300,313)
TOPIX Index	934	12/2017	JPY	15,644,500,000	8,087,222	—
U.S. Long Bond	95	12/2017	USD	14,672,585	—	(232,504)
U.S. Treasury 10-Year Note	888	12/2017	USD	111,863,340	—	(1,181,151)
U.S. Treasury 2-Year Note	322	12/2017	USD	69,591,284	—	(196,855)
U.S. Treasury 5-Year Note	603	12/2017	USD	71,067,120	—	(513,602)
U.S. Ultra Bond	188	12/2017	USD	31,558,195	—	(564,806)
Total					31,135,175	(9,035,493)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(311)	12/2017	EUR	(11,121,360)	—	(314,646)
S&P/TSE 60 Index	(200)	12/2017	CAD	(36,748,000)	—	(1,454,156)
U.S. Long Bond	(57)	12/2017	USD	(8,803,551)	141,484	—
U.S. Treasury 10-Year Note	(2)	12/2017	USD	(251,944)	2,589	—
U.S. Treasury 2-Year Note	(2,464)	12/2017	USD	(532,524,608)	1,457,933	—
U.S. Treasury Ultra 10-Year Note	(20)	12/2017	USD	(2,716,644)	32,613	—
Total					1,634,619	(1,768,802)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,231,211,232	4,887	1,800.00	12/2018	39,881,925	11,704,365
S&P 500 Index	Deutsche Bank	USD	1,058,131,200	4,200	1,850.00	12/2018	41,547,772	11,592,000
S&P 500 Index	Deutsche Bank	USD	831,388,800	3,300	1,950.00	06/2019	22,087,702	18,216,000
S&P 500 Index	Deutsche Bank	USD	692,824,000	2,750	1,900.00	06/2019	16,340,069	13,337,500
S&P 500 Index	Deutsche Bank	USD	503,872,000	2,000	1,850.00	06/2019	10,539,686	8,580,000
Total							130,397,154	63,429,865

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.558	USD	300,000,000	398,810	6,211,527	—	398,810	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $10,932,536, which represents 0.12% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a security purchased on a when-issued basis.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	1,335,260,139	1,055,201,922	(898,457,878)	1,492,004,183	—	(580)	15,160	9,499,584	1,492,004,183
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	15,117,568	—	(281,115)	14,836,453	—	757,567	41,487,877	—	310,675,332
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	20,379,407	355,583	(873)	20,734,117	—	129	123,552,900	—	935,730,718
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	13,211,095	97,826	(122,029)	13,186,892	—	281,579	23,943,298	—	315,957,926
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	14,942,020	2,035,147	—	16,977,167	1,404,196	—	(225,060)	4,636,920	175,543,911
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	18,300,452	—	(317,028)	17,983,424	—	666,909	53,568,412	—	288,813,791
8	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,919,529	580,247	—	5,499,776	—	—	(166,107)	1,146,546	51,917,884
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	8,200,534	1,079,596	—	9,280,130	353,571	—	3,546,558	3,082,674	95,956,549
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	2,735,949	278,556	—	3,014,505	—	—	10,202,127	—	74,036,245
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	3,038,380	332,984	—	3,371,364	—	—	4,760,956	—	72,518,037
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,061,819	1,473,494	(245,827)	9,289,486	—	902,567	19,679,163	—	213,472,385
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,226,251	16,769	(2,487,354)	5,755,666	—	6,908,976	3,739,587	—	128,524,034
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4,396,993	610,808	—	5,007,801	32,776	—	64,174	1,417,970	51,780,659
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	14,031,057	1,928,386	—	15,959,443	1,020,434	—	1,543,336	3,864,498	176,511,437
Variable Portfolio – DFA International Value Fund, Class 1 Shares	43,017,670	787,466	(12,471,109)	31,334,027	—	(18,967,217)	72,960,017	7,226,157	340,914,212
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	14,149,927	28,407,832	—	42,557,759	—	—	53,999,360	5,855,032	494,521,153
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	16,404,263	98,356	(7,050,218)	9,452,401	—	25,613,923	43,375,006	—	259,751,978
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	7,125,983	3,509,616	(107,660)	10,527,939	—	60,419	37,367,113	—	261,408,714
Variable Portfolio – MFS Value Fund, Class 1 Shares	7,199,592	1,531,626	(93,731)	8,637,487	—	289,904	18,938,784	—	205,313,076
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,409,232	17,866	(147,334)	18,279,764	—	286,930	39,833,731	—	350,788,669
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	5,862,199	4,337,687	(59,224)	10,140,662	—	118,840	36,398,630	—	251,387,008
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	37,969,141	3,448,192	(13,140,017)	28,277,316	27,734,643	(21,910,845)	64,928,135	2,518,293	334,803,423
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	20,327,506	2,880,882	—	23,208,388	189,680	—	1,592,700	5,490,189	252,971,429
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,918,728	50,588	(1,878,371)	6,090,945	—	2,684,560	15,638,461	—	128,214,396
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,020,276	10,262	(1,385,903)	4,644,635	—	6,334,355	(1,027,741)	—	126,241,177
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	40,495,247	2,142,958	(282,486)	42,355,719	—	(716,831)	70,191,181	8,672,036	491,326,345
10	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	7,691,441	1,811,050	(123,485)	9,379,006	—	313,123	16,265,830	—	202,961,689
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,494,165	2,393,631	—	17,887,796	618,574	—	1,547,189	2,946,556	189,252,885
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,849,949	468,656	—	4,318,605	—	—	8,812,762	—	107,317,347
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,484,177	220,822	—	1,704,999	906	—	(4,226)	158,632	17,186,390
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	4,446,796	492,777	—	4,939,573	—	—	14,677,690	—	109,806,697
Total	1,728,687,485	1,116,601,585	(938,651,642)	1,906,637,428	31,354,780	3,624,308	781,207,003	56,515,087	8,507,609,679

(f)	Non-income producing investment.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	51,108,312	—	—	51,108,312
Equity Funds	—	—	—	6,004,484,352	6,004,484,352
Exchange-Traded Funds	800,341,909	—	—	—	800,341,909
Fixed-Income Funds	—	—	—	1,011,121,144	1,011,121,144
Foreign Government Obligations	—	1,106,368	—	—	1,106,368
Residential Mortgage-Backed Securities - Agency	—	549,011,533	—	—	549,011,533
U.S. Treasury Obligations	103,005	—	—	—	103,005
Options Purchased Puts	63,429,865	—	—	—	63,429,865
Money Market Funds	—	—	—	1,492,004,183	1,492,004,183
Total Investments	863,874,779	601,226,213	—	8,507,609,679	9,972,710,671
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	131,044	—	—	131,044
Futures Contracts	32,769,794	—	—	—	32,769,794
Swap Contracts	—	398,810	—	—	398,810
12	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(47,053)	—	—	(47,053)
Futures Contracts	(10,804,295)	—	—	—	(10,804,295)
Total	885,840,278	601,709,014	—	8,507,609,679	9,995,158,971
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	13

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
11/23/2018	1.850%		17,000	17,014
09/15/2021	3.350%		40,000	41,572
Lockheed Martin Corp.(b)
09/15/2052	4.090%		5,000	4,998
Northrop Grumman Corp.
06/01/2018	1.750%		65,000	65,074
Total				128,658
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%		3,000	3,136
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		65,000	66,767
Bank of Nova Scotia (The)
06/11/2018	1.700%		35,000	35,024
Citigroup, Inc.
05/01/2026	3.400%		10,000	10,025
10/21/2026	3.200%		35,000	34,457
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		24,000	24,591
01/26/2027	3.850%		20,000	20,404
JPMorgan Chase & Co.
03/01/2018	1.700%		20,000	20,009
03/22/2019	1.850%		20,000	20,028
10/01/2026	2.950%		14,000	13,705
Morgan Stanley
07/27/2026	3.125%		5,000	4,905
01/20/2027	3.625%		40,000	40,502
Wells Fargo & Co.
10/23/2026	3.000%		40,000	39,101
Total				329,518
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital(b)
05/01/2047	5.375%		15,000	15,568
Comcast Corp.
02/15/2018	5.875%		30,000	30,484
08/15/2047	4.000%		20,000	20,329
Sky PLC(b)
11/24/2023	1.875%	EUR	100,000	124,178
Total				190,559
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		15,000	16,418
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
3M Co.(d)
10/15/2047	3.625%		15,000	14,925
General Electric Co.
10/09/2042	4.125%		15,000	15,823
Honeywell International, Inc.
10/30/2019	1.400%		40,000	39,729
02/22/2023	1.300%	EUR	100,000	122,791
United Technologies Corp.
05/04/2020	1.900%		30,000	29,897
11/01/2046	3.750%		25,000	24,120
Total				247,285
Electric 0.3%
AEP Texas, Inc.(b)
10/01/2047	3.800%		15,000	14,877
Appalachian Power Co.
05/15/2044	4.400%		10,000	10,702
Arizona Public Service Co.
05/15/2046	3.750%		15,000	14,723
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		20,000	21,068
02/01/2045	4.500%		29,000	31,482
CMS Energy Corp.
03/01/2024	3.875%		40,000	41,970
11/15/2025	3.600%		45,000	45,927
02/15/2027	2.950%		35,000	33,777
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		10,000	10,108
Dominion Energy, Inc.
06/15/2018	1.900%		45,000	45,067
DTE Energy Co.
06/01/2024	3.500%		35,000	35,652
10/01/2026	2.850%		130,000	124,378
Duke Energy Corp.
10/15/2023	3.950%		129,000	136,357
09/01/2046	3.750%		30,000	28,877
Duke Energy Florida LLC
01/15/2027	3.200%		15,000	15,173
Edison International
09/15/2022	2.400%		25,000	24,830
Emera US Finance LP
06/15/2046	4.750%		50,000	53,770
Eversource Energy
01/15/2018	1.600%		11,000	10,999
05/01/2018	1.450%		78,000	77,880
03/15/2022	2.750%		5,000	5,044

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FirstEnergy Corp.
07/15/2047	4.850%		5,000	5,248
Indiana Michigan Power Co.
03/15/2023	3.200%		50,000	51,066
07/01/2047	3.750%		30,000	29,424
innogy Finance BV(b)
02/14/2033	5.750%	EUR	15,000	26,487
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		5,000	5,025
05/01/2027	3.550%		60,000	61,553
Pacific Gas & Electric Co.
02/15/2024	3.750%		30,000	31,533
02/15/2044	4.750%		30,000	34,623
Public Service Electric & Gas Co.
05/15/2027	3.000%		25,000	24,914
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		15,000	14,842
Sierra Pacific Power Co.
05/01/2026	2.600%		10,000	9,652
Southern Co. (The)
07/01/2026	3.250%		20,000	19,770
07/01/2046	4.400%		42,000	43,506
WEC Energy Group, Inc.
06/15/2018	1.650%		20,000	19,997
06/15/2025	3.550%		35,000	36,064
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	100,000	144,113
Xcel Energy, Inc.
05/15/2020	4.700%		38,000	40,085
12/01/2026	3.350%		55,000	55,627
Total				1,436,190
Food and Beverage 0.1%
General Mills, Inc.
10/20/2017	1.400%		20,000	19,999
Kraft Heinz Foods Co.
06/01/2046	4.375%		30,000	29,496
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		15,000	14,971
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	100,000	118,959
PepsiCo, Inc.
02/22/2019	1.500%		45,000	44,931
05/02/2019	1.550%		15,000	14,985
05/02/2047	4.000%		15,000	15,618
Sysco Corp.
07/15/2021	2.500%		10,000	10,071
07/15/2027	3.250%		25,000	24,872
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/2019	2.650%	25,000	25,295
06/02/2047	4.550%	5,000	5,348
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%	8,000	8,050
10/21/2019	2.900%	60,000	60,858
Total			393,453
Health Care 0.1%
Becton Dickinson and Co.
06/06/2027	3.700%	70,000	70,799
Cardinal Health, Inc.
06/15/2027	3.410%	55,000	55,130
Express Scripts Holding Co.
07/15/2046	4.800%	30,000	31,739
Medtronic Global Holdings SCA
03/28/2019	1.700%	45,000	44,974
Total			202,642
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%	43,000	42,993
04/15/2047	4.250%	10,000	10,756
Total			53,749
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	5,000	5,810
07/15/2044	4.500%	10,000	9,550
Apache Corp.
01/15/2044	4.250%	5,000	4,713
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	26,397
Continental Resources, Inc.
06/01/2024	3.800%	10,000	9,652
Hess Corp.
04/01/2047	5.800%	20,000	20,545
Noble Energy, Inc.
11/15/2043	5.250%	11,000	11,561
Total			88,228
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	37,000	32,438
09/15/2043	5.200%	5,000	4,855
Total			37,293

2	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	15,000	15,489
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	40,000	39,199
Five Corners Funding Trust(b)
11/15/2023	4.419%	5,000	5,391
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	35,000	38,372
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	20,000	21,711
MetLife, Inc.
12/15/2017	1.756%	5,000	5,003
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	5,000	6,578
09/30/2047	3.850%	25,000	24,715
Nuveen Finance LLC(b)
11/01/2019	2.950%	15,000	15,257
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	100,000	101,854
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	50,000	56,497
05/15/2047	4.270%	18,000	18,605
Total			348,671
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	10,000	10,590
Discovery Communications LLC
09/20/2037	5.000%	5,000	5,091
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	12,000	12,256
Thomson Reuters Corp.
10/15/2019	4.700%	15,000	15,775
Total			43,712
Midstream 0.1%
Enterprise Products Operating LLC
05/07/2018	1.650%	17,000	16,992
02/15/2045	5.100%	28,000	31,202
05/15/2046	4.900%	7,000	7,642
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	50,000	49,903
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	15,000	15,407
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	5,000	4,875
06/15/2044	4.700%	41,000	37,072
Williams Partners LP
09/15/2045	5.100%	31,000	32,584
Total			195,677
Natural Gas 0.1%
NiSource Finance Corp.
02/15/2043	5.250%	25,000	28,884
05/15/2047	4.375%	20,000	21,007
03/30/2048	3.950%	20,000	19,705
Sempra Energy
06/15/2024	3.550%	100,000	102,365
06/15/2027	3.250%	40,000	39,533
Total			211,494
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2025	3.800%	35,000	36,326
Amgen, Inc.
06/15/2051	4.663%	23,000	25,206
Gilead Sciences, Inc.
03/01/2047	4.150%	10,000	10,265
Pfizer, Inc.
06/01/2018	1.200%	65,000	64,919
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	40,000	39,896
Total			176,612
Property & Casualty 0.0%
CNA Financial Corp.
05/15/2024	3.950%	61,000	63,508
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%	10,000	9,611
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%	50,000	50,780
12/09/2045	4.875%	15,000	16,866
Total			67,646
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%	30,000	29,739
07/20/2022	3.500%	10,000	10,417

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Target Corp.
04/15/2046	3.625%		5,000	4,708
Wal-Mart Stores, Inc.
04/11/2018	1.125%		15,000	14,976
Total				59,840
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		15,000	14,234
01/15/2048	4.650%		15,000	14,566
Total				28,800
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		35,000	34,986
02/09/2045	3.450%		18,000	17,078
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		30,000	30,897
Cisco Systems, Inc.
09/20/2019	1.400%		35,000	34,825
International Business Machine Corp.
11/19/2019	1.375%	EUR	100,000	121,962
Microsoft Corp.
11/03/2018	1.300%		10,000	9,984
08/08/2046	3.700%		15,000	15,135
02/06/2047	4.250%		5,000	5,525
Oracle Corp.
09/15/2021	1.900%		20,000	19,857
QUALCOMM, Inc.
05/20/2047	4.300%		5,000	5,121
Total				295,370
Transportation Services 0.0%
ERAC USA Finance LLC(b)
11/15/2024	3.850%		20,000	20,755
12/01/2026	3.300%		40,000	39,256
02/15/2045	4.500%		15,000	15,023
FedEx Corp.
04/01/2046	4.550%		30,000	31,968
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	50,000	78,334
Total				185,336
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%		10,000	9,914
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	48,000	43,785
03/01/2047	5.450%	25,000	26,408
Verizon Communications, Inc.
03/15/2055	4.672%	36,000	34,264
Total			104,457
Total Corporate Bonds & Notes (Cost $4,841,319)			4,927,777

Equity Funds 16.0%
	Shares	Value ($)
International 4.0%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(e)	324,319	3,528,590
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(e)	453,281	5,267,122
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(e)	297,460	3,521,921
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(e)	454,006	5,266,475
Total		17,584,108
U.S. Large Cap 9.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(e),(f)	173,787	3,639,101
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(e),(f)	249,513	11,260,527
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(e),(f)	160,067	3,835,208
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(e),(f)	208,193	3,343,576
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(e),(f)	86,999	1,999,238
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(e),(f)	106,606	2,929,533
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(e),(f)	117,978	2,929,395
Variable Portfolio – MFS Value Fund, Class 1 Shares(e),(f)	83,391	1,982,214
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(e),(f)	215,499	4,135,416
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(e),(f)	117,896	2,922,652

4	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(e),(f)	91,818	1,986,938
Total		40,963,798
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(e),(f)	41,886	1,028,713
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(e),(f)	47,681	1,025,622
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(e),(f)	56,124	1,394,673
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(e),(f)	63,120	1,403,160
Total		4,852,168
U.S. Small Cap 1.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(e),(f)	102,467	2,288,089
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(e),(f)	108,941	2,293,200
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(e),(f)	84,041	2,284,232
Total		6,865,521
Total Equity Funds (Cost $55,292,769)		70,265,595

Exchange-Traded Funds 7.7%

iShares MSCI EAFE ETF	222,032	15,204,751
SPDR S&P 500 ETF Trust	73,425	18,446,563
Total Exchange-Traded Funds (Cost $28,171,844)		33,651,314

Fixed-Income Funds 54.5%

Investment Grade 54.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(e)	4,626,027	47,833,120
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(e)	1,524,177	14,388,236
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(e)	2,356,703	24,368,310
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(e)	1,383,310	14,303,423
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(e)	4,343,748	48,041,848
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(e)	3,358,692	36,609,745
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(e)	4,514,237	47,760,624
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(e)	591,742	5,964,762
Total		239,270,068
Total Fixed-Income Funds (Cost $237,810,454)		239,270,068

Foreign Government Obligations(a),(g) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	100,000	124,410
Total Foreign Government Obligations (Cost $113,324)				124,410

Residential Mortgage-Backed Securities - Agency 5.8%

Federal National Mortgage Association(d)
10/17/2032	2.500%		9,592,000	9,657,196
10/17/2032	3.000%		592,000	608,280
10/17/2032- 10/12/2047	3.500%		14,340,000	14,830,368
10/12/2047	4.000%		592,000	623,311
Total Residential Mortgage-Backed Securities - Agency (Cost $25,839,476)				25,719,155

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2045	3.000%		40,000	41,202
Total U.S. Treasury Obligations (Cost $39,174)				41,202

Options Purchased Puts 0.2%
Value ($)
(Cost $1,916,894)	1,045,870

Money Market Funds 20.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(h)	88,567,642	88,567,642
Total Money Market Funds (Cost $88,567,259)		88,567,642
Total Investments (Cost: $442,592,513)		463,613,033
Other Assets & Liabilities, Net		(24,360,451)
Net Assets		439,252,582

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
At September 30, 2017, securities and/or cash totaling $1,259,656 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
175,000 GBP	229,394 USD	Standard Chartered	10/20/2017	—	(5,240)
2,716 USD	2,000 GBP	Standard Chartered	10/20/2017	—	(35)
547,000 EUR	658,435 USD	UBS	10/20/2017	11,331	—
2,391 USD	2,000 EUR	UBS	10/20/2017	—	(25)
Total				11,331	(5,300)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
BP Currency	10	12/2017	USD	839,938	12,401	—
Canadian Government 10-Year Bond	1	12/2017	CAD	136,638	—	(2,177)
Euro FX	3	12/2017	USD	444,919	—	(8,467)
EURO STOXX 50	14	12/2017	EUR	500,640	14,229	—
Euro-Bobl	2	12/2017	EUR	264,747	—	(1,027)
Euro-Bund	1	12/2017	EUR	161,407	—	(1,566)
FTSE 100 Index	4	12/2017	GBP	293,180	—	(2,797)
JPY Currency	13	12/2017	USD	1,449,500	—	(64,561)
Long Gilt	1	12/2017	GBP	126,193	—	(3,780)
Russell 2000 E-mini	7	12/2017	USD	522,515	852	—
S&P 500 E-mini	197	12/2017	USD	24,783,585	452,721	—
S&P 500 Index	1	12/2017	USD	629,025	14,537	—
SPI 200 Index	6	12/2017	AUD	850,200	—	(5,253)
TOPIX Index	14	12/2017	JPY	234,500,000	121,222	—
U.S. Long Bond	34	12/2017	USD	5,251,241	—	(83,212)
U.S. Treasury 10-Year Note	132	12/2017	USD	16,628,334	—	(175,577)
U.S. Treasury 2-Year Note	104	12/2017	USD	22,476,688	—	(63,580)
U.S. Treasury 5-Year Note	133	12/2017	USD	15,674,837	—	(112,527)
U.S. Ultra Bond	4	12/2017	USD	671,451	—	(11,847)
Total					615,962	(536,371)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSE 60 Index	(2)	12/2017	CAD	(367,480)	—	(14,542)
U.S. Long Bond	(8)	12/2017	USD	(1,235,586)	19,857	—
U.S. Treasury 10-Year Note	(1)	12/2017	USD	(125,972)	1,295	—
U.S. Treasury 2-Year Note	(17)	12/2017	USD	(3,674,074)	10,061	—
U.S. Treasury Ultra 10-Year Note	(4)	12/2017	USD	(543,329)	6,523	—
Total					37,736	(14,542)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	15,620,032	62	1,800.00	12/2018	518,259	148,490
S&P 500 Index	Deutsche Bank	USD	10,833,248	43	1,850.00	12/2018	447,331	118,680
S&P 500 Index	Deutsche Bank	USD	12,596,800	50	1,950.00	06/2019	334,662	276,000
S&P 500 Index	Deutsche Bank	USD	13,856,480	55	1,900.00	06/2019	326,801	266,750
S&P 500 Index	Deutsche Bank	USD	13,856,480	55	1,850.00	06/2019	289,841	235,950
Total							1,916,894	1,045,870
6	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $1,050,954, which represents 0.24% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a security purchased on a when-issued basis.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	96,565,730	29,829,336	(37,827,424)	88,567,642	—	(308)	383	579,163	88,567,642
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	200,106	18,255	(44,574)	173,787	—	76,521	435,449	—	3,639,101
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	286,601	27,921	(65,009)	249,513	—	196,577	1,374,640	—	11,260,527
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	174,860	17,710	(32,503)	160,067	—	42,595	262,628	—	3,835,208
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	4,695,723	540,363	(610,059)	4,626,027	379,633	(79,081)	93,670	1,253,622	47,833,120
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	252,029	27,961	(71,797)	208,193	—	71,423	590,363	—	3,343,576
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	1,543,856	172,973	(192,652)	1,524,177	—	(142,446)	106,623	315,513	14,388,236
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,498,706	318,568	(460,571)	2,356,703	88,368	(190,427)	1,218,398	770,450	24,368,310
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	48,196	5,524	(11,834)	41,886	—	19,294	139,611	—	1,028,713
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	50,749	6,466	(9,534)	47,681	—	17,512	56,542	—	1,025,622
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	96,788	11,498	(21,287)	86,999	—	50,011	169,845	—	1,999,238
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	127,273	18,945	(43,751)	102,467	—	104,072	73,515	—	2,288,089
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	1,409,488	163,870	(190,048)	1,383,310	8,997	(46,589)	85,987	389,283	14,303,423
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	4,460,230	469,475	(585,957)	4,343,748	276,437	(104,202)	604,361	1,046,897	48,041,848
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – DFA International Value Fund, Class 1 Shares	548,273	68,699	(292,653)	324,319	—	119,977	475,304	75,779	3,528,590
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	210,675	335,189	(92,583)	453,281	—	22,308	636,113	63,414	5,267,122
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	232,960	23,287	(149,641)	106,606	—	349,090	451,721	—	2,929,533
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	97,884	58,458	(38,364)	117,978	—	24,871	446,499	—	2,929,395
Variable Portfolio – MFS Value Fund, Class 1 Shares	93,916	9,646	(20,171)	83,391	—	37,538	183,706	—	1,982,214
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	243,090	25,726	(53,317)	215,499	—	72,473	419,766	—	4,135,416
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	80,287	70,758	(33,149)	117,896	—	31,797	412,076	—	2,922,652
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	497,406	66,351	(266,297)	297,460	286,280	(6,184)	482,244	26,386	3,521,921
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	3,439,791	342,813	(423,912)	3,358,692	27,441	(103,944)	380,804	794,253	36,609,745
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	104,754	29,617	(25,430)	108,941	—	19,290	252,053	—	2,293,200
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	80,773	22,119	(18,851)	84,041	—	40,014	60,321	—	2,284,232
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	524,738	66,221	(136,953)	454,006	—	(51,384)	846,646	92,949	5,266,475
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	101,303	10,799	(20,284)	91,818	—	33,285	158,254	—	1,986,938
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,633,153	463,402	(582,318)	4,514,237	155,663	(99,807)	553,354	741,496	47,760,624
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	61,162	7,633	(12,671)	56,124	—	25,988	101,685	—	1,394,673
8	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	600,151	63,753	(72,162)	591,742	316	(7,797)	8,784	55,362	5,964,762
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	72,614	7,580	(17,074)	63,120	—	23,476	187,051	—	1,403,160
Total	124,033,265	33,300,916	(42,422,830)	114,911,351	1,223,135	545,943	11,268,396	6,204,567	398,103,305

(f)	Non-income producing investment.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	4,927,777	—	—	4,927,777
Equity Funds	—	—	—	70,265,595	70,265,595
Exchange-Traded Funds	33,651,314	—	—	—	33,651,314
Fixed-Income Funds	—	—	—	239,270,068	239,270,068
Foreign Government Obligations	—	124,410	—	—	124,410
Residential Mortgage-Backed Securities - Agency	—	25,719,155	—	—	25,719,155
U.S. Treasury Obligations	41,202	—	—	—	41,202
Options Purchased Puts	1,045,870	—	—	—	1,045,870
Money Market Funds	—	—	—	88,567,642	88,567,642
Total Investments	34,738,386	30,771,342	—	398,103,305	463,613,033
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,331	—	—	11,331
Futures Contracts	653,698	—	—	—	653,698
Liability
Forward Foreign Currency Exchange Contracts	—	(5,300)	—	—	(5,300)
Futures Contracts	(550,913)	—	—	—	(550,913)
Total	34,841,171	30,777,373	—	398,103,305	463,721,849
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio - Managed Risk Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 55.4%
	Shares	Value ($)
International 17.0%
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	175,302	2,037,009
U.S. Large Cap 34.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	45,136	2,037,010
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	106,150	2,037,009
Total		4,074,019
U.S. Small Cap 4.3%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	12,096	254,626
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	9,368	254,626
Total		509,252
Total Equity Funds (Cost $6,536,845)		6,620,280

Exchange-Traded Funds 6.1%

iShares Core U.S. Aggregate Bond ETF	3,500	383,565
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,500	303,075
iShares MSCI EAFE ETF	150	10,272
SPDR S&P 500 ETF Trust	150	37,685
Total Exchange-Traded Funds (Cost $734,523)		734,597

Fixed-Income Funds 29.8%

Investment Grade 29.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	147,752	1,527,757
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	140,161	1,527,757
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	50,521	509,252
Total		3,564,766
Total Fixed-Income Funds (Cost $3,569,809)		3,564,766
Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2032	2.500%	350,000	352,379
Total Residential Mortgage-Backed Securities - Agency (Cost $354,033)			352,379

Money Market Funds 8.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(d)	1,010,962	1,010,962
Total Money Market Funds (Cost $1,010,962)		1,010,962
Total Investments (Cost: $12,206,172)		12,282,984
Other Assets & Liabilities, Net		(332,853)
Net Assets		11,950,131

At September 30, 2017, securities and/or cash totaling $13,048 were pledged as collateral.
Columbia Variable Portfolio - Managed Risk Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	12/2017	USD	98,920	298	—
S&P 500 E-mini	1	12/2017	USD	125,805	1,102	—
U.S. Treasury 10-Year Note	2	12/2017	USD	251,944	—	(1,691)
U.S. Treasury 2-Year Note	1	12/2017	USD	216,122	—	(596)
U.S. Treasury 5-Year Note	2	12/2017	USD	235,712	—	(192)
U.S. Ultra Bond	1	12/2017	USD	167,863	—	(2,565)
Total					1,400	(5,044)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	10,000,000	232,508	(9,221,546)	1,010,962	—	808	1,010,962
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	—	45,136	—	45,136	27,580	—	2,037,010
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	—	147,752	—	147,752	(1,132)	—	1,527,757
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	—	175,302	—	175,302	8,658	8,306	2,037,009
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	—	106,150	—	106,150	26,792	—	2,037,009
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	—	140,161	—	140,161	(3,546)	—	1,527,757
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	—	12,096	—	12,096	8,740	—	254,626
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	—	9,368	—	9,368	11,665	—	254,626
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	—	50,521	—	50,521	(364)	—	509,252
	10,000,000	918,994	(9,221,546)	1,697,448	78,393	9,114	11,196,008

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
2	Columbia Variable Portfolio - Managed Risk Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk Fund, September 30, 2017 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio - Managed Risk Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	6,620,280	6,620,280
Exchange-Traded Funds	734,597	—	—	—	734,597
Fixed-Income Funds	—	—	—	3,564,766	3,564,766
Residential Mortgage-Backed Securities - Agency	—	352,379	—	—	352,379
Money Market Funds	—	—	—	1,010,962	1,010,962
Total Investments	734,597	352,379	—	11,196,008	12,282,984
Derivatives
Asset
Futures Contracts	1,400	—	—	—	1,400
Liability
Futures Contracts	(5,044)	—	—	—	(5,044)
Total	730,953	352,379	—	11,196,008	12,279,340
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - Managed Risk Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio - Managed Risk U.S. Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 55.4%
	Shares	Value ($)
U.S. Large Cap 48.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	42,901	1,936,136
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	33,140	822,858
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	100,893	1,936,136
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	38,025	822,858
Total		5,517,988
U.S. Small Cap 6.8%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	18,395	387,227
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	14,247	387,227
Total		774,454
Total Equity Funds (Cost $6,196,133)		6,292,442

Exchange-Traded Funds 6.1%

iShares Core U.S. Aggregate Bond ETF	3,500	383,565
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,500	303,075
Total Exchange-Traded Funds (Cost $686,960)		686,640

Fixed-Income Funds 29.8%

Investment Grade 29.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	140,436	1,452,102
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	133,220	1,452,102
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	48,019	484,034
Total		3,388,238
Total Fixed-Income Funds (Cost $3,393,361)		3,388,238
Residential Mortgage-Backed Securities - Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2032	2.500%	350,000	352,379
Total Residential Mortgage-Backed Securities - Agency (Cost $354,033)			352,379

Money Market Funds 8.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(d)	965,408	965,408
Total Money Market Funds (Cost $965,408)		965,408
Total Investments (Cost: $11,595,895)		11,685,107
Other Assets & Liabilities, Net		(329,056)
Net Assets		11,356,051

At September 30, 2017, securities and/or cash totaling $6,530 were pledged as collateral.
Columbia Variable Portfolio - Managed Risk U.S. Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk U.S. Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1	12/2017	USD	125,972	—	(1,314)
U.S. Treasury 2-Year Note	1	12/2017	USD	216,122	—	(596)
U.S. Treasury 5-Year Note	2	12/2017	USD	235,712	—	(192)
U.S. Ultra Bond	1	12/2017	USD	167,863	—	(2,565)
Total					—	(4,667)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	10,000,000	160,620	(9,195,212)	965,408	—	—	782	965,408
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	—	42,901	—	42,901	—	26,505	—	1,936,136
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	—	140,436	—	140,436	—	(1,208)	—	1,452,102
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	—	33,140	—	33,140	—	(644)	—	822,858
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	—	100,893	—	100,893	—	25,498	—	1,936,136
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	—	133,220	—	133,220	—	(3,521)	—	1,452,102
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	—	18,396	(1)	18,395	—	13,206	—	387,227
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	—	14,250	(3)	14,247	1	17,752	—	387,227
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	—	38,028	(3)	38,025	1	13,992	—	822,858
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	—	48,019	—	48,019	—	(393)	—	484,034
Total	10,000,000	729,903	(9,195,219)	1,534,684	2	91,187	782	10,646,088

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
2	Columbia Variable Portfolio - Managed Risk U.S. Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk U.S. Fund, September 30, 2017 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
Columbia Variable Portfolio - Managed Risk U.S. Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Managed Risk U.S. Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	6,292,442	6,292,442
Exchange-Traded Funds	686,640	—	—	—	686,640
Fixed-Income Funds	—	—	—	3,388,238	3,388,238
Residential Mortgage-Backed Securities - Agency	—	352,379	—	—	352,379
Money Market Funds	—	—	—	965,408	965,408
Total Investments	686,640	352,379	—	10,646,088	11,685,107
Derivatives
Liability
Futures Contracts	(4,667)	—	—	—	(4,667)
Total	681,973	352,379	—	10,646,088	11,680,440
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - Managed Risk U.S. Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Variable Insurance Trust

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date November 21, 2017